                                        THE COMMERCE FUNDS

                                        Semi-Annual Report - April 30, 2000


                           [LOGO OF COMMERCE FUNDS]

Building on Your Values


The value of a shared perspective

At The Commerce Funds, we have a simple, straightforward mission: to build relationships that have lasting value to our clients.

We achieve our mission by keeping our focus squarely on what matters most: the financial success and well-being of the customers we serve. At The Commerce Funds, looking at the world through our customers' eyes has helped us to create a family of mutual funds designed to assist you in meeting the financial challenges that lie ahead.


The power of professional commitment

Behind each of The Commerce Funds is a consistent, long-term investment philosophy and a commitment to the highest investment standards. Our success in helping investors like you reach their financial goals has proven the wisdom of this careful, disciplined approach to investing.

Your relationship with The Commerce Funds is built on a foundation of shared values and many years of investment experience. Working from this solid foundation, we're equipped to help our customers meet the challenge of investing for a lifetime.

Strength, insight, and service: good reasons to invest with The Commerce Funds.

                              The Commerce Funds

                             International Equity
                                    MidCap
                                    Growth
                               Growth and Income
                                   Balanced
                 RISK                                    POTENTIAL
                               Missouri Tax-Free          RETURN
                                Intermediate Bond

                               National Tax-Free
                               Intermediate Bond
                                     Bond
                             Short-Term Government





        In general, greater returns are associated with greater risks.

                                                                 COMMERCE FUNDS
Shareholder Letter
 Dear Shareholder:

 We are pleased to provide you with the Semi-Annual Report on The Commerce Funds. In this report, you will find performance and financial information on the nine Commerce Funds. The portfolio management team of each Fund also pro-vides a review of the factors that have affected performance. To help you put that information in context, we offer the following economic and financial market update.

                   Economic and Market Update

                   Events in the economy and financial markets are unfolding much as we anticipated. For over a year, it has been our view that the U.S. economy would remain strong, the rest of the world would begin to see renewed growth, and the Fed-eral Reserve would have to act in late 1999 and into 2000 to counter potential inflationary price pressures. As noted in our annual letter, this condition began to unfold last fall. As we move through the first half of 2000, the Fed-eral Reserve has increased the Federal Funds rate three more times and financial markets are now in the process of adjusting to this reality. How events develop from here de-pends greatly on upcoming economic reports and market con-ditions. At this moment, it is our assessment that the Federal Reserve is approaching the end of this current cy-cle of rate increases.

                   It is our current expectation that the U.S. economy will begin to experience a moderation in economic activity in the second quarter that will extend into the second half of 2000. Monetary policy has been gradually tightened over the past year, and we are just now seeing the first early signs of its effect. Monetary policy works with a lag. The first effects are normally on the financial system, which we are now seeing, and subsequently on the real economy. As eco-nomic activity moderates, budding price pressures should recede. We do not anticipate a major upturn in inflation.

                   One exception could be in the area of energy. Higher gaso-line prices seem assured over the summer months as tight inventories and a lagging increase in crude oil output com-bine to create a supply problem. At the same time, natural gas prices are soaring and the potential of a shortage as we enter the fall and winter months becomes more of a pos-sibility. This is due to the continued strong growth in de-mand and underinvestment in new production over the past several years.

                   The U.S. equity market finished 1999 on a very strong note, despite concerns about the Y2K problem, and after a brief dip in the first several weeks of 2000, roared into March. It was at that point that the tenor of the equity market began to change. The NASDAQ hit its peak on March 10 after a spectacular rally from the lows of last fall of close to 85%. The S&P 500 hit its peak several weeks later. The U.S. markets are now in a full blown correction as investors grapple with higher interest rates, lower liquidity, and the potential of an economic slowdown and its impact on earnings growth. The highflying technology sector is in the process of a significant correction, while some of the lag-gard sectors of the past several years have started to per-form better. There has been a clear preference for "value" sectors as opposed to "growth" sectors over the last sev-eral months.

COMMERCE FUNDS
                   The fixed-income market has also been buffeted by the rise in inflation expectations and Federal Reserve actions. Yields have continued to rise across the maturity spectrum with most of the damage in the short to intermediate matu-rities. One unusual aspect of today's market is the influ-ence of the announced Treasury buy-back program. While not unexpected, the timing and amount caught many investors off guard. This has led to substantial outperformance of U.S. government securities relative to private debt. Addition-ally, the increased risk of economic or financial problems stemming from the Federal Reserve's attempt to slow the U.S. economy has caused investors to demand higher yields from the corporate sector.

                   We continue to expect much volatility over the coming months as the markets deal with the increased uncertainty. On the other hand, we believe the downside in both the eq-uity and fixed-income markets is limited from here, but that on balance, not much net progress will be made. As we noted in this year's edition of Investments: The Long Term Outlook, ". . . the easy money in the U.S. equity market has been made." In this environment, it is important to maintain one's perspective and long-term objectives. The environment and current market conditions also put a high premium on risk management and selectivity.

                   As always, we appreciate your investment, and we look for-ward to being a part of your investment future for years to come.

                   Sincerely,

                   Gary D. Campbell
                   Chief Investment Officer
                   Investment Management Group
                   Commerce Bank, N.A.

                                             COMMERCE SHORT-TERM GOVERNMENT FUND
Short-Term Government Fund Overview
 Dear Shareholder,

 We are pleased to report on the performance of the Commerce Short-Term Gov-ernment Fund (the "Fund") for the six-month period ended April 30, 2000.

                   Performance Review

                   For the six-month period ended April 30, 2000, the Institu-tional Shares of the Fund had a cumulative total return of 1.62%, based on Net Asset Value (NAV) (assumes fee waivers and expense reimbursements). The Service Shares had a cumu-lative total return, without sales charge, of 1.44% for the same period based on NAV (assumes fee waivers and expense reimbursements). This compares to the Lipper Short-Term Government Funds Index six-month cumulative return of 1.91% and Salomon Brothers 1-5 Year Treasury/Government Sponsored Index six-month cumulative return of 1.58%. Past perfor-mance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the FDIC or the U.S. Gov-ernment or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .This continues to be a challenging year for the fixed-in-
                    come market. With continuing strength of the economy and an increase in inflation, interest rates have risen through the first part of 2000. We have also seen short-term interest rates rising faster than long-term rates, resulting in an inverted yield curve.

                   .As short-term interest rates rose above long-term rates,
                    we sold some of our securities with longer maturity dates and reinvested both cash and the proceeds of our sales in the highest-yielding sector of the yield curve.

                   .Looking ahead, we believe the Fund's portfolio is well-po-
                    sitioned relative to its benchmark in terms of yield. We believe the Fund will benefit when mortgage and agency in-terest rate differentials begin to compress relative to U.S. Treasuries.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   May 26, 2000

COMMERCE SHORT-TERM GOVERNMENT FUND
Statement of Investments
April 30, 2000 (Unaudited)

  Principal              Interest                        Maturity
    Amount                 Rate                            Date                              Value

  Collateralized Mortgage Obligations - 30.0%
  Bear Stearns Mortgage Securities, Inc. Series 1998-1, Class A17
  $  250,000               5.00%                        03/25/2028                       $  188,174
  Chase Mortgage Finance Corp. Series 1999-S1, Class A17
     250,000               6.75                         02/25/2029                          215,000
  Countrywide Home Loans, Inc. Series 1997-4, Class A
     330,536               8.00                         07/25/2027                          328,972
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1205, Class G
     180,183               7.00                         03/15/2007                          178,042
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1255, Class G
      85,774               7.50                         07/15/2021                           86,015
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1407, Class PH
      29,732               6.75                         05/15/2018                           29,658
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1526, Class N
     602,768               6.50                         12/15/2022                          596,928
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1619, Class EC
     493,683               5.60                         11/15/2023                          485,349
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1621, Class K
     230,000               6.50                         11/15/2023                          210,450
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1624, Class EA
     295,592               5.50                         01/15/2007                          293,744
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1727, Class KA
     769,019               6.50                         05/15/2024                          764,451
  Federal Home Loan Mortgage Corp. REMIC PAC Series 2047, Class A
     107,286               6.75                         05/15/2027                          103,545
  Federal Home Loan Mortgage Corp. REMIC PAC Series 2103, Class TE
     625,000               6.00                         12/15/2028                          540,819
  Federal Home Loan Mortgage Corp. REMIC PAC Series 2109, Class PE
     700,000               6.00                         12/15/2028                          606,592
  Federal Home Loan Mortgage Corp. REMIC PAC Series 44, Class E
     459,085               9.00                         11/15/2019                          464,250
  Federal Home Loan Mortgage Corp. REMIC Series 1574, Class P
      16,273               6.50                         07/15/2023                           15,937
  Federal Home Loan Mortgage Corp. REMIC Series 1617, Class C
     149,000               6.50                         02/15/2023                          139,175
  Federal Home Loan Mortgage Corp. REMIC Series 1632, Class B
     200,000               6.00                         11/15/2023                          177,312
  Federal Home Loan Mortgage Corp. REMIC Series 1727, Class E
     357,818               6.50                         04/15/2018                          356,362
  Federal Home Loan Mortgage Corp. Series 1650, Class K
     880,000               6.50                         01/15/2024                          802,634
 --------------------------------------------------------------------------------------------------

  Principal              Interest                        Maturity
    Amount                 Rate                            Date                              Value

  Collateralized Mortgage Obligations - (continued)
  Federal Home Loan Mortgage Corp. Series 1652, Class PJ
  $  500,000               6.60%                        08/15/2022                       $  484,840
  Federal National Mortgage Assn. REMIC PAC Series 1991-118, Class K
     102,844               7.00                         08/25/2021                          102,201
  Federal National Mortgage Assn. REMIC PAC Series 1993-208, Class L
       8,520               6.50                         03/25/2023                            8,469
  Federal National Mortgage Assn. REMIC PAC Series 1993-209, Class E
     150,865               5.75                         07/25/2005                          150,062
  Federal National Mortgage Assn. REMIC PAC Series 1994-76, Class E
     486,217               5.00                         02/25/2022                          480,139
  Federal National Mortgage Assn. REMIC PAC Series 1996-28, Class PE
     281,000               6.50                         03/25/2020                          275,116
  Federal National Mortgage Assn. REMIC PAC Series G92-35, Class D
     134,725               4.50                         08/25/2021                          130,303
  Federal National Mortgage Assn. REMIC PAC Series G93-16, Class H
     360,000               4.59                         04/25/2021                          314,435
  Federal National Mortgage Assn. REMIC Series 1992-1, Class E
     273,419               7.50                         01/25/2007                          272,563
  Federal National Mortgage Assn. REMIC Series 1993-130, Class H
     510,000               6.30                         09/25/2018                          504,579
  Federal National Mortgage Assn. REMIC Series 1993-225, Class NB
     497,809               6.50                         12/25/2022                          483,651
  Federal National Mortgage Assn. REMIC Series 1993-245, Class N
     200,000               6.50                         12/25/2023                          188,750
  Federal National Mortgage Assn. REMIC Series 1994-23, Class A
      35,257               6.00                         12/25/2022                           34,959
  Federal National Mortgage Assn. REMIC Series G94-9, Class C
      39,522               6.25                         04/17/2010                           39,250
  Federal National Mortgage Assn. REMIC Series X-225, Class G
     630,334               6.50                         11/25/2022                          575,065
  Federal National Mortgage Assn. REMIC Series X-225, Class NC
   3,229,000               6.50                         03/25/2023                        3,032,225
  Federal National Mortgage Assn. Series 1993-109, Class TC
   1,004,477               7.00                         01/25/2011                          999,766
  Federal National Mortgage Assn. Series 1993-139, Class KB
     217,555               7.00                         11/25/2000                          216,739
  Federal National Mortgage Assn. Series 1993-183, Class K
     500,000               6.50                         07/25/2023                          458,125
  Federal National Mortgage Assn. Series 1993-76, Class A
     284,299               6.00                         06/25/2008                          276,302
  Federal National Mortgage Assn. Series 1995-19, Class L
     171,021               6.25                         08/25/2008                          157,767
  Federal National Mortgage Assn. Series 1997-58, Class DC
     700,000               7.00                         01/20/2013                          662,375
 --------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE SHORT-TERM GOVERNMENT FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Collateralized Mortgage Obligations - (continued)
  Federal National Mortgage Assn. Series 1997-58, Class G
  $1,341,666              6.50%                      03/20/2023                     $  1,324,466
  Federal National Mortgage Assn. Series 1998-63, Class PL
     530,000              6.00                       11/25/2027                          463,580
  GE Capital Mortgage Services, Inc. Series 1993-16, Class A4
      10,970              6.25                       12/25/2023                           10,894
  GE Capital Mortgage Services, Inc. Series 1997-9, Class 2A7
     838,728              7.00                       10/25/2027                          831,910
  Prudential Home Mortgage Securities Co. REMIC PAC Series 1993-3, Class A6
   2,576,962              7.40                       02/25/2008                        2,566,474
  Prudential Home Mortgage Securities Co. Series 1993-28, Class M
   1,160,988              7.38                       08/25/2023                        1,110,126
  Residential Accredit Loans, Inc. Series 1997-QS07, Class A4
   2,000,000              7.50                       07/25/2027                        1,965,000
  Residential Accredit Loans, Inc. Series 1997-QS08, Class A6
     482,545              7.25                       08/25/2027                          480,132
  Residential Accredit Loans, Inc. Series 1999-QS02, Class A5
   1,000,000              6.50                       02/25/2029                          835,000
  Residential Asset Securitization Trust Series 1997-A7, Class A5
   1,865,300              7.50                       09/25/2027                        1,847,803
  Residential Funding Mortgage Securities Series 1993-S49,
   Class A2
     231,222              6.00                       12/25/2008                          228,764
  Residential Funding Mortgage Securities I, Inc. REMIC Series 1995-S12,
   Class A2
     850,298              7.25                       08/25/2010                          830,103
  Residential Funding Mortgage Securities I, Inc. REMIC Series 1997-S3,
   Class A3
     240,133              7.30                       03/25/2007                          239,170
  Saxon Mortgage Securities Corp. REMIC Series 1993-8A,
   Class 1A5
     500,000              7.38                       09/25/2023                          469,195
  Securitized Asset Sales, Inc. Series 1993-7, Class TA6
     470,000              6.25                       12/25/2023                          430,050
 -----------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (cost $31,072,645)                                                                $ 30,063,757
 -----------------------------------------------------------------------------------------------
  Mortgage-Backed Pass-Through Obligations - 7.2%
  Federal Home Loan Mortgage Corporation (FHLMC)
  $    8,737              8.75%                      02/01/2001                     $      8,683
      11,913              8.75                       04/01/2001                           11,812
      58,221              8.25                       08/01/2001                           56,856
      63,612              7.75                       09/01/2007                           63,180
  Federal National Mortgage Association (FNMA)
     639,284              6.50                       04/01/2003                          627,776
   5,000,000              4.75                       11/14/2003                        4,615,600
     227,621              8.00                       12/01/2007                          228,042
     256,339              6.50                       02/01/2012                          247,921
      92,768              9.00                       07/01/2024                           95,805
     863,338              5.82                       12/01/2028                          826,785
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Mortgage-Backed Pass-Through Obligations - (continued)
  Government National Mortgage Association (GNMA)
  $  150,757              8.00%                      10/15/2016                     $    152,244
     284,293              8.00                       07/15/2017                          286,957
 -----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH
  OBLIGATIONS
  (cost $7,267,520)                                                                 $  7,221,661
 -----------------------------------------------------------------------------------------------
  U.S. Government Agency Obligations - 62.0%
  Detroit MI U.S. Government Guarantee Note Series A11
  $  100,000              6.44%                      08/01/2002                     $     98,180
  Federal Agricultural Mortgage Corporation
   6,000,000              5.80                       05/03/2000                        5,998,030
  Federal Farm Credit Bank
   1,000,000              6.10                       11/19/2001                          986,090
  Federal Home Loan Bank
   3,000,000              5.63                       03/19/2001                        2,973,750
   1,250,000              7.44                       08/10/2001                        1,254,687
   3,000,000              5.88                       08/15/2001                        2,957,340
   1,000,000              6.53                       08/28/2001                          992,500
   1,750,000              6.63                       08/28/2001                        1,743,940
     965,000              7.56                       02/27/2002                          971,485
   4,000,000              7.17                       07/22/2002                        4,000,000
   2,000,000              5.13                       09/15/2003                        1,875,320
   1,630,000              6.89                       04/06/2004                        1,608,093
  Federal Home Loan Mortgage Corporation
   1,000,000              6.52                       08/25/2000                          999,840
     500,000              6.70                       07/25/2001                          497,580
   2,000,000              5.00                       01/15/2004                        1,855,940
     200,000              5.75                       04/15/2008                          181,282
  Federal National Mortgage Association
   1,000,000              9.20                       09/11/2000                        1,008,910
   3,500,000              5.72                       01/09/2001                        3,476,480
     250,000              6.18                       03/15/2001                          248,867
     500,000              6.63                       04/18/2001                          499,610
     700,000              6.38                       08/14/2001                          693,658
     500,000              7.50                       02/11/2002                          502,810
  10,000,000              5.25                       01/15/2003                        9,534,400
  13,300,000              5.75                       04/15/2003                       12,803,378
     330,000              6.05                       05/29/2003                          318,193
     625,000              7.40                       07/01/2004                          622,069
     750,000              6.50                       08/15/2004                          729,255
     215,000              7.88                       02/24/2005                          220,308
     500,000              7.65                       03/10/2005                          507,890
  Student Loan Marketing Association
     180,000              6.05                       09/14/2000                          179,635
  Tennessee Valley Authority 1989 Series D
     575,000              6.00                       11/01/2000                          573,833
  U.S. Department of Housing & Urban Development Section 108 Series 1995-A
   1,250,000              8.15                       08/01/2000                        1,254,087
 -----------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY
  OBLIGATIONS
  (cost $63,709,149)                                                                $ 62,167,440
 -----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND
Statement of Investments (continued)
April 30, 2000 (Unaudited)

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  U.S. Treasury Obligation - 0.5%
  United States Treasury Note
  $  500,000              5.75%                      08/15/2003                     $    487,345
 -----------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATION
  (cost $510,859)                                                                   $    487,345
 -----------------------------------------------------------------------------------------------
  Repurchase Agreement - 0.2%
  State Street Bank & Trust Co.
  $  245,000              5.55%                      05/01/2000                     $    245,000
 -----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $245,000)                                                                   $    245,000
 -----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $102,805,173)                                                               $100,185,203
 -----------------------------------------------------------------------------------------------

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 PAC --Planned Amortization Class
 REMIC --Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                              COMMERCE BOND FUND
Bond Fund Overview
 Dear Shareholder:

 We are pleased to report on the performance of the Commerce Bond Fund (the "Fund") for the six-month period ended April 30, 2000.

                   Performance Review

                   .For the six-month period ended April 30, 2000, the Insti-
                    tutional Shares of the Fund had a cumulative total return of 0.74%, based on Net Asset Value (NAV). The Service Shares had a cumulative total return, without sales charge, of 0.62% for the same period based on NAV. This compares to the Lipper Intermediate Investment Grade Debt Funds Index six-month cumulative return of 0.99% and the Lehman Brothers Aggregate Bond Index six-month cumulative return of 1.42%. Past performance is no guarantee of fu-ture results. (The Fund's NAV and yield are not guaranteed by the FDIC or the U.S. Government or by its agencies, in-strumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .In general, it has been a difficult period for the bond
                    market. Corporate, mortgage, and asset-backed securities yields have increased dramatically during 2000, largely in response to the robust economy and fears of rising infla-tion. For example, auto sales have been running at a faster pace than 1999 and consumer spending has accelerat-ed.

                   .Against this backdrop, the Federal Reserve has raised
                    overnight interest rates three times over the last six months, pushing Fed Funds from 5.50% to 6.50%. The 30-year mortgage rates have jumped over the same period from 8.00% to 8.40%. This has resulted in a modest return for the Fund of 0.74% over this six-month period as the fixed-in-come markets' decline offset the majority of its coupon income.

                   .The Fund modestly underperformed its Lipper peer group
                    over the most recent six months, largely due to its slightly longer maturity and its investment focus on high-er-yielding, spread-oriented securities. Interest rate differentials between A-rated corporate bonds and similar maturity U.S. Treasuries have widened by more than 40 ba-sis points and are offering extremely attractive value relative to U.S. Government securities. We feel the port-folio is well positioned with both a higher yield and longer interest rate sensitivity relative to its peer group to add value as interest rates peak sometime over the second half of the year.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   May 26, 2000

COMMERCE BOND FUND
Statement of Investments
April 30, 2000 (Unaudited)

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Asset-Backed Securities - 35.3%
  Auto - 0.1%
  Fifth Third Bank Auto Grantor Trust Series 1996-A, Class A
  $  320,590              6.20%                      09/15/2001                     $    320,087
 -----------------------------------------------------------------------------------------------
  Commercial - 1.7%
  Asset Securitization Corp. Series 1997-MD7, Class A2#
   1,250,000              7.76                       01/13/2030                        1,200,937
  Commercial Mortgage Asset Trust Series 1999-C1, Class B
   2,250,000              7.23                       07/17/2013                        2,149,722
  First Union-Lehman Brothers-Bank of America Series 1998-C2, Class B
   2,500,000              6.64                       03/18/2011                        2,307,731
                                                                                    ------------
                                                                                       5,658,390
 -----------------------------------------------------------------------------------------------
  Credit Card - 12.4%
  American Express Credit Account Master Trust Series 1994-3, Class A
   2,000,000              7.85                       08/15/2005                        2,029,360
  American Express Credit Account Master Trust Series 1996-1, Class B
   2,000,000              6.95                       12/15/2003                        1,988,740
  Chemical Master Credit Card Trust I Series 1995-3, Class A
   2,000,000              6.23                       04/15/2005                        1,951,860
  Chemical Master Credit Card Trust I Series 1996-1, Class B
   1,000,000              5.71                       09/15/2003                          987,810
  Chemical Master Credit Card Trust I Series 1996-2, Class A
   2,500,000              5.98                       09/15/2008                        2,343,750
  Chemical Master Credit Card Trust I Series 1996-2, Class B
   2,500,000              6.16                       09/15/2008                        2,320,300
  Citibank Credit Card Master Trust I Series 1997-6, Class B @
   2,000,000              6.47                       08/15/2006                        1,444,375
  Citibank Credit Card Master Trust I Series 1999-2, Class B
   2,170,000              6.15                       03/10/2011                        1,946,880
  Discover Card Master Trust I Series 1993-3, Class A
   2,000,000              6.20                       05/16/2006                        1,931,240
  First USA Credit Card Master Trust Series 1997-6, Class B
   2,200,000              6.58                       03/17/2005                        2,159,542
  First USA Credit Card Master Trust Series 1998-2, Class C+
   3,000,000              6.80                       02/18/2011                        2,734,688
  First USA Credit Card Master Trust Series 1999-1, Class C+
   3,500,000              6.42                       10/19/2006                        3,321,035
  MBNA Master Credit Card Trust Series 1995-C, Class A
   2,000,000              6.45                       02/15/2008                        1,916,240
  MBNA Master Credit Card Trust Series 1999-B, Class B
   2,000,000              6.20                       08/15/2011                        1,815,280
  MBNA Master Credit Card Trust Series 1999-D, Class C+
   2,000,000              6.95                       11/17/2008                        1,874,375
  Metris Master Trust Series 1997-1, Class A
   2,500,000              6.87                       10/20/2005                        2,460,150
  Metris Master Trust Series 1997-1, Class B
   1,000,000              7.11                       10/20/2005                          983,430
  Standard Credit Card Master Trust Series 1993-2, Class A
   3,750,000              5.95                       10/07/2004                        3,597,851
  Standard Credit Card Master Trust Series 1995-1, Class A
   2,000,000              8.25                       01/07/2007                        2,060,184
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Asset-Backed Securities - (continued)
  Credit Card - (continued)
  Standard Credit Card Master Trust Series 1995-1, Class B
  $2,000,000              8.45%                      01/07/2007                     $  2,065,345
                                                                                    ------------
                                                                                      41,932,435
 -----------------------------------------------------------------------------------------------
  Equipment - 0.1%
  Green Tree Recreational, Equipment & Consumer Trust Series 1996-A, Class
   A1
     285,614              5.55                       02/15/2018                          275,163
 -----------------------------------------------------------------------------------------------
  Home Equity - 8.7%
  Access Financial Mortgage Loan Trust Series 1996-2, Class A4
   1,500,000              7.63                       09/18/2021                        1,496,655
  Advanta Mortgage Loan Trust Series 1994-4, Class A2
   2,320,534              8.92                       01/25/2026                        2,398,445
  American Business Financial Services, Inc. Series 1996-1, Class A
   2,538,864              7.95                       09/15/2026                        2,513,872
  Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
   2,500,000              7.68                       12/25/2029                        2,376,856
  Corestates Home Equity Trust Series 1993-2, Class A
     146,969              5.10                       03/15/2009                          145,496
  GE Capital Mortgage Services, Inc. Series 1997-8, Class A11
   1,750,000              7.25                       10/25/2027                        1,605,625
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class B1
   1,166,588              7.50                       03/25/2007                        1,080,891
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class M
   1,866,541              7.50                       03/25/2027                        1,765,996
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class B1 #
   3,823,814              7.33                       12/25/2028                        3,497,595
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class M
   1,911,907              7.14                       12/25/2028                        1,786,925
  GE Capital Mortgage Services, Inc. Series 1999-13, Class A12
   6,000,000              6.50                       07/25/2029                        5,465,580
  Merrill Lynch Mortgage Investors, Inc. Series 1991-H1, Class M1
   2,000,000              7.36                       07/15/2011                        1,877,500
  Merrill Lynch Mortgage Investors, Inc. Series 1999-H1, Class A3
   3,500,000              6.76                       09/20/2026                        3,333,750
                                                                                    ------------
                                                                                      29,345,186
 -----------------------------------------------------------------------------------------------
  Manufactured Housing - 11.9%
  Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
   5,000,000              7.60                       03/15/2027                        4,877,850
  Green Tree Financial Corp. Series 1993-4, Class A4
   1,819,660              6.60                       01/15/2019                        1,792,165
  Green Tree Financial Corp. Series 1993-4, Class A5
   4,000,000              7.05                       01/15/2019                        3,793,120
  Green Tree Financial Corp. Series 1994-2, Class A4
   3,912,783              7.90                       05/15/2019                        3,928,982
  Green Tree Financial Corp. Series 1995-1, Class B1
   1,500,000              9.00                       06/15/2025                        1,513,935
  Green Tree Financial Corp. Series 1995-5, Class B1
   1,816,897              7.30                       09/15/2026                        1,760,900
 -----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                              COMMERCE BOND FUND

   Principal            Interest                   Maturity
    Amount                Rate                       Date                             Value

  Asset-Backed Securities - (continued)
  Manufactured Housing - (continued)
  Green Tree Financial Corp. Series 1995-8, Class B1
  $    300,000              7.30%                  12/15/2026                  $      292,500
  Green Tree Financial Corp. Series 1996-3, Class A4
     1,000,000              7.10                   05/15/2027                         993,920
  Green Tree Financial Corp. Series 1996-4, Class A7
     4,000,000              7.90                   06/15/2027                       3,896,880
  Green Tree Financial Corp. Series 1996-8, Class M1
     2,000,000              7.85                   10/15/2027                       1,937,580
  Green Tree Financial Corp. Series 1997-3, Class B1
     1,500,000              7.51                   07/15/2028                       1,324,320
  Green Tree Financial Corp. Series 1997-3, Class M1
     3,250,000              7.53                   07/15/2028                       3,142,620
  Green Tree Financial Corp. Series 1997-6, Class M1
     2,500,000              7.21                   06/15/2027                       2,342,969
  Green Tree Financial Corp. Series 1998-3, Class A6
       800,000              6.76                   03/01/2030                         722,744
  Green Tree Financial Corp. Series 1999-1, Class M1
     1,750,000              6.56                   03/01/2020                       1,509,375
  Green Tree Financial Corp. Series 1999-1, Class M2
       750,000              7.34                   11/01/2028                         662,573
  Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
     2,500,000              7.28                   01/15/2029                       2,391,675
  Indymac Manufactured Housing Contract (Credit Suisse First Boston)
   Series 1997-1, Class M
     2,000,000              7.11                   02/25/2028                       1,841,280
  Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
     1,500,000              7.13                   05/15/2027                       1,438,785
                                                                               --------------
                                                                                   40,164,173
 --------------------------------------------------------------------------------------------
  Utilities - 0.4%
  California Infrastructure PG&E-1 (Pacific Gas and Electric) Series
   1997-1, Class A6
     1,250,000              6.32                   09/25/2005                       1,214,475
 --------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (Cost $123,260,495)                                                          $  118,909,909
 --------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations - 11.1%
  Asset Securitization Corp. 1995-MD4, Class A1
  $  5,038,545              7.10%                  08/13/2029                  $    4,930,216
  Asset Securitization Corp. Series 1997-D4, Class A1E
     2,500,000              7.53                   04/14/2029                       2,444,919
  Bear Stearns Mortgage Securities, Inc. Series 1998-1, Class A17
     1,000,000              5.00                   03/25/2028                         752,694
  Countrywide Mortgage Backed Securities, Inc. REMIC PAC Series 1993-B,
   Class A5
     1,222,323              6.75                   11/25/2023                       1,159,288
  Federal Home Loan Mortgage Corp. REMIC PAC Series 1579, Class PM
     1,235,000              6.70                   09/15/2023                       1,150,477
  Federal Home Loan Mortgage Corp. Series 1652, Class PJ
     3,000,000              6.60                   08/15/2022                       2,909,040
 --------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Collateralized Mortgage Obligations - (continued)
  Federal National Mortgage Assn. REMIC Series 1992-1, Class E
  $1,367,095              7.50%                      01/25/2007                     $  1,362,816
  Federal National Mortgage Assn. REMIC Series 1993-130, Class H
   1,500,000              6.30                       09/25/2018                        1,484,055
  LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
   4,500,000              6.21                       10/15/2008                        4,083,705
  Mortgage Capital Funding, Inc. Series 1996-MC1, Class A2A
   2,577,369              7.35                       07/15/2005                        2,560,617
  Norwest Asset Securities Corp. Series 1998-21, Class B1
   1,210,780              6.50                       09/25/2013                        1,117,986
  PNC Mortgage Securities Corp. REMIC Series 1996-1,
   Class A10
   1,598,062              7.50                       09/25/2009                        1,568,594
  Prudential Home Mortgage Securities Co. Series 1993-28, Class M
   2,321,977              7.38                       08/25/2023                        2,220,251
  Residential Asset Securitization REMIC Trust Series 1997-A1, Class A7
   3,000,000              7.38                       03/25/2027                        2,870,760
  Residential Funding Mortgage Securities Corp. Series 1999-S14 Class IIA1
   3,413,912              6.50                       06/25/2029                        3,130,113
  Residential Funding Mortgage Securities Corp. Series 1999-S20, Class A1
   3,750,630              6.50                       09/25/2014                        3,554,894
 -----------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Cost $39,244,045)                                                                $ 37,300,425
 -----------------------------------------------------------------------------------------------
  Corporate Obligations - 32.5%
  Energy - 0.7%
  Phillips Petroleum Co.
  $3,000,000              7.00%                      03/30/2029                     $  2,487,750
 -----------------------------------------------------------------------------------------------
  Financial - 18.5%
  Allstate Corp.
     814,000              6.75                       05/15/2018                          703,133
  American Express Credit Corp.
   2,000,000              6.13                       11/15/2001                        1,963,560
  Apache Finance Property Ltd.
   2,250,000              7.00                       03/15/2009                        2,087,530
  Associates Corp. N.A.
   1,900,000              6.95                       11/01/2018                        1,716,726
  Bank of America Corp.
   3,500,000              6.88                       06/01/2003                        3,427,655
  Case Corp.
   2,500,000              6.25                       12/01/2003                        2,342,563
  Chemical Bank
   2,000,000              6.70                       08/15/2008                        1,863,700
  Donaldson Lufkin & Jenrette, Inc.
   1,250,000              6.00                       12/01/2001                        1,215,550
 -----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND
Statement of Investments (continued)
April 30, 2000 (Unaudited)

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Corporate Obligations - (continued)
  Financial - (continued)
  EOP Operating LP
  $3,200,000              7.25%                      02/15/2018                     $  2,717,152
  Equitable Life Assurance Society of the United States+
   6,000,000              7.70                       12/01/2015                        5,735,118
  Ford Motor Company Credit Corp.
   2,000,000              6.63                       06/30/2003                        1,939,900
  General Motors Acceptance Corp.
   2,000,000              5.88                       01/22/2003                        1,910,540
   2,000,000              6.63                       10/15/2005                        1,883,705
  Hanson Overseas BV
   2,000,000              6.75                       09/15/2005                        1,877,200
  Household Financial Corp.
   1,500,000              6.50                       11/15/2008                        1,352,010
  Merrill Lynch & Co., Inc.
   1,900,000              5.71                       01/15/2002                        1,848,339
  Metropolitan Life Insurance Co.+
   4,000,000              7.70                       11/01/2015                        3,909,360
  Morgan Stanley Group, Inc.
   2,000,000              6.75                       03/04/2003                        1,958,300
  National Bank of Canada
   3,000,000              7.75                       11/01/2009                        2,946,450
  NationsBank Corp.
   1,000,000              7.75                       08/15/2015                          977,130
   1,000,000              7.80                       09/15/2016                          985,350
  Paine Webber Group, Inc.
   1,400,000              7.63                       10/15/2008                        1,335,782
  PNC Bank, N.A.
   2,000,000              7.88                       04/15/2005                        2,003,180
  Sanwa Finance Aruba AEC
   3,500,000              8.35                       07/15/2009                        3,472,245
  Simon Debartolo Group LP
   2,000,000              6.75                       06/15/2005                        1,830,100
  Swiss Bank Corp.
   4,000,000              7.38                       06/15/2017                        3,782,800
   5,000,000              7.50                       07/15/2025                        4,641,500
                                                                                    ------------
                                                                                      62,426,578
 -----------------------------------------------------------------------------------------------
  Industrial - 10.7%
  Conoco, Inc.
   1,500,000              6.35                       04/15/2009                        1,372,395
   2,500,000              6.95                       04/15/2029                        2,241,475
  Ford Motor Co.
   5,000,000              6.50                       08/01/2018                        4,285,150
  General Motors Acceptance Corp.
   3,250,000              6.15                       04/05/2007                        2,978,267
  Lafarge Corp.
   3,500,000              6.88                       07/15/2013                        3,071,194
  Receipts on Corporate Securities Trust CHR-1998-1
   4,985,708              6.50                       08/01/2018                        4,456,994
  Receipts on Corporate Securities Trust NSC-1998-1+
   4,013,176              6.38                       05/15/2017                        3,533,525
  Ryder System, Inc.
   4,000,000              6.60                       11/15/2005                        3,692,640
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Corporate Obligations - (continued)
  Industrial - (continued)
  Service Master Co.
  $3,000,000              7.10%                      03/01/2018                     $  2,472,780
  St. Paul Companies, Inc.
   4,000,000              6.38                       12/15/2008                        3,609,640
  TRW, Inc.
   2,500,000              6.05                       01/15/2005                        2,271,525
  Union Oil Co.
   1,000,000              7.62                       03/21/2002                        1,001,090
   1,000,000              7.70                       04/05/2002                        1,002,010
                                                                                    ------------
                                                                                      35,988,685
 -----------------------------------------------------------------------------------------------
  Real Estate - 0.3%
  Speiker Properties LP
   1,000,000              7.35                       12/01/2017                          862,640
 -----------------------------------------------------------------------------------------------
  Utilities - 2.3%
  AT&T Corp.
   1,500,000              6.50                       03/15/2029                        1,265,340
  GTE Corp.
   6,000,000              6.84                       04/15/2018                        5,389,680
  Hydro Quebec
   1,000,000              7.96                       12/17/2001                        1,007,036
                                                                                    ------------
                                                                                       7,662,056
 -----------------------------------------------------------------------------------------------
  TOTAL CORPORATE OBLIGATIONS
  (Cost $118,721,131)                                                               $109,427,709
 -----------------------------------------------------------------------------------------------
  Mortgage-Backed Pass-Through Obligations - 15.8%
  Federal Home Loan Mortgage Corporation (FHLMC)
  $1,297,233              6.00%                      12/01/2013                     $  1,197,580
     958,137              8.50                       02/01/2019                          975,604
   1,018,920              8.50                       03/01/2021                        1,036,964
   7,999,605              7.00                       05/01/2026                        7,689,620
  Federal National Mortgage Association (FNMA)
   2,803,930              5.50                       01/01/2009                        2,636,059
   1,859,511              7.00                       07/01/2009                        1,817,672
     512,678              6.50                       02/01/2012                          495,842
   1,285,970              6.00                       12/01/2013                        1,206,394
   1,041,282              6.50                       07/01/2014                          986,063
     794,634              9.00                       11/01/2021                          815,977
   1,038,138              6.50                       04/01/2024                          977,147
     955,424              6.00                       05/01/2024                          873,018
   1,020,967              6.50                       05/01/2024                          960,352
     997,051              6.50                       07/01/2024                          937,856
   1,212,823              6.50                       07/01/2024                        1,140,817
     685,171              6.00                       09/01/2024                          626,075
   1,551,992              6.50                       09/01/2024                        1,459,850
     376,027              9.00                       02/01/2025                          386,131
   2,362,680              6.50                       03/01/2026                        2,217,966
   1,765,183              8.00                       07/01/2028                        1,770,691
   1,346,786              7.00                       08/01/2028                        1,289,966
   1,184,232              7.00                       09/01/2028                        1,133,156
   1,842,584              7.00                       10/01/2028                        1,763,113
 -----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                              COMMERCE BOND FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Mortgage-Backed Pass-Through Obligations - (continued)
  Federal National Mortgage Association (FNMA) - (continued)
  $3,647,605              5.82%                      12/01/2028                     $  3,493,165
   3,778,058              6.50                       12/01/2028                        3,528,971
   1,060,067              7.00                       12/01/2028                        1,014,346
   2,321,798              6.50                       01/01/2029                        2,168,722
  Government National Mortgage Association (GNMA)
   2,277,661              8.00                       02/15/2022                        2,289,756
     987,940              7.50                       08/20/2025                          969,110
   5,424,403              7.50                       07/20/2026                        5,319,332
 -----------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
  (Cost $54,644,864)                                                                $ 53,177,315
 -----------------------------------------------------------------------------------------------
  U.S. Government Agency Obligations - 3.1%
  Federal National Mortgage Association
  $8,000,000              5.75%                      04/15/2003                     $  7,701,280
   3,000,000              6.38                       06/15/2009                        2,813,910
 -----------------------------------------------------------------------------------------------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
  (Cost $10,898,357)                                                                $ 10,515,190
 -----------------------------------------------------------------------------------------------
  U.S. Treasury Obligation - 1.4%
  United States Treasury Bond
  $4,000,000              7.88%                      02/15/2021                     $  4,731,880
 -----------------------------------------------------------------------------------------------
  TOTAL U.S. TREASURY OBLIGATION
  (Cost $4,742,500)                                                                 $  4,731,880
 -----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Repurchase Agreement - 0.6%
  State Street Bank & Trust Co.
  $1,986,000              5.55%                      05/01/2000                     $  1,986,000
 -----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $1,986,000)                                                                 $  1,986,000
 -----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $353,497,392)                                                               $336,048,428
 -----------------------------------------------------------------------------------------------

 # Variable rate security. Coupon rate disclosed is that which is in effect at
   April 30, 2000.
 @ This security is issued with a zero-coupon. The interest rate disclosed for this security represents effective yield to maturity.
 + Securities that may be resold to "Qualified Institutional Buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 PAC--Planned Amortization Class
 REMIC--Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND
Balanced Fund Overview
 Dear Shareholder,

 We are pleased to report on the performance of the Commerce Balanced Fund (the "Fund") for the six-month period ended April 30, 2000.

                   Performance Review

                   .For the six-month period ended April 30, 2000, the Insti-
                    tutional Shares of the Fund had a cumulative total return of 8.12%, based on Net Asset Value (NAV) (assumes fee waivers and expense reimbursements). The Service Shares had a cumulative total return, without sales charge, of 8.00% for the same period based on NAV (assumes fee waiv-ers and expense reimbursements). This compares to the Lipper Balanced Funds Index six-month cumulative return of 5.22%, the composite of 60% of the Standard and Poor's 500 Index with Income and 40% of the Lehman Brothers Aggregate Bond Index six-month cumulative return of 5.03%, the S&P 500 Index with Income six-month cumulative return of 7.20% and the Lehman Brothers Aggregate Bond Index six-month cu-mulative return of 1.42%. Past performance is no guarantee of future results. (The Fund's NAV is not guaranteed by the FDIC or the U.S. Government or by its agencies, in-strumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .In November, we raised the equity weighting of the Fund
                    back up to its long-term target of 60%, as we became in-creasingly optimistic for the outlook of equities. The eq-uity averages surged in November and December. Gains continued until mid-March, when valuation concerns com-bined with rising interest rates cooled investor enthusi-asm.

                   .The equity portion of the Fund uses a blend of large cap
                    growth and value companies. The large cap companies are complemented with mid cap growth issues as well. The com-bination of these different styles leads to a well-diver-sified portfolio. All three styles positively contributed to the equity results over the last six months.

                   .The remaining 40%, invested in bonds has had a difficult
                    six months. Corporate, mortgage, and asset-backed securi-ties yields have increased dramatically, largely in response to a robust economy and fears of rising infla-tion. The Federal Reserve has raised overnight interest rates three times over the six months, pushing Fed Funds from 5.50% to 6.50%. The 30-year mortgage rates have jumped over the same period from 8.00% to 8.40%. The in-creased interest rates have resulted in the bond portion of the portfolio contributing less than 0.50% of the total return of the Fund.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Balanced Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   May 26, 2000

                                                          COMMERCE BALANCED FUND
Statement of Investments
April 30, 2000 (Unaudited)

  Shares Description                                   Value

  Common Stocks - 59.6%
  Commercial Services - 1.9%
  15,000 Dendrite International, Inc. *          $    343,125
   9,000 Maximus, Inc. *                              212,063
   9,600 Omnicom Group, Inc.                          874,200
   7,100 Paychex, Inc.                                373,637
   6,000 WPP Group PLC ADR                            464,250
                                                 ------------
                                                    2,267,275
 ------------------------------------------------------------
  Consumer Durables - 3.3%
  34,450 D.R. Horton, Inc.                            445,697
   3,000 Electronic Arts, Inc. *                      181,500
  19,500 Ethan Allen Interiors, Inc.                  520,406
  28,500 Ford Motor Co.                             1,558,594
   3,000 JAKKS Pacific, Inc. *                         55,125
  34,000 Leggett & Platt, Inc.                        726,750
  12,000 Maytag Corp.                                 413,250
                                                 ------------
                                                    3,901,322
 ------------------------------------------------------------
  Consumer Non-Durables - 0.8%
   4,500 Anheuser-Busch Cos., Inc.                    317,531
  10,000 Jones Apparel Group, Inc. *                  296,875
   8,000 The Clorox Co.                               294,000
                                                 ------------
                                                      908,406
 ------------------------------------------------------------
  Consumer Services - 0.9%
   8,000 Cox Communications, Inc. *                   342,500
   6,500 The Walt Disney Co.                          281,531
  22,000 USA Networks, Inc. *                         506,000
                                                 ------------
                                                    1,130,031
 ------------------------------------------------------------
  Electronic Technology - 19.0%
   7,400 ADC Telecommunications, Inc. *               449,550
  14,100 Altera Corp. *                             1,441,725
   4,000 Analog Devices, Inc. *                       307,250
   6,000 ANTEC Corp. *                                322,500
   4,400 Applied Materials, Inc. *                    447,975
   5,000 Black Box Corp. *                            384,688
  17,600 Cisco Systems, Inc. *                      1,220,175
   7,000 Comverse Technology, Inc. *                  624,312
  19,500 Electronics for Imaging, Inc. *            1,018,875
   7,800 EMC Corp. *                                1,083,712
  17,000 General Dynamics Corp.                       994,500
   9,700 Intel Corp.                                1,230,081
  19,600 International Business Machines Corp.      2,187,850
  14,600 Jabil Circuit, Inc. *                        597,687
   7,000 Kulicke and Soffa Industries, Inc. *         548,188
  11,000 Linear Technology Corp.                      628,375
   8,000 Litton Industries, Inc. *                    347,500
  14,000 LSI Logic Corp. *                            875,000
   9,750 Microchip Technology, Inc. *                 605,109
   3,500 Motorola, Inc.                               416,719
 ------------------------------------------------------------

  Shares Description                                Value

  Common Stocks - (continued)
  Electronic Technology - (continued)
   8,000 MTI Technology Corp. *               $    124,000
  16,400 Nokia OYJ ADR                             932,750
  12,000 PerkinElmer, Inc.                         657,000
   2,000 QLogic Corp. *                            200,625
   3,000 Rainbow Technologies, Inc. *               96,188
   8,000 Sanmina Corp. *                           480,500
  11,000 SCI Systems, Inc. *                       585,750
   7,000 Scientific-Atlanta, Inc.                  455,438
   8,600 Sun Microsystems, Inc. *                  790,662
  17,400 Symbol Technologies, Inc.                 970,050
  10,400 Tellabs, Inc. *                           570,050
   1,900 Teradyne, Inc. *                          209,000
   7,300 United Technologies Corp.                 453,969
   6,000 Vitesse Semiconductor Corp. *             408,375
                                              ------------
                                                22,666,128
 ---------------------------------------------------------
  Energy Minerals - 3.2%
   6,000 Apache Corp.                              303,285
   6,000 Chevron Corp.                             510,750
  15,000 Conoco, Inc.                              357,188
  18,000 Exxon Mobil Corp.                       1,398,375
  12,300 Royal Dutch Petroleum Co. ADR             705,712
  20,000 Ultramar Diamond Shamrock Corp.           495,000
                                              ------------
                                                 3,770,310
 ---------------------------------------------------------
  Finance - 5.7%
  18,000 Ace Ltd.                                  430,875
  14,000 Ambac Financial Group, Inc.               672,000
   5,500 American International Group, Inc.        603,281
   9,000 Bank of America Corp.                     441,000
  14,000 Citigroup, Inc.                           832,125
   8,000 Comerica, Inc.                            339,000
  10,000 Lincoln National Corp.                    348,125
  19,000 Morgan Stanley Dean Witter & Co.        1,458,250
   7,800 Northern Trust Corp.                      500,175
  10,000 The Bank of New York Co., Inc.            410,625
   6,000 The Chase Manhattan Corp.                 432,375
   9,000 Wells Fargo & Co.                         369,563
                                              ------------
                                                 6,837,394
 ---------------------------------------------------------
  Health Services - 1.2%
  11,700 Cardinal Health, Inc.                     644,231
  25,400 Lincare Holdings, Inc. *                  774,700
                                              ------------
                                                 1,418,931
 ---------------------------------------------------------
  Health Technology - 3.2%
   4,000 Allergan, Inc.                            235,500
   5,800 Amgen, Inc. *                             324,800
   3,000 ArthroCare Corp. *                        305,625
   4,000 Biogen, Inc. *                            235,250
 ---------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND
Statement of Investments (continued)
April 30, 2000 (Unaudited)

  Shares Description                                     Value

  Common Stocks - (continued)
  Health Technology - (continued)
   9,000 Johnson & Johnson                          $   742,500
  14,700 Medtronic, Inc.                                763,481
  20,000 Schering-Plough Corp.                          806,250
   5,000 Techne Corp. *                                 355,625
                                                    -----------
                                                      3,769,031
 --------------------------------------------------------------
  Industrial Services - 1.9%
  30,000 Helmerich & Payne, Inc.                        939,375
   5,000 Nabors Industries, Inc. *                      197,188
  25,000 Transocean Sedco Forex, Inc.                 1,175,000
                                                    -----------
                                                      2,311,563
 --------------------------------------------------------------
  Non-Energy Minerals - 0.5%
  25,000 USX-U.S. Steel Group, Inc.                     626,563
 --------------------------------------------------------------
  Process Industries - 3.7%
  15,000 Air Products & Chemicals, Inc.                 465,938
   4,000 Amdocs Ltd. *                                  270,750
  15,000 Boise Cascade Corp.                            488,437
  10,000 General Electric Co.                         1,572,500
  13,000 International Paper Co.                        477,750
   9,520 Pharmacia Corp.                                475,405
     900 The Internet HOLDRs Trust *                    115,875
  15,000 Willamette Industries, Inc.                    572,812
                                                    -----------
                                                      4,439,467
 --------------------------------------------------------------
  Producer Manufacturing - 2.4%
  10,700 Danaher Corp.                                  611,237
   5,000 Dover Corp.                                    254,063
  14,000 Herman Miller, Inc.                            383,250
  10,000 Illinois Tool Works, Inc.                      640,625
  12,000 Ingersoll-Rand Co.                             563,250
   5,000 Polycom, Inc. *                                395,625
                                                    -----------
                                                      2,848,050
 --------------------------------------------------------------
  Retail Trade - 3.9%
   8,000 Best Buy Co., Inc. *                           646,000
  10,000 Circuit City Stores-Circuit City Group         588,125
   7,318 CVS Corp.                                      318,333
  14,500 Lowe's Cos., Inc.                              717,750
   8,000 Tandy Corp.                                    456,000
   9,400 Target Corp.                                   625,687
  22,000 The TJX Cos., Inc.                             422,125
  10,300 Wal-Mart Stores, Inc.                          570,363
   7,000 Zale Corp. *                                   288,750
                                                    -----------
                                                      4,633,133
 --------------------------------------------------------------
  Technology Services - 3.9%
   1,000 Adobe Systems, Inc.                            120,938
  10,300 BMC Software, Inc. *                           482,169
   2,000 Check Point Software Technologies Ltd. *       346,000
  12,000 First Data Corp.                               584,250
  10,000 Jack Henry & Associates, Inc.                  395,000
 --------------------------------------------------------------

  Shares Description                           Value

  Common Stocks - (continued)
  Technology Services - (continued)
   9,400 Microsoft Corp. *                $   655,650
  15,000 Oracle Corp. *                     1,199,062
  10,000 QRS Corp. *                          330,000
   6,000 Rational Software Corp. *            510,750
                                          -----------
                                            4,623,819
 ----------------------------------------------------
  Transportation - 0.7%
  36,450 Southwest Airlines Co.               790,509
 ----------------------------------------------------
  Utilities - 3.4%
  14,000 AT&T Corp.                           653,625
   8,500 Consolidated Edison, Inc.            299,094
  14,000 Duke Energy Corp.                    805,000
  10,000 Equitable Resources, Inc.            463,750
   8,000 GTE Corp.                            542,000
   2,000 Nextel Communications, Inc. *        218,875
  12,000 SBC Communications, Inc.             525,750
   8,000 Sprint Corp.                         492,000
   2,000 United States Cellular Corp. *       120,125
                                          -----------
                                            4,120,219
 ----------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $54,470,787)                      $71,062,151
 ----------------------------------------------------

  Principal              Interest                        Maturity
   Amount                  Rate                            Date                              Value

  Fixed Income - 37.6%
  Asset-Backed Securities - 14.9%
  Commercial - 1.2%
  Commercial Mortgage Asset Trust Series 1999-C1, Class B
  $500,000                 7.23%                        07/17/2013                       $  477,716
  First Union-Lehman Brothers-Bank of America Series 1998-C2, Class B
   500,000                 6.64                         03/18/2011                          461,546
  LB Commercial Conduit Mortgage Trust Series 1999-C1, Class A1
   482,839                 6.41                         08/15/2007                          459,954
                                                                                         ----------
                                                                                          1,399,216
 --------------------------------------------------------------------------------------------------
  Credit Card - 3.5%
  American Express Credit Account Master Trust Series 1994-3, Class A
   500,000                 7.85                         08/15/2005                          507,340
  American Express Credit Account Master Trust Series 1996-1, Class B
   500,000                 6.95                         12/15/2003                          497,185
  Citibank Credit Card Master Trust I Series 1999-2, Class B
   750,000                 6.15                         03/10/2011                          672,885
  First USA Credit Card Master Trust Series 1998-2, Class C+
   500,000                 6.80                         02/18/2011                          455,781
  First USA Credit Card Master Trust Series 1999-1, Class C+
   500,000                 6.42                         10/19/2006                          474,434
 --------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                          COMMERCE BALANCED FUND

  Principal              Interest                        Maturity
    Amount                 Rate                            Date                              Value

  Asset-Backed Securities - (continued)
  Credit Card - (continued)
  J.C. Penney Master Credit Card Trust Series B, Class A
  $   53,517               8.95%                        10/15/2001                       $   54,469
  MBNA Master Credit Card Trust Series 1999-D, Class C+
     500,000               6.95                         11/17/2008                          468,594
  Metris Master Trust Series 1997-1, Class B
     500,000               7.11                         10/20/2005                          491,715
  Standard Credit Card Master Trust Series 1995-1, Class B
     500,000               8.45                         01/07/2007                          516,336
                                                                                         ----------
                                                                                          4,138,739
 --------------------------------------------------------------------------------------------------
  Home Equity - 4.3%
  Access Financial Mortgage Loan Trust Series 1996-2, Class A4
     500,000               7.63                         09/18/2021                          498,885
  Advanta Mortgage Loan Trust Series 1994-4, Class A2
     290,067               8.92                         01/25/2026                          299,806
  American Business Financial Services, Inc. Series 1996-1, Class A
     253,887               7.95                         09/15/2026                          251,387
  Contimortgage Home Equity Loan Trust Series 1999-3, Class A6
     700,000               7.68                         12/25/2029                          665,519
  Corestates Home Equity Trust Series 1993-2, Class A
     146,969               5.10                         03/15/2009                          145,496
  First Plus Home Loan Trust Series 1997-3, Class A5
     500,000               6.86                         10/10/2013                          498,745
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class B1
     466,635               7.50                         03/25/2007                          432,356
  GE Capital Mortgage Services, Inc. Series 1997-HE1, Class M
     466,635               7.50                         03/25/2027                          441,499
  GE Capital Mortgage Services, Inc. Series 1997-HE4, Class M
     477,977               7.14                         12/25/2028                          446,732
  Merrill Lynch Mortgage Investors, Inc. Series 1999-H1, Class A3
   1,500,000               6.76                         09/20/2026                        1,428,750
                                                                                         ----------
                                                                                          5,109,175
 --------------------------------------------------------------------------------------------------
  Manufactured Housing - 5.9%
  Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
     500,000               7.60                         03/15/2027                          487,785
  Green Tree Financial Corp. Series 1993-4, Class A4
     454,915               6.60                         01/15/2019                          448,041
  Green Tree Financial Corp. Series 1993-4, Class A5
     500,000               7.05                         01/15/2019                          474,140
  Green Tree Financial Corp. Series 1994-2, Class A4
     489,098               7.90                         05/15/2019                          491,123
  Green Tree Financial Corp. Series 1996-3, Class A4
   1,000,000               7.10                         05/15/2027                          993,920
  Green Tree Financial Corp. Series 1996-4, Class A7
     500,000               7.90                         06/15/2027                          487,110
  Green Tree Financial Corp. Series 1996-5, Class A6
   1,000,000               7.75                         07/15/2027                          995,090
 --------------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Asset-Backed Securities - (continued)
  Manufactured Housing - (continued)
  Green Tree Financial Corp. Series 1997-3, Class M1
  $1,000,000              7.53%                      07/15/2028                      $   966,960
  Green Tree Financial Corp. Series 1999-1, Class M1
     250,000              6.56                       03/01/2020                          215,625
  Green Tree Home Improvement Loan Trust Series 1997-E, Class HEM1
     500,000              7.28                       01/15/2029                          478,335
  Oakwood Mortgage Investors, Inc. Series 1995-B, Class A3
     600,000              6.90                       01/15/2021                          571,662
  Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
     500,000              7.13                       05/15/2027                          479,595
                                                                                     -----------
                                                                                       7,089,386
 -----------------------------------------------------------------------------------------------
  TOTAL ASSET-BACKED SECURITIES
  (cost $18,456,368)                                 $17,736,516
 -----------------------------------------------------------------------------------------------
  Collateralized Mortgage Obligations - 4.4%
  Asset Securitization Corp. 1995-MD4, Class A1
  $  462,337              7.10%                      08/13/2029                      $   452,396
  Federal Home Loan Mortgage Corp. REMIC PAC Series 159, Class H
     835,846              4.50                       09/15/2021                          768,935
  Federal National Mortgage Assn. REMIC Series 1993-225, Class NB
     230,467              6.50                       12/25/2022                          223,912
  Federal National Mortgage Association Series 1996-68, Class VC
   1,500,000              6.50                       09/18/2010                        1,392,180
  Mortgage Capital Funding, Inc. Series 1996-MC1, Class A2A
     322,171              7.35                       07/15/2005                          320,077
  Prudential Home Mortgage Securities Co. Series 1993-28, Class M
     386,996              7.38                       08/25/2023                          370,042
  Residential Asset Securitization REMIC Trust Series 1997-A1, Class A7
     500,000              7.38                       03/25/2027                          478,460
  Residential Asset Securitization REMIC Trust Series 1997-A5, Class A13
     500,000              7.75                       07/25/2027                          496,770
  Residential Funding Mortgage Securities Corp. Series 1995-S4, Class A4
     328,862              8.00                       04/25/2010                          327,629
  Residential Funding Mortgage Securities Corp. Series 1999-S20, Class A1
     468,829              6.50                       09/25/2014                          444,362
 -----------------------------------------------------------------------------------------------
  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (cost $5,484,537)                                                                  $ 5,274,763
 -----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE BALANCED FUND
Statement of Investments (continued)
April 30, 2000 (Unaudited)

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Corporate Obligations - 12.2%
  Energy - 0.4%
  Phillips Petroleum Co.
  $  500,000              7.00%                      03/30/2029                     $    414,625
 -----------------------------------------------------------------------------------------------
  Financial - 6.9%
  Apache Finance Property Ltd.
     500,000              7.00%                      03/15/2009                          463,896
  Chemical Bank
     500,000              6.70                       08/15/2008                          465,925
  EOP Operating LP
     500,000              7.25                       02/15/2018                          424,555
  Equitable Life Assurance Society of the United States+
   1,000,000              7.70                       12/01/2015                          955,853
  Ford Motor Company Credit Corp.
     500,000              6.63                       06/30/2003                          484,975
  Hanson Overseas BV
     500,000              6.75                       09/15/2005                          469,300
  Lehman Brothers Holdings, Inc.
     750,000              6.63                       04/01/2004                          716,955
  Merrill Lynch & Co., Inc.
     500,000              5.71                       01/15/2002                          486,405
  Metropolitan Life Insurance Co.+
   1,000,000              7.70                       11/01/2015                          977,340
  Morgan Stanley Group, Inc.
     500,000              6.75                       03/04/2003                          489,575
  NationsBank Corp.
     500,000              7.80                       09/15/2016                          492,675
  PNC Bank, N.A.
     500,000              7.88                       04/15/2005                          500,795
  Sanwa Finance Aruba AEC
     250,000              8.35                       07/15/2009                          248,018
  Simon Debartolo Group LP
     500,000              6.75                       06/15/2005                          457,525
  Swiss Bank Corp.
     645,000              7.38                       06/15/2017                          609,976
                                                                                    ------------
                                                                                       8,243,768
 -----------------------------------------------------------------------------------------------
  Industrial - 3.6%
  Conoco, Inc.
     500,000              6.35                       04/15/2009                          457,465
     500,000              6.95                       04/15/2029                          448,295
  Lafarge Corp.
     500,000              6.88                       07/15/2013                          438,742
  Receipts on Corporate Securities Trust CHR-1998-1
     712,244              6.50                       08/01/2018                          636,713
  Receipts on Corporate Securities Trust NSC-1998-1+
   1,135,715              6.38                       05/15/2017                          999,975
  Service Master Co.
     500,000              7.10                       03/01/2018                          412,130
  St. Paul Companies, Inc.
   1,000,000              6.38                       12/15/2008                          902,410
                                                                                    ------------
                                                                                       4,295,730
 -----------------------------------------------------------------------------------------------

  Principal            Interest                    Maturity
    Amount               Rate                        Date                              Value

  Corporate Obligations - (continued)
  Utilities - 1.3%
  AT&T Corp.
  $  500,000             7.13%                    01/15/2002                   $      498,230
     200,000             6.00                     03/15/2009                          177,466
     500,000             6.50                     03/15/2029                          421,780
  GTE Corp.
     500,000             6.84                     04/15/2018                          449,140
                                                                               --------------
                                                                                    1,546,616
 --------------------------------------------------------------------------------------------
  TOTAL CORPORATE OBLIGATIONS
  (cost $15,645,444)                                                            $  14,500,739
 --------------------------------------------------------------------------------------------
  Mortgage-Backed Pass-Through Obligations - 6.1%
  Federal Home Loan Mortgage Corporation (FHLMC)
  $  518,893             6.00%                    12/01/2013                   $      479,032
  Federal National Mortgage Association (FNMA)
     743,804             7.00                     07/01/2009                          727,069
     256,339             6.50                     02/01/2012                          247,921
     514,388             6.00                     12/01/2013                          482,558
     891,608             6.50                     03/01/2024                          839,226
     805,389             6.50                     04/01/2024                          758,072
     940,845             6.50                     04/01/2024                          885,570
     927,547             6.50                     11/01/2028                          866,394
     863,338             5.82                     12/01/2028                          826,784
  Government National Mortgage Association (GNMA)
     395,176             7.50                     08/20/2025                          387,644
     834,524             7.50                     07/20/2026                          818,359
 --------------------------------------------------------------------------------------------
  TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
  (cost $7,605,589)                                                            $    7,318,629
 --------------------------------------------------------------------------------------------
  TOTAL FIXED INCOME
  (cost $47,191,938)                                                           $   44,830,647
 --------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                          COMMERCE BALANCED FUND

  Principal            Interest                    Maturity
    Amount               Rate                        Date                              Value

  Repurchase Agreement - 1.5%
  State Street Bank & Trust Co.
  $1,765,000             5.55%                    05/01/2000                   $    1,765,000
 --------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $1,765,000)                                                            $    1,765,000
 --------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $103,427,725)                                                          $  117,657,798
 --------------------------------------------------------------------------------------------

 * Non-income producing security.
 + Securities that may be resold to "Qualified Institutional Buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the board of Trustees.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depositary Receipt
 PAC--Planned Amortization Class
 REMIC--Real Estate Mortgage Investment Conduit
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH AND INCOME FUND
Growth and Income Fund Overview
 Dear Shareholder,

 We are pleased to report on the performance of the Commerce Growth and Income Fund (the "Fund") for the six-month period ended April 30, 2000.

                   Performance Review

                   .For the six-month period ended April 30, 2000, the Insti-
                    tutional Shares of the Fund had a cumulative total return of 7.22%, based on Net Asset Value (NAV). The Service Shares had a cumulative total return, without sales charge, of 7.08% for the same period based on NAV. This compares to the Lipper Multi-Cap Value Index six-month cu-mulative return of 2.29%, the Russell 1000 Value Index six-month cumulative return of -0.99% and the Standard & Poor's 500 Index with Income six-month cumulative return of 7.20%. Past performance is no guarantee of future re-sults. (The Fund's NAV is not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .The Federal Reserve's relentless pursuit to control infla-
                    tion is beginning to have an adverse effect on growth stocks supporting high price-to-earnings ratios. The nar-row market we experienced in the last several quarters is reversing and broadening out as investor sentiment is be-ginning to waiver. As the last few months have revealed, money is flowing into the value stocks due to a combina-tion of strong earnings growth coupled with below average prices.

                   .The Fund's results relative to the Russell 1000 Value In-
                    dex improved dramatically over the past six months, having outpaced the index by roughly 8.07%. This out-performance was partially attributable to the enhancements implemented in our stock selection process over the past year. Key changes include the addition of larger capitalization com-panies as well as focusing on companies experiencing an event that draws investor attention to the underlying value of the company.

                   .Within the Fund, the decision to overweight the energy and technology sectors relative to the Russell 1000 Value In-dex was beneficial. Oil and natural gas prices have no-ticeably rebounded from the depressed levels hit within the last two years and should begin to stabilize at levels which will maintain above average profitability for this industry. Our focus has been on the large integrated oil companies along with specialty drillers and oilfield serv-ice providers. In the technology sector, the decision to trim positions as new highs were being reached in March proved to be a winning strategy as this industry has re-versed its fortunes and is under heavy selling pressure.

                   .Looking ahead, we envision solid, yet slowing, U.S. eco-
                    nomic growth as the Federal Reserve's interest rate hikes begin to take effect. Companies relying primarily on com-modity inflation are being trimmed and replaced with those experiencing rising revenues through volume increases. The Fund's underweight position in the financial sector has been beneficial, as this sector has under-performed for the past two years. We are now adding to this sector as we take advantage of the value created by this situation.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Growth and Income Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   May 26, 2000

                                                 COMMERCE GROWTH AND INCOME FUND
Statement of Investments
April 30, 2000 (Unaudited)

   Shares  Description                                  Value

  Common Stocks - 96.4%
  Consumer Durables - 3.0%
    25,000 Ford Motor Co.                          $ 1,367,187
     9,000 General Motors Corp.                        842,625
                                                   -----------
                                                     2,209,812
 -------------------------------------------------------------
  Consumer Non-Durables - 1.4%
    15,000 Anheuser-Busch Cos., Inc.                 1,058,438
 -------------------------------------------------------------
  Consumer Services - 2.2%
    18,000 Cox Communications, Inc. *                  770,625
    20,000 The Walt Disney Co.                         866,250
                                                   -----------
                                                     1,636,875
 -------------------------------------------------------------
  Electronic Technology - 12.7%
    42,000 General Dynamics Corp.                    2,457,000
    17,000 International Business Machines Corp.     1,897,625
    18,000 Kulicke and Soffa Industries, Inc. *      1,409,625
    25,000 Litton Industries, Inc. *                 1,085,937
    12,000 Motorola, Inc.                            1,428,750
    18,500 PerkinElmer, Inc.                         1,012,875
                                                   -----------
                                                     9,291,812
 -------------------------------------------------------------
  Energy Minerals - 10.9%
    15,000 Chevron Corp.                             1,276,875
    51,000 Conoco, Inc.                              1,214,438
    41,000 Devon Energy Corp.                        1,975,687
    28,000 Exxon Mobil Corp.                         2,175,250
    53,000 Ultramar Diamond Shamrock Corp.           1,311,750
                                                   -----------
                                                     7,954,000
 -------------------------------------------------------------
  Finance - 26.6%
    60,000 Ace Ltd.                                  1,436,250
    40,500 Ambac Financial Group, Inc.               1,944,000
    14,000 American International Group, Inc.        1,535,625
    26,987 Bank of America Corp.                     1,322,363
    42,400 Citigroup, Inc.                           2,520,150
    25,000 Comerica, Inc.                            1,059,375
    33,000 FleetBoston Financial Corp.               1,169,438
    40,000 Lincoln National Corp.                    1,392,500
    17,550 Morgan Stanley Dean Witter & Co.          1,346,962
    34,000 The Bank of New York Co., Inc.            1,396,125
    30,000 The Bear Stearns Co., Inc.                1,286,250
    17,800 The Chase Manhattan Corp.                 1,282,713
    41,800 Wells Fargo & Co.                         1,716,412
                                                   -----------
                                                    19,408,163
 -------------------------------------------------------------
  Industrial Services - 5.2%
    60,000 Helmerich & Payne, Inc.                   1,878,750
    40,500 Transocean Sedco Forex, Inc.              1,903,500
                                                   -----------
                                                     3,782,250
 -------------------------------------------------------------
  Non-Energy Minerals - 1.9%
    54,000 USX-U.S. Steel Group, Inc.                1,353,375
 -------------------------------------------------------------

  Shares Description                           Value

  Common Stocks - (continued)
  Process Industries - 9.4%
  54,700 Air Products & Chemicals, Inc.   $ 1,699,119
  42,000 Boise Cascade Corp.                1,367,625
  34,000 International Paper Co.            1,249,500
  23,800 Pharmacia Corp.                    1,188,513
  35,000 Willamette Industries, Inc.        1,336,562
                                          -----------
                                            6,841,319
 ----------------------------------------------------
  Producer Manufacturing - 3.6%
  22,000 Dover Corp.                        1,117,875
  32,000 Ingersoll-Rand Co.                 1,502,000
                                          -----------
                                            2,619,875
 ----------------------------------------------------
  Retail Trade - 1.4%
  24,000 Zale Corp. *                         990,000
 ----------------------------------------------------
  Technology Services - 1.9%
  28,500 First Data Corp.                   1,387,594
 ----------------------------------------------------
  Utilities - 16.2%
  38,500 AT&T Corp.                         1,797,469
  30,000 CenturyTel, Inc.                     735,000
  28,700 Consolidated Edison, Inc.          1,009,881
  40,000 Duke Energy Corp.                  2,300,000
  35,000 Equitable Resources, Inc.          1,623,125
  22,500 GTE Corp.                          1,524,375
  30,000 SBC Communications, Inc.           1,314,375
  25,000 Sprint Corp.                       1,537,500
                                          -----------
                                           11,841,725
 ----------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $66,817,909)                      $70,375,238
 ----------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Repurchase Agreement - 4.1%
  State Street Bank & Trust Co.
  $3,018,000             5.55%                       05/01/2000                     $ 3,018,000
 ----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost $3,018,000)                                                                 $ 3,018,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $69,835,909)                                                                $73,393,238
 ----------------------------------------------------------------------------------------------

 * Non-income producing security.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

      The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND
Growth Fund Overview
 Dear Shareholder,

 We are pleased to report on the performance of the Commerce Growth Fund (the "Fund") for the six-month period ended April 30, 2000.

                   Performance Review

                   .For the six-month period ended April 30, 2000, the Insti-
                    tutional Shares of the Fund had a cumulative total return of 16.29%, based on Net Asset Value (NAV). The Service Shares had a cumulative total return, without sales charge, of 16.11% for the same period based on NAV. This compares to the Lipper Multi-Cap Core Index six-month cu-mulative return of 14.64% and the Standard & Poor's 500 Index with Income six-month cumulative return of 7.20%. Past performance is no guarantee of future results. (The Fund's NAV is not guaranteed by the FDIC or the U.S. Gov-ernment or by its agencies, instrumentalities, or spon-sored enterprises.)

                   Portfolio Highlights

                   .The Fund posted strong returns for the last six months,
                    relative to its benchmark. The majority of the gains oc-curred in November and December. Gains continued until mid-March, when valuation concerns combined with rising interest rates cooled investor enthusiasm.

                   .Technology issues led the surge early in the period. The
                    Fund nearly doubled its weighting in technology from 22% to over 40%. As we increased our technology exposure, we focused on the dominant companies in the semiconductor and telecommunication equipment industries. We also increased many of our positions in seasoned companies who offer leading products in building the infrastructure of the Internet. We did not participate in the hot new issue mar-ket of Internet-related companies early in the period, which hindered our results; however, many of these company stock prices have since plunged from their highs of last December.

                   .The assets utilized to increase the weighting in technol-
                    ogy came from three sectors. We reduced our exposure to consumer cyclical stocks (retailers, autos, housing, etc.) because of our concern with the Federal Reserve's resolve to increase interest rates high enough to slow down the economy. In the face of rising interest rates and a poten-tial profit margin squeeze later this year, we continued to reduce our exposure to financial stocks. We also re-duced our exposure to health care issues. The political risks seem to be intensifying for some form of drug price controls as we move closer to the elections.

                   .Looking ahead, we believe the Fund is well-positioned to
                    provide the potential for strong, long-term results. The Fund's portfolio is currently well-diversified in a group of companies whose earnings are growing far in excess of the Standard & Poor's 500 Index average.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   Growth Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   May 26, 2000

                                                            COMMERCE GROWTH FUND
Statement of Investments
April 30, 2000 (Unaudited)

  Shares  Description                                  Value
  Common Stocks - 99.8%
  Commercial Services - 2.4%
  132,000 Omnicom Group, Inc.                      $ 12,020,250
 --------------------------------------------------------------
  Consumer Durables - 7.8%
  455,800 D.R. Horton, Inc.                           5,896,912
  294,900 Ethan Allen Interiors, Inc.                 7,870,144
  142,600 Ford Motor Co.                              7,798,437
  546,200 Leggett & Platt, Inc.                      11,675,025
  175,700 Maytag Corp.                                6,050,669
                                                   ------------
                                                     39,291,187
 --------------------------------------------------------------
  Consumer Non-Durables - 2.1%
  178,600 Jones Apparel Group, Inc.*                  5,302,188
  143,100 The Clorox Co.                              5,258,925
                                                   ------------
                                                     10,561,113
 --------------------------------------------------------------
  Electronic Technology - 36.5%
  162,700 ADC Telecommunications, Inc.*               9,884,025
   61,700 Altera Corp.*                               6,308,825
  100,000 Applied Materials, Inc.*                   10,181,250
  280,600 Cisco Systems, Inc.*                       19,453,472
  117,000 Comverse Technology, Inc.*                 10,434,937
  160,200 Electronics for Imaging, Inc.*              8,370,450
  125,300 EMC Corp.*                                 17,408,869
  165,800 Intel Corp.                                21,025,512
   83,600 International Business Machines  Corp.      9,331,850
  166,600 Jabil Circuit, Inc.*                        6,820,188
  168,400 Linear Technology Corp.                     9,619,850
  142,050 Microchip Technology, Inc.*                 8,815,978
  221,600 Nokia OYJ ADR                              12,603,500
   71,400 SCI Systems, Inc. *                         3,802,050
  117,600 Sun Microsystems, Inc.*                    10,811,850
  162,600 Tellabs, Inc.*                              8,912,513
   27,800 Teradyne, Inc.*                             3,058,000
  125,100 United Technologies Corp.                   7,779,656
                                                   ------------
                                                    184,622,775
 --------------------------------------------------------------
  Energy Minerals - 3.6%
  119,000 Exxon Mobil Corp.                           9,244,812
  156,400 Royal Dutch Petroleum Co. ADR               8,973,450
                                                   ------------
                                                     18,218,262
 --------------------------------------------------------------
  Finance - 6.6%
  100,200 American International Group, Inc.         10,990,687
   89,800 Federal National Mortgage  Association      5,416,063
  113,300 Morgan Stanley Dean Witter & Co.            8,695,775
   61,400 Northern Trust Corp.                        3,937,275
  103,100 Wells Fargo & Co.                           4,233,544
                                                   ------------
                                                     33,273,344
 --------------------------------------------------------------
  Health Services - 3.4%
  167,900 Cardinal Health, Inc.                       9,244,994
  265,000 Lincare Holdings, Inc.*                     8,082,500
                                                   ------------
                                                     17,327,494
 --------------------------------------------------------------

  Shares  Description                        Value
  Common Stocks - (continued)
  Health Technology - 7.6%
  127,200 Amgen, Inc.*                   $  7,123,200
  107,200 Biomet, Inc.                      3,825,700
   91,700 Johnson & Johnson                 7,565,250
  171,500 Medtronic, Inc.                   8,907,281
  275,500 Schering-Plough Corp.            11,106,094
                                         ------------
                                           38,527,525
 ----------------------------------------------------
  Industrial Services - 1.3%
  142,200 Transocean Sedco Forex, Inc.      6,683,400
 ----------------------------------------------------
  Process Industries - 5.4%
  160,500 General Electric Co.             25,238,625
   14,100 The Internet HOLDRs Trust *       1,815,375
                                         ------------
                                           27,054,000
 ----------------------------------------------------
  Producer Manufacturing - 7.3%
  173,100 Danaher Corp.                     9,888,337
  204,200 Herman Miller, Inc.               5,589,975
  145,400 Illinois Tool Works, Inc.         9,314,688
  123,700 Ingersoll-Rand Co.                5,806,169
  103,700 Johnson Controls, Inc.            6,565,506
                                         ------------
                                           37,164,675
 ----------------------------------------------------
  Retail Trade - 6.2%
  173,100 Lowe's Cos., Inc.                 8,568,450
  148,400 Target Corp.                      9,877,875
  389,200 The TJX Cos., Inc.                7,467,775
  102,600 Wal-Mart Stores, Inc.             5,681,475
                                         ------------
                                           31,595,575
 ----------------------------------------------------
  Technology Services - 7.6%
   42,700 Adobe Systems, Inc.               5,164,031
  131,000 BMC Software, Inc. *              6,132,438
  115,500 Microsoft Corp. *                 8,056,125
  239,200 Oracle Corp. *                   19,121,050
                                         ------------
                                           38,473,644
 ----------------------------------------------------
  Transportation - 1.4%
  320,800 Southwest Airlines Co.            6,957,350
 ----------------------------------------------------
  Utilities - 0.6%
  113,400 CenturyTel, Inc.                  2,778,300
 ----------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $358,354,904)                    $504,548,894
 ----------------------------------------------------
  TOTAL INVESTMENTS
  (cost $358,354,904)                    $504,548,894
 ----------------------------------------------------

 * Non-income producing security.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depositary Receipt
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP FUND
MidCap Fund Overview
 Dear Shareholder,

 We are pleased to report on the performance of the Commerce MidCap Fund (the "Fund") for the six-month period ended April 30, 2000.

                   Performance Review

                   .For the six-month period ended April 30, 2000, the Insti-
                    tutional Shares of the Fund had a cumulative total return of 24.22%, based on Net Asset Value (NAV). The Service Shares had a cumulative total return, without sales charge, of 24.10% for the same period based on NAV. This compares to the Lipper Mid-Cap Core Index six-month cumu-lative return, of 29.70% and the Standard & Poor's Mid-Cap 400 Index six-month cumulative return of 21.26%. Past per-formance is no guarantee of future results. (The Fund's NAV is not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or sponsored enter-prises.)

                   Portfolio Highlights

                   .The last six months have produced some of the most vola-
                    tile swings in the stock markets ever recorded. Driven by the "new economy" frenzy in Internet and telecommunica-tions stocks, the technology sectors of the market re-corded unprecedented gains through mid-March. Not surprisingly, the technology-heavy indices, particularly the small-cap and mid-cap benchmarks, recorded impressive gains. It was an unusual period in which greater levels of risk in a portfolio were well rewarded.

                   .Most recently, the market has taken on a decidedly differ-
                    ent tone. Rising interest rates have burst the speculative bubble that was driving tech stock valuations to unrealis-tic levels. Suddenly, sectors that languished for quite some time appear to be a safe harbor, in the short term, in which to ride out the storm of uncertainty. Utility, financial, energy, and health care stocks have been surg-ing as investors scramble to diversify their holdings more broadly.

                   .Near term, as the markets adjust to what necessarily must become a slower rate of economic growth next year, we ex-pect this level of volatility to persist. Meanwhile, we have thoroughly reviewed the holdings in our portfolio, and are comfortable with the long-term prospects of our investments. We are already formulating investment strate-gies to take advantage of the opportunities which will present themselves in an era of global economic growth.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                   MidCap Fund Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   May 26, 2000

                                                            COMMERCE MIDCAP FUND
Statement of Investments
April 30, 2000 (Unaudited)

  Shares  Description                                      Value

  Common Stocks - 96.7%
  Commercial Services - 7.7%
  115,900 Concord EFS, Inc.*                         $  2,593,262
   75,600 Dendrite International, Inc.*                 1,729,350
   74,900 Maximus, Inc.*                                1,764,831
   33,100 Omnicom Group, Inc.                           3,014,169
   48,312 Paychex, Inc.                                 2,542,419
   88,750 The Profit Recovery Group International*      1,558,672
   29,400 WPP Group PLC ADR                             2,274,825
                                                     ------------
                                                       15,477,528
 ----------------------------------------------------------------
  Consumer Durables - 2.0%
   27,600 Electronic Arts, Inc.*                        1,669,800
   96,850 JAKKS Pacific, Inc.*                          1,779,619
   35,650 THQ, Inc.*                                      552,575
                                                     ------------
                                                        4,001,994
 ----------------------------------------------------------------
  Consumer Services - 4.7%
   75,300 Brinker International, Inc.*                  2,400,188
   66,900 CEC Entertainment, Inc.*                      2,007,000
   38,000 The New York Times Co.                        1,565,125
  152,300 USA Networks, Inc.*                           3,502,900
                                                     ------------
                                                        9,475,213
 ----------------------------------------------------------------
  Electronic Technology - 32.4%
   77,200 ADC Telecommunications, Inc.*                 4,689,900
   44,000 Altera Corp.*                                 4,499,000
   34,400 Analog Devices, Inc.*                         2,642,350
   58,500 ANTEC Corp.*                                  3,144,375
   47,000 Black Box Corp.*                              3,616,062
   25,800 Comverse Technology, Inc.*                    2,301,037
   20,300 Cymer, Inc.*                                    792,969
   48,700 Electronics for Imaging, Inc.*                2,544,575
   13,000 Harmonic, Inc.*                                 959,563
   80,400 InterVoice-Brite, Inc.*                       1,281,375
   47,200 KLA-Tencor Corp.*                             3,534,100
   64,800 Lam Research Corp.*                           2,972,700
    9,900 Lattice Semiconductor Corp.*                    667,013
   51,200 LSI Logic Corp.*                              3,200,000
   47,200 Maxim Integrated Products, Inc.*              3,059,150
   35,600 MTI Technology Corp.*                           551,800
   50,300 PerkinElmer, Inc.                             2,753,925
   16,400 QLogic Corp.*                                 1,645,125
   37,100 RadiSys Corp.*                                1,535,012
   47,400 Rainbow Technologies, Inc.*                   1,519,763
   39,200 Sanmina Corp.*                                2,354,450
   71,900 SCI Systems, Inc.*                            3,828,675
   46,400 Scientific-Atlanta, Inc.                      3,018,900
   14,600 SDL, Inc.*                                    2,847,000
   55,762 Symbol Technologies, Inc.                     3,108,731
   30,500 Vitesse Semiconductor Corp.*                  2,075,906
                                                     ------------
                                                       65,143,456
 ----------------------------------------------------------------
  Energy Minerals - 1.7%
   70,900 Apache Corp.                                  3,434,219
 ----------------------------------------------------------------

  Shares  Description                                     Value

  Common Stocks - (continued)
  Finance - 6.3%
   24,000 Capital One Financial Corp.               $  1,050,000
  101,800 Federated Investors, Inc. Class B            2,875,850
   21,200 Hartford Life, Inc.                          1,044,100
    6,200 Lehman Brothers Holdings, Inc.                 508,787
   35,400 Northern Trust Corp.                         2,270,025
   50,200 Paine Webber Group, Inc.                     2,202,525
    9,500 T. Rowe Price Associates, Inc.                 362,188
   53,900 The Bear Stearns Co., Inc.                   2,310,962
                                                    ------------
                                                      12,624,437
 ---------------------------------------------------------------
  Health Services - 1.2%
   42,450 Cardinal Health, Inc.                        2,337,403
 ---------------------------------------------------------------
  Health Technology - 9.0%
   42,000 Allergan, Inc.                               2,472,750
   23,200 ArthroCare Corp.*                            2,363,500
   29,500 Biogen, Inc.*                                1,734,969
   19,800 IDEC Pharmaceuticals Corp.*                  1,267,200
   38,700 Medicis Pharmaceutical Corp.*                1,693,125
   16,800 MedImmune, Inc.*                             2,686,950
    4,600 Sepracor, Inc.*                                433,838
   26,200 Stryker Corp.                                1,883,125
   28,400 Techne Corp.*                                2,019,950
   33,000 Watson Pharmaceuticals, Inc.*                1,482,937
                                                    ------------
                                                      18,038,344
 ---------------------------------------------------------------
  Industrial Services - 5.5%
   95,000 Nabors Industries, Inc.*                     3,746,562
  119,000 Rowan Co., Inc.*                             3,324,563
   86,300 Transocean Sedco Forex, Inc.                 4,056,100
                                                    ------------
                                                      11,127,225
 ---------------------------------------------------------------
  Process Industries - 1.2%
   35,000 Amdocs Ltd.*                                 2,369,063
 ---------------------------------------------------------------
  Producer Manufacturing - 4.9%
   53,900 American Power Conversion Corp.*             1,903,344
   59,900 Danaher Corp.                                3,421,787
   36,800 Ingersoll-Rand Co.                           1,727,300
   35,800 Polycom, Inc.*                               2,832,675
                                                    ------------
                                                       9,885,106
 ---------------------------------------------------------------
  Retail Trade - 6.2%
   59,900 Best Buy Co., Inc.*                          4,836,925
   37,700 Circuit City Stores-Circuit City Group       2,217,231
   55,384 CVS Corp.                                    2,409,204
   51,100 Tandy Corp.                                  2,912,700
                                                    ------------
                                                      12,376,060
 ---------------------------------------------------------------
  Technology Services - 11.2%
   33,800 Adobe Systems, Inc.                          4,087,687
   57,900 BMC Software, Inc.*                          2,710,444
   16,400 Check Point Software Technologies Ltd.*      2,837,200
 ---------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP FUND
Statement of Investments (continued)
April 30, 2000 (Unaudited)

  Shares  Description                                               Value

  Common Stocks - (continued)
  Technology Services - (continued)
   33,900 Citrix Systems, Inc.*                               $  2,070,019
  162,400 Informix Corp. *                                       1,786,400
   87,400 Jack Henry & Associates, Inc.                          3,452,300
   41,200 PSINet, Inc. *                                           955,325
   59,600 QRS Corp. *                                            1,966,800
   30,200 Rational Software Corp. *                              2,570,775
                                                              ------------
                                                                22,436,950
 -------------------------------------------------------------------------
  Utilities - 2.7%
   16,400 Nextel Communications, Inc. *                          1,794,776
   24,500 United States Cellular Corp. *                         1,471,531
   42,900 Western Wireless Corp.                                 2,131,593
                                                              ------------
                                                                 5,397,900
 -------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (cost $139,232,405)                                         $194,124,898
 -------------------------------------------------------------------------
  Other - 2.6%
   59,600 Mid-Cap Standard & Poor's  Depository Receipt ADR
          Series 1                                            $  5,267,150
 -------------------------------------------------------------------------
  TOTAL OTHER
  (cost $5,082,753)                                           $  5,267,150
 -------------------------------------------------------------------------

  Principal  Interest    Maturity
    Amount     Rate        Date          Value

  Repurchase Agreement - 1.5%
  State Street Bank & Trust Co.
  $2,929,000   5.55%    05/01/2000 $  2,929,000
 ----------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $2,929,000)                $  2,929,000
 ----------------------------------------------
  TOTAL INVESTMENTS
  (cost $147,244,158)              $202,321,048
 ----------------------------------------------

 *Non-income producing security.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depositary Receipt
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE INTERNATIONAL EQUITY FUND
International Equity Fund Overview
 Dear Shareholder:

 We are pleased to report on the performance of the Commerce International Eq-uity Fund (the "Fund") for the six-month period ended April 30, 2000.

                   Performance Review

                   .For the six-month period ended April 30, 2000, the Insti-
                    tutional Shares of the Fund had a cumulative total return of 13.18%, based on Net Asset Value (NAV) (assumes expense waivers). The Service Shares had a cumulative total re-turn, without sales charge, of 13.02% for the same period based on NAV (assumes expense waivers). This compares to the Lipper International Equity Funds Index six-month cu-mulative return of 13.59% and the Morgan Stanley Capital International Europe, Australia, and Far East Index ("EAFE") six-month cumulative return of 6.83%. Past per-formance is no guarantee of future results. (The Fund's NAV is not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or sponsored enter-prises.)

                   Portfolio Highlights

                   .The global equity markets have experienced a great deal of volatility during the past year. After several quarters of leadership, the dynamic "new economy" stocks in the telecom, media, and technology ("TMT") sectors declined during the past several months, while the "old economy" stocks (in sectors like financial, pharmaceuticals, and energy) rose.

                   .The Fund's relative performance during the past year bene-
                    fited from an underweighting in Japan relative to its benchmark and Lipper peer group, as Japan's equity market weakened. In addition, strong performance from the Latin American markets, where the Fund has an overweighting, helped relative performance. Our "Growth at a Reasonable Price" style has returned to favor in the first part of this calendar year, so that stock selection has also been aiding relative performance.

                   .Over 60% of the portfolio continues to be invested in the
                    European equity markets. Business and consumer confidence in these markets continues to be high, and unemployment is declining. A stronger focus on maximizing shareholder value is evident in the numerous mergers and acquisitions which continue apace. Japan, while showing some signs of economic recovery, must overcome corporate restructuring which is producing high unemployment and, therefore, a weak consumer sector. A number of the Pacific Rim econo-mies are enjoying strong economic rebounds. We expect that the international equity markets will remain somewhat vol-atile in the coming months, as investors gauge the possi-bility of sharper U.S. interest rate increases, and continue to reassess the "new economy" sectors.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,

                                            International Equity Team
                   International Equity Fund Team
                                            Rowe Price-Fleming International,
                                            Inc.
                   Investment Management Group
                   Commerce Bank, N.A.
                   May 26, 2000

COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments
April 30, 2000 (Unaudited)

  Shares  Description                                                     Value
  Common Stocks - 95.4%
  Argentine Peso - 0.1%
    5,310 Telefonica de Argentina SA ADR Class B (Utilities)         $   186,514
 -------------------------------------------------------------------------------
  Australian Dollar - 2.3%
   16,000 Brambles Industries Ltd. (Transportation/Storage)              450,381
   19,219 Broken Hill Proprietary Co. Ltd. (Mining-
           Metals/Minerals)                                              206,969
   30,028 Commonwealth Bank of Australia (Financial Services)            457,348
   20,786 Lend Lease Corp. Ltd. (Financial Services)                     225,252
   61,000 Publishing & Broadcasting Ltd. (Media)                         473,799
   40,000 TABCORP Holdings Ltd. (Recreational Services)                  214,118
  126,765 Telstra Corp. Ltd. (Utilities)                                 510,541
  102,939 The News Corp. Ltd. (Media)                                  1,307,290
   70,302 Westpac Banking Corp. (Banks)                                  448,746
                                                                     -----------
                                                                       4,294,444
 -------------------------------------------------------------------------------
  Brazilian Real - 1.4%
   19,977 Telecomunicacoes Brasileiras SA ADR (Telecommunications)     2,361,032
    4,700 Uniao de Bancos Brasileiros SA GDR (Financial Services)        117,206
                                                                     -----------
                                                                       2,478,238
 -------------------------------------------------------------------------------
  British Pound Sterling - 17.9%
   21,000 Abbey National PLC (Insurance)                                 239,661
   27,338 AstraZeneca Group PLC (Diversified Holding Companies)        1,146,247
    3,400 Baltimore Technologies PLC * (Computer
           Services/Software)                                            356,730
   20,777 BG Group PLC (Oil & Gas)                                       125,432
   84,000 BP Amoco PLC (Oil & Gas)                                       725,197
  139,800 Cable & Wireless PLC (Telecommunications)                    2,320,274
   74,888 Cadbury Schweppes PLC (Food Products)                          513,027
   22,000 Celltech Group PLC * (Pharmaceuticals)                         363,081
   32,400 Centrica PLC (Energy)                                          116,024
  126,000 Compass Group PLC (Food Products)                            1,814,626
   31,000 David S. Smith Holdings PLC (Paper & Forest Products)           65,641
   86,876 Diageo PLC (Beverages/Tobacco)                                 700,655
   25,000 Electrocomponents PLC (Electronics)                            251,058
    6,000 GKN PLC (Industrial Machinery)                                  83,141
  117,200 Glaxo Wellcome PLC (Pharmaceuticals)                         3,622,122
   12,800 Hays PLC (Diversified Holding Companies)                        88,485
 -------------------------------------------------------------------------------

   Shares   Description                                               Value
  Common Stocks - (continued)
  British Pound Sterling - (continued)
     33,000 Hilton Group PLC (Recreational Services)             $   138,724
     71,000 Kingfisher PLC (Retail Trade)                            580,354
     53,100 Marconi PLC (Telecommunications)                         660,566
    215,045 Reed International PLC (Publishing)                    1,496,621
     51,000 Rio Tinto PLC (Mining-Metals/Minerals)                   794,045
    159,488 Royal Bank of Scotland Group PLC (Financial
             Services)                                             2,488,116
     38,000 Safeway PLC (Retail Trade)                               128,090
    318,500 Shell Transport & Trading Co. PLC (Oil & Gas)          2,609,615
    143,700 SmithKline Beecham PLC (Health & Medical Services)     1,968,858
     46,000 Standard Chartered PLC (Financial Services)              620,943
     95,000 Tesco PLC (Food Products)                                323,184
    156,980 Tomkins PLC (Diversified Holding Companies)              482,099
     70,571 Unilever PLC (Consumer Products)                         424,120
     26,900 United News & Media PLC (Publishing)                     338,859
  1,235,765 Vodafone AirTouch PLC (Telecommunications)             5,656,635
     96,000 WPP Group PLC (Commercial Services)                    1,530,138
                                                                 -----------
                                                                  32,772,368
 ---------------------------------------------------------------------------
  Canadian Dollar - 0.5%
      5,410 Alcan Aluminum Ltd. (Mining-Metals/Minerals)             176,083
      5,500 Nortel Networks Corp. (Telecommunications)               621,717
      2,830 Royal Bank of Canada (Financial Services)                133,579
                                                                 -----------
                                                                     931,379
 ---------------------------------------------------------------------------
  Danish Krone - 0.2%
     15,880 Nordic Baltic Holding AB * (Financial Services)           98,845
      4,060 Tele Danmark AS (Telecommunications)                     297,313
                                                                 -----------
                                                                     396,158
 ---------------------------------------------------------------------------
  Euro - 35.3%
  Belgium - 0.5%
      3,064 Dexia Belgium (Financial Services)                       397,210
     20,948 Fortis Belgium (Insurance)                               528,847
      1,750 UCB SA (Chemical Products)                                58,864
                                                                 -----------
                                                                     984,921
 ---------------------------------------------------------------------------
  Finland - 3.3%
    103,880 Nokia Oyj (Telecommunications)                         5,958,994
 ---------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE INTERNATIONAL EQUITY FUND

  Shares  Description                                                   Value

  Common Stocks - (continued)
  France - 11.7%
   6,510  Alcatel (Computers/Office)                                $ 1,509,151
   1,320  Altran Technologies SA (Commercial Services)                  269,763
  20,685  Aventis SA (Pharmaceuticals)                                1,137,686
   2,603  Aventis SA * (Pharmaceuticals)                                143,640
   8,957  Axa (Insurance)                                             1,328,092
  14,430  Banque Nationale de Paris (Banks)                           1,166,218
   3,330  Canal Plus (Media)                                            641,788
   3,230  Cap Gemini SA (Computer Services/Software)                    634,261
   2,568  Carrefour SA (Retail Trade)                                   167,155
   3,520  Compagnie de Saint Gobain (Chemical Products)                 480,325
     390  Danone (Food Products)                                         85,269
   2,140  Hermes International (Retail Trade)                           303,494
     205  L'Oreal SA (Health/Personal Care)                             139,029
     986  Lafarge SA (Building Materials & Construction)                 81,660
   3,165  Legrand SA (Electronics)                                      589,847
   1,663  LVMH (Louis Vuitton Moet Hennessy) (Consumer Non-
           Durables)                                                    697,862
  26,468  Sanofi-Synthelabo SA (Health/Personal Care)                   987,747
   2,974  Schneider Electric SA (Electronics)                           194,664
   1,314  Societe Generale (Financial Services)                         272,120
   4,640  Societe Television Francaise 1 (Media)                      3,176,323
   1,274  Sodexho Alliance SA (Food Products)                           190,870
   7,976  STMicroelectronics NV (Electronics-Semiconductors)          1,521,981
  18,784  Total Fina SA (B Shares) (Oil & Gas)                        2,850,073
  29,257  Vivendi (Utilities)                                         2,893,812
                                                                    -----------
                                                                     21,462,830
 ------------------------------------------------------------------------------
  Germany - 4.5%
   2,900  Allianz AG (Insurance)                                      1,115,984
   5,369  Bayer AG (Chemical Products)                                  223,694
  14,240  Deutsche Bank AG (Financial Services)                         956,679
  15,674  Deutsche Telekom AG (Telecommunications)                    1,017,253
   7,991  Gehe AG (Health/Personal Care)                                248,450
  17,992  HypoVereinsbank (Financial Services)                        1,095,887
  13,389  Infineon Technologies AG * (Electronics-Semiconductors)       922,024
   2,936  Rhoen-Klinikum AG (Health/Personal Care)                      108,233
   3,420  SAP AG (Computer Services/Software)                         1,604,307
   1,982  Siemens AG (Electronics & Other Electrical Equipment)         293,699
  12,478  Veba AG (Utilities)                                           626,175
                                                                    -----------
                                                                      8,212,385
 ------------------------------------------------------------------------------

  Shares  Description                                          Value
  Common Stocks - (continued)
  Italy - 5.1%
   62,000 Alleanza Assicurazioni (Insurance)               $   641,425
   85,814 Banca Intesa SPA (Banks)                             315,955
   11,000 Banca Popolare Di Brescia (Financial Services)     1,000,010
  161,309 ENI SPA (Oil & Gas)                                  802,154
   37,000 Mediaset SPA (Media)                                 600,415
   47,025 Mediolanum SPA (Insurance)                           780,195
   26,362 San Paolo-IMI SPA (Financial Services)               369,072
   84,000 Tecnost SPA * (Financial Services)                   294,766
  240,443 Telecom Italia Mobile SPA (Utilities)              2,295,161
  112,340 Telecom Italia SPA (Telecommunications)            1,570,733
  178,094 UniCredito Italiano SPA (Financial Services)         722,097
                                                           -----------
                                                             9,391,983
 ---------------------------------------------------------------------
  Luxembourg - 0.1%
      966 Societe Europeenne des Satellites (Media)            146,768
 ---------------------------------------------------------------------
  Netherlands - 7.1%
    8,236 ABN AMRO Holding NV (Banks)                          169,588
    1,992 Akzo Nobel NV (Chemical Products)                     81,546
   37,830 ASM Lithography Holdings NV (Electronics-
           Semiconductors)                                   1,478,824
   15,566 CSM NV (Food Products)                               267,455
    6,390 Equant NV * (Computer Services/Software)             494,649
   29,090 Fortis NV (Insurance)                                731,489
    1,286 Gucci Group NV (Textiles)                            112,686
   45,372 ING Groep NV (Financial Services)                  2,475,686
   57,700 Koninklijke (Royal) Philips Electronics NV
           (Electronics)                                     2,573,970
    5,518 KPN NV (Utilities)                                   556,070
   19,260 Royal Dutch Petroleum Co. (Energy)                 1,110,087
    2,598 TNT Post Group NV (Financial Services)                56,684
   13,070 United Pan-Europe Communications NV * (Media)        475,634
   36,370 VNU NV (Publishing)                                1,945,814
   21,559 Wolters Kluwer NV (Media)                            508,798
                                                           -----------
                                                            13,038,980
 ---------------------------------------------------------------------
  Portugal - 0.1%
   11,631 Jeronimo Martins SGPS SA (Food Products)             207,457
 ---------------------------------------------------------------------
  Spain - 2.9%
   48,446 Banco Bilbao Vizcaya SA (Financial Services)         660,634
  131,170 Banco Santander Central Hispano SA (Banks)         1,367,759
   44,546 Endesa SA (Electrical Services)                      971,922
 ---------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
April 30, 2000 (Unaudited)

    Shares   Description                                                 Value

  Common Stocks - (continued)
  Spain - (continued)
      24,281 Repsol-YPF SA (Oil & Gas)                               $   496,662
      85,792 Telefonica SA (Telecommunications)                        1,909,281
                                                                     -----------
                                                                       5,406,258
 -------------------------------------------------------------------------------
  Total Euro                                                          64,810,576
 -------------------------------------------------------------------------------
  Hong Kong Dollar - 3.3%
     144,400 Cable & Wireless HKT Ltd. (Telecommunications)              341,108
      82,000 Cheung Kong Holdings Ltd. (Real Estate)                     979,048
     200,000 China Telecom Ltd. * (Telecommunications)                 1,444,308
      80,000 Dao Heng Bank Group Ltd. (Banks)                            369,743
      75,000 Henderson Land Development Co. Ltd. (Recreational
              Services)                                                  328,339
      39,600 HSBC Holdings PLC (Financial Services)                      443,576
     101,000 Hutchison Whampoa Ltd. (Diversified Holding
              Companies)                                               1,465,234
     314,000 Pacific Century CyberWorks Ltd.* (Telecommunications)       584,527
      21,000 Sun Hung Kai Properties Ltd. (Real Estate)                  164,458
                                                                     -----------
                                                                       6,120,341
 -------------------------------------------------------------------------------
  Indian Rupee - 0.4%
      26,025 ICICI Ltd. ADR (Financial Services)                         660,384
 -------------------------------------------------------------------------------
  Japanese Yen - 21.2%
       8,000 Bridgestone Corp. (Automobiles & Automobile Parts)          173,680
      51,000 Canon, Inc. (Electronics & Other Electrical
              Equipment)                                               2,332,454
          29 DDI Corp. (Utilities)                                       332,917
          36 East Japan Railway Co. (Railroads)                          213,304
       7,000 FANUC Ltd. (Electronics)                                    733,602
          69 Fuji Television Network, Inc. (Media)                     1,149,840
      34,000 Fujitsu Ltd. (Computers/Office)                             963,200
      22,000 Hitachi Ltd. (Electronics)                                  262,741
       6,000 Ito-Yokado Co. Ltd. (Retail Trade)                          438,272
      10,000 Kao Corp. (Cosmetics)                                       304,587
      13,000 Kokuyo Co. Ltd. (Computer Services/Software)                184,743
       7,000 KOMORI Corp. (Industrial Machinery)                          95,977
      14,000 Kyocera Corp. (Electronics & Other Electrical
              Equipment)                                               2,342,082
      17,000 Makita Corp. (Industrial Machinery)                         147,628
      31,000 Marui Co. Ltd. (Retail Trade)                               582,604
 -------------------------------------------------------------------------------

  Shares  Description                                                 Value

  Common Stocks - (continued)
  Japanese Yen - (continued)
   72,000 Matsushita Electric Industrial Co. Ltd. (Electronics)   $ 1,906,402
   81,000 Mitsui Fudosan Co. Ltd. (Real Estate)                       823,386
   16,000 Murata Manufacturing Co. Ltd. (Electronics)               3,110,679
   97,000 NEC Corp. (Electronics)                                   2,640,189
      201 Nippon Telegraph & Telephone Corp. (Utilities)            2,493,543
   65,000 Nomura Securities Co. Ltd. (Financial Services)           1,636,810
       71 NTT Docomo, Inc. (Telecommunications)                     2,372,911
   20,000 Sankyo Co. Ltd. (Financial Services)                        440,680
   11,000 Seven-Eleven Japan Co. Ltd. (Retail Trade)                1,354,441
   12,000 Shin-Etsu Chemical Co. Ltd. (Chemical Products)             634,356
   27,000 Shiseido Co. Ltd. (Health/Personal Care)                    341,453
      900 SOFTBANK Corp. (Computer Services/Software)                 221,636
    2,000 SOFTBANK Corp. * (Computer Services/Software)               494,376
   12,500 SONY Corp. * (Household Durables)                         1,446,558
   15,200 SONY Corp. (Household Durables)                           1,746,350
   46,000 Sumitomo Corp. (Wholesale Trade)                            515,299
   29,000 Sumitomo Electric Industries (Electronics & Other
           Electrical Equipment)                                      386,344
    5,000 TDK Corp. (Household Durables)                              669,814
  151,000 The Fuji Bank Ltd. (Banks)                                1,258,159
   79,000 The Sumitomo Bank Ltd. (Banks)                              988,094
  200,000 TOSHIBA Corp. (Electronics)                               1,940,471
   22,000 Yamanouchi Pharmaceutical Co. Ltd. (Pharmaceuticals)      1,162,987
                                                                  -----------
                                                                   38,842,569
 ----------------------------------------------------------------------------
  Korean Won - 1.4%
   13,900 Korea Telecom Corp. ADR (Telecommunications)                479,550
    6,897 Samsung Electronics (Electronics)                         1,864,474
      700 SK Telecom Co. Ltd. (Telecommunications)                    186,078
                                                                  -----------
                                                                    2,530,102
 ----------------------------------------------------------------------------
  Mexican Peso - 2.1%
   94,500 Fomento Economico Mexico SA de CV (Diversified
           Holding Companies)                                         374,083
   23,922 Grupo Televisa SA GDR * (Media)                           1,517,552
   33,290 Telefonos de Mexico SA ADR (Financial Services)           1,957,868
                                                                  -----------
                                                                    3,849,503
 ----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                             COMMERCE INTERNATIONAL EQUITY FUND

  Shares  Description                                                    Value

  Common Stocks - (continued)
  New Zealand Dollar - 0.2%
   91,000 Telecom Corp. of New Zealand Ltd. IR (Utilities)          $    384,450
 -------------------------------------------------------------------------------
  Norwegian Krone - 0.2%
   20,360 Orkla ASA (Food Products)                                      314,769
 -------------------------------------------------------------------------------
  Singapore Dollar - 0.5%
  126,696 United Overseas Bank Ltd. (Banks)                              883,494
 -------------------------------------------------------------------------------
  Swedish Krona - 3.5%
    3,738 ABB Ltd. (Electronics)                                         416,908
    4,570 Atlas Copco AB (Industrial Machinery)                          104,489
   18,720 Electrolux AB (Appliance Manufacturer)                         316,315
   29,040 Hennes & Mauritz AB (Retail Trade)                             770,859
  126,720 Nordbanken Holding AB (Financial Services)                     798,537
    5,530 Sandvik AB (B Shares) (Industrial Machinery)                   131,990
   63,142 Securitas AB (Commercial Services)                           1,633,833
   25,700 Telefonaktiebolaget LM Ericsson AB (Telecommunications)      2,284,508
                                                                    ------------
                                                                       6,457,439
 -------------------------------------------------------------------------------
  Swiss Franc - 3.8%
    6,833 ABB Ltd. (Electronics)                                         766,684
    2,599 Adecco SA (Business Services)                                2,132,490
    3,640 Credit Suisse Group (Financial Services)                       657,482
      935 Nestle SA (Food Products)                                    1,648,198
       51 Roche Holding AG (Health/Personal Care)                        532,608
      610 Swisscom AG (Telecommunications)                               215,059
    4,060 UBS AG (Banks)                                                 994,665
                                                                    ------------
                                                                       6,947,186
 -------------------------------------------------------------------------------
  Taiwan Dollar - 0.2%
   12,671 Hon Hai Precision Industry Co. Ltd. GDR * (Electronics)        348,452
 -------------------------------------------------------------------------------
  United States Dollar - 0.9%
   19,265 Celestica, Inc. * (Commercial Services)                      1,051,146
   11,300 Gurpo Iusacell SA de CV ADR * (Telecommunications)             180,094
    4,329 Pohang Iron & Steel Ltd. ADR (Steel)                            90,909
    7,817 SmartForce PLC ADR * (Computer Services/Software)              373,262
    2,339 Tele Norte Leste Participacoes SA ADR
           (Telecommunications)                                           41,666
                                                                    ------------
                                                                       1,737,077
 -------------------------------------------------------------------------------
  TOTAL COMMON STOCKS
  (Cost $141,372,330)                                               $174,945,443
 -------------------------------------------------------------------------------

    Shares   Description                                                 Value

  Preferred Stocks - 1.7%
  Australian Dollar - 0.8%
     134,215 The News Corp. Ltd. (Media)                            $  1,443,788
 -------------------------------------------------------------------------------
  Brazilian Real - 0.7%
   2,132,000 Banco Itau SA (Financial Services)                          159,413
   3,961,463 Petroleo Brasileiro SA (Oil & Gas)                          943,686
   4,755,900 Telesp Celular Participacoes SA (Telecommunications)         85,346
   5,574,148 Telesp-Telecomunicacoes de Sao Palo SA
              (Telecommunications)                                       138,898
                                                                    ------------
                                                                       1,327,343
 -------------------------------------------------------------------------------
  Euro - 0.1%
  Germany - 0.1%
         220 SAP AG (Non-Voting) (Computer Services/Software)            129,701
 -------------------------------------------------------------------------------
  Total Euro                                                             129,701
 -------------------------------------------------------------------------------
  United States Dollar - 0.1%
       8,000 Embratel Participacoes SA ADR (Telecommunications)          180,000
 -------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS
  (Cost $3,022,276)                                                 $  3,080,832
 -------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                              Value

  Repurchase Agreement - 2.1%
  State Street Bank & Trust Co.
  $3,922,000              5.55%                      05/01/2000                     $  3,922,000
 -----------------------------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (cost $3,922,000)                                                                 $  3,922,000
 -----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (cost $148,316,606)                                                               $181,948,275
 -----------------------------------------------------------------------------------------------

 * Non-income producing security.

 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 ADR--American Depositary Receipt
 GDR--Global Depositary Receipt
 ------------------------------------------------------------------------------

     The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND
Statement of Investments (continued)
April 30, 2000 (Unaudited)

                                      As a % of
                               Total Net Assets

  Common and Preferred Stock Industry Classifications

  Appliance Manufacturer                    0.2%
  Automobiles & Automobile Parts            0.1
  Banks                                     4.3
  Beverages/Tobacco                         0.4
  Business Services                         1.2
  Chemical Products                         0.8
  Commercial Services                       2.4
  Computer Services/Software                2.5
  Computers/Office                          1.3
  Consumer Non-Durables                     0.4
  Consumer Products                         0.2
  Cosmetics                                 0.2
  Diversified Holding Companies             1.9
  Electrical Services                       0.5
  Electronics                               9.6
  Electronics: Other Electrical Equipment   2.9
  Electronics: Semiconductors               2.1
  Energy                                    0.7
  Financial Services                       10.5
  Food Products                             2.9
  Health & Medical Services                 1.1
  Health/Personal Care                      1.3
  Household Durables                        2.1
  Industrial Machinery                      0.3
  Insurance                                 2.9
  Media                                     6.3
  Mining-Metals/Minerals                    0.6
  Oil & Gas                                 4.7
  Pharmaceuticals                           3.5
  Publishing                                2.1
  Railroads                                 0.1
  Real Estate                               1.1
  Recreational Services                     0.4
  Retail Trade                              2.4
  Steel                                     0.1
  Telecommunications                       16.8
  Textiles                                  0.1
  Transportation/Storage                    0.2
  Utilities                                 5.6
  Wholesale Trade                           0.3
 -----------------------------------------------
  TOTAL COMMON AND PREFERRED STOCK         97.1%
 -----------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
National Tax-Free Intermediate Bond Fund Overview
 Dear Shareholder,

 We are pleased to report on the performance of the Commerce National Tax-Free Intermediate Bond Fund (the "Fund") for the six-month period ended April 30, 2000.

                   Performance Review

                   For the six months ended April 30, 2000, the Institutional Shares of the Fund had a cumulative total return of 1.96%, based on Net Asset Value (NAV) (assumes fee waivers and ex-pense reimbursements). This compares to the Lipper Interme-diate Municipal Funds Index six-month cumulative return of 1.74% and the Merrill Lynch Municipal Intermediate Index six-month cumulative return of 1.97%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .The strong domestic economy, rising commodity prices and
                    wage pressures have led the Federal Reserve to increase short-term interest rates by 1.25% from May 1999 to April 2000. In response, the municipal bond yield curve has flattened. Over the last six months, short-term municipal bond yields rose 0.80% while long-term municipal bond yields have actually declined by 0.09%.

                   .In addition to the rising interest rates, the municipal
                    market has been hampered by a fall in demand on the insti-tutional level, which began in the fourth quarter of 1998. Municipal bond mutual funds have experienced net redemp-tions, as the continued rise in interest rates has dimin-ished their appeal. In addition, an industry-wide profitability squeeze has motivated property and casualty insurers to reduce their purchases of municipals in favor of taxable fixed-income securities. Retail or individual investors have provided the only consistent source of li-quidity.

                   .Our main focus for the Fund continues to be improving its relative yield. To accomplish this, we have concentrated on adding higher yielding sectors such as housing, higher education, and transportation. One exception has been the health care sector, where we continue to cut back the Fund's exposure. We've seen that even the most profitable hospitals are having a difficult time adjusting to the re-duction in Medicare reimbursement laid out in the 1997 Balanced Budget Act.

                   .The last six months have been a continuation of the long-
                    standing trend of under-performance by municipal bonds versus U.S. Treasury securities. Since 1996, municipal yields have risen an average of 60 basis points, whereas U.S. Treasury bond yields are flat to slightly higher. When yields rise, the values of existing bonds fall. Be-cause of this trend, we believe municipal bonds now offer investors very attractive yields relative to U.S. Treasury bonds.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   May 26, 2000

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments
April 30, 2000 (Unaudited)

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - 94.8%
  California - 1.1%
  Los Angeles California Unified School District GO Bonds Series C (MBIA)
   (AAA/Aaa)
  $  500,000              5.00%                      07/01/2018                     $   453,700
 ----------------------------------------------------------------------------------------------
  Colorado - 1.3%
  Colorado Springs Sales Tax Revenue Bonds (AA/A1)
     255,000              4.40                       12/01/2008                         236,321
  Larimer County Courthouse and Jail Facilities Certificate Participation
   (FSA) (AAA/Aaa)
     300,000              4.65                       12/15/2008                         284,421
                                                                                    -----------
                                                                                        520,742
 ----------------------------------------------------------------------------------------------
  Florida - 1.7%
  Florida State Board of Education Capital Outlay GO Bonds Series A
   (AA+/Aa2)
     200,000              5.25                       01/01/2004                         202,172
  Florida State Board of Education Capital Outlay GO Bonds Series D
   (AA+/Aa2)
     500,000              5.75                       06/01/2022                         495,040
                                                                                    -----------
                                                                                        697,212
 ----------------------------------------------------------------------------------------------
  Georgia - 2.6%
  George L Smith II GA World Congress Control Revenue Bonds (Domed Stadium
   Project) (MBIA) (AAA/Aaa)
     500,000              6.00                       07/01/2011                         518,490
  Georgia Private Colleges & University Revenue Bonds Series A (NR/A3)
     500,000              5.25                       10/01/2020                         448,480
  Georgia State GO Bonds Series D (AAA/Aaa)
     100,000              5.40                       11/01/2010                         101,683
                                                                                    -----------
                                                                                      1,068,653
 ----------------------------------------------------------------------------------------------
  Hawaii - 0.8%
  Honolulu HI City and County Revenue Bonds Series A (AA- /Aa3)
     300,000              7.25                       07/01/2002                         314,955
 ----------------------------------------------------------------------------------------------
  Illinois - 6.3%
  Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)
     500,000              6.00                       01/01/2019                         505,630
  Chicago IL Metropolitan Water Reclamation GO Bonds (AA/Aa1)
     500,000              4.90                       12/01/2001                         501,410
     450,000              5.60                       12/01/2009                         461,376
  Chicago IL Public Building Community Building Revenue Bonds Series C
   (FGIC) (AAA/Aaa)
     500,000              5.50                       02/01/2006                         510,555
  Illinois State GO Bonds (AAA/Aaa)
     300,000              5.00                       03/01/2017                         270,660
  Illinois State Sales Tax Revenue Bonds Series P
   (AAA/Aa2)
     300,000              6.50                       06/15/2022                         320,817
                                                                                    -----------
                                                                                      2,570,448
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Indiana - 5.5%
  Beech Grove IN Sch Building Revenue Bonds (MBIA) (AAA/Aaa)
  $  400,000              5.63%                      07/05/2024                     $   387,892
  Elkhart County IN Hospital Authority Revenue Bonds
   (NR/A1)
     700,000              5.25                       08/15/2018                         605,031
  Merrillville IN Multi. Sch Building Revenue Bonds
   (AAA/Aaa)
     500,000              6.65                       07/01/2006                         539,670
  Plymouth IN Multi. Sch Building Revenue Bonds
   (AAA/Aaa)
     700,000              5.75                       07/01/2006                         722,624
                                                                                    -----------
                                                                                      2,255,217
 ----------------------------------------------------------------------------------------------
  Iowa - 2.5%
  Bettendorf GO Bonds Series A (AMBAC) (AAA/Aaa)
     250,000              4.70                       06/01/2003                         248,720
  Iowa City Sewer Revenue Bonds (AMBAC) (AAA/Aaa)
     250,000              6.00                       07/01/2008                         253,865
  Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (NR/Aaa)
     500,000              5.70                       06/01/2009                         501,730
                                                                                    -----------
                                                                                      1,004,315
 ----------------------------------------------------------------------------------------------
  Kansas - 3.6%
  Kansas State Development Financial Authority Revenue
   Bonds Department of Corrections Series A-1
   (MBIA) (AAA/Aaa)
     275,000              5.00                       02/01/2012                         261,792
  Kansas State Development Financial Authority Revenue
   Bonds Public Water Supply (AA-/A2)
     500,000              5.00                       04/01/2016                         463,070
  Olathe KS Certificate Participation Series A (NR/A-)
     250,000              4.80                       09/01/2007                         241,497
  Ottawa Kansas Educational Facilities Revenue Bonds
   (Ottawa University Project) (NR/NR)
     350,000              5.60                       10/01/2018                         321,167
  Sedgwick County GO Bonds Series A (AA/Aa1)
     200,000              4.25                       08/01/2004                         192,790
                                                                                    -----------
                                                                                      1,480,316
 ----------------------------------------------------------------------------------------------
  Kentucky - 3.0%
  Boone County KY Sch Building Revenue Bonds (NR/Aa3)
     285,000              5.70                       02/01/2016                         286,183
  Jefferson County KY GO Bonds Series C (AA/Aa2)
     465,000              5.38                       05/15/2007                         463,777
     460,000              5.45                       05/15/2008                         459,397
                                                                                    -----------
                                                                                      1,209,357
 ----------------------------------------------------------------------------------------------
  Louisiana - 2.0%
  Caddo Parish LA Parishwide School District GO Bonds
   (MBIA) (AAA/Aaa)
     265,000              6.25                       03/01/2005                         278,682
  Orleans Parish LA Parishwide School District Revenue
   Bonds (NR/Aaa)
     500,000              7.00                       09/01/2003                         531,365
                                                                                    -----------
                                                                                        810,047
 ----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Maine - 1.5%
  Regional Waste System ME Solid Waste Revenue Bonds Series P (AA/NR)
  $  300,000              5.25%                      07/01/2004                     $   302,430
     300,000              5.38                       07/01/2005                         303,816
                                                                                    -----------
                                                                                        606,246
 ----------------------------------------------------------------------------------------------
  Massachusetts - 1.8%
  Massachusetts State GO Bonds Series A (AAA/Aaa)
     700,000              5.60                       02/01/2007                         719,705
 ----------------------------------------------------------------------------------------------
  Michigan - 8.5%
  Detroit Michigan Sewage Disposal Revenue Bonds Series A (AAA/Aaa)
     300,000              6.00                       07/01/2004                         310,779
  Forest Hills Michigan Public Schools GO Bonds (AA/Aa2)
     500,000              4.25                       05/01/2010                         445,310
  Greenville Public Schools GO Bonds (MBIA) (AAA/Aaa)
     200,000              5.75                       05/01/2007                         207,086
  Grosse Isle Township Michigan Building Authority Revenue Bonds (MBIA)
   (AAA/Aaa)
     325,000              5.45                       04/01/2016                         318,217
  Michigan State Hospital Finance Authority Revenue Bonds (BBB+/Baa1)
     150,000              5.45                       11/15/2009                         138,066
  Michigan State Hospital Finance Authority Revenue Bonds Series A
   (AA/Aa2)
   1,100,000              6.13                       11/15/2026                       1,086,470
  Michigan State Housing Development Authority Revenue Bonds Series B
   (AAA/Aaa)
     500,000              4.80                       12/01/2010                         462,755
  Waterford Township School District Revenue Bonds (Q-SBLF) (AA+/Aa2)
     500,000              4.85                       06/01/2010                         476,900
                                                                                    -----------
                                                                                      3,445,583
 ----------------------------------------------------------------------------------------------
  Minnesota - 2.2%
  Minnesota State Housing and Finance Agency Revenue Bonds Series D
   (AA+/Aa2)
     320,000              5.35                       01/01/2005                         323,523
  Plainview MN Independent School District #810 GO Bonds Series A (NR/Aa1)
     250,000              5.63                       02/01/2018                         247,625
  Rochester MN Health Care Facilities Revenue Bonds Series I (AA+/NR)
     300,000              5.80                       11/15/2007                         309,024
                                                                                    -----------
                                                                                        880,172
 ----------------------------------------------------------------------------------------------
  Missouri - 8.3%
  Belton MO Certificate Participation Series B (NR/Aaa)
     535,000              4.70                       03/01/2012                         496,887
  Crawford County MO Reorganized School District GO Bonds (AA+)
     250,000              5.45                       03/01/2013                         250,000

 ------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
  $  670,000              5.30%                      03/01/2008                     $   651,495
  Lebanon MO Reorganized School District #R-3 Direct Deposit Program GO
   Bonds (AA+)
     700,000              5.45                       03/01/2014                         693,910
  Missouri State Health & Educational Facility Revenue Bonds (Freeman
   Health Systems Project) (BBB+/NR)
     500,000              4.75                       02/15/2005                         470,265
  Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)
     280,000              4.75                       12/01/2011                         258,541
  St. Charles County MO Industrial Development Revenue Bonds (Housing
   Vanderbilt Apts) (NR/NR)
     250,000              5.00                       02/01/2029                         236,397
  St. Peters GO Bonds (NR/Aaa)
     290,000              7.20                       01/01/2009                         330,223
                                                                                    -----------
                                                                                      3,387,718
 ----------------------------------------------------------------------------------------------
  Montana - 0.5%
  Montana State Higher Education Student Assistance Corp. Student Loan
   Revenue Bonds Series B (NR/Aaa)
     200,000              5.20                       12/01/2002                         201,044
 ----------------------------------------------------------------------------------------------
  Nebraska - 1.9%
  Nebraska Public Power District Revenue Bonds Series A (AAA/Aaa)
     250,000              5.10                       01/01/2006                         255,423
  Omaha Public Power Revenue Bonds Series A
   (AA/Aa2)
     500,000              5.00                       02/01/2001                         502,505
                                                                                    -----------
                                                                                        757,928
 ----------------------------------------------------------------------------------------------
  Nevada - 1.1%
  Clark County School District GO Bonds Series B
   (AAA/Aaa)
     200,000              5.30                       05/01/2004                         202,292
  Nevada Housing Division Single Family Revenue Bonds Series A-2 (AMT)
   (FHA) (NR/Aaa)
     250,000              4.10                       10/01/2004                         237,350
                                                                                    -----------
                                                                                        439,642
 ----------------------------------------------------------------------------------------------
  New York - 9.0%
  New York Dormitory Authority Revenue Bonds (MBIA-IBC) (AAA/Aaa)
     500,000              4.50                       07/01/2006                         479,655
  New York GO Bonds Series A (A-/A3)
     500,000              5.25                       08/01/2007                         498,470
  New York GO Bonds Series A (AMBAC-TCRS)
   (AAA/Aaa)
     250,000              7.00                       08/01/2004                         267,798
  New York GO Bonds Series J (A-/A3)
     500,000              5.25                       08/01/2011                         489,165

 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments (continued)
April 30, 2000 (Unaudited)

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  New York - (continued)
  New York New York City Transitional Finance Revenue Bonds Series B
   (AA/Aa3)
  $  500,000              6.00%                      11/15/2013                     $   523,940
  New York State Dorm Authority Revenue Bonds Series B (A/A2)
     540,000              5.00                       05/15/2008                         523,049
  New York State Energy Research and Development Revenue Bonds Series A
   (A-/Ba1)
     250,000              7.15                       12/01/2020                         264,688
  New York State Urban Development Corp. Revenue Bonds (BBB+/Baa1)
     500,000              6.25                       01/01/2007                         524,040
  Somers New York Central School District GO Bonds
   (NR/A1)
      80,000              4.10                       05/01/2000                          80,000
                                                                                    -----------
                                                                                      3,650,805
 ----------------------------------------------------------------------------------------------
  North Dakota - 1.0%
  North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving
   Funding Program) Series A (NR/Aa2)
     400,000              6.00                       10/01/2020                         402,436
 ----------------------------------------------------------------------------------------------
  Oklahoma - 1.0%
  Tulsa County OK Public Facilities Authority Capital Revenue Bonds (A/NR)
     400,000              6.20                       11/01/2014                         402,940
 ----------------------------------------------------------------------------------------------
  Oregon - 1.2%
  Oregon State Housing & Community Services Department Revenue Bonds
   Series D (NR/Aa2)
     485,000              5.55                       07/01/2006                         489,743
 ----------------------------------------------------------------------------------------------
  Pennsylvania - 1.3%
  Pennsylvania State Industrial Development Authority Revenue Bonds
   (AAA/Aaa)
     500,000              6.00                       07/01/2008                         525,605
 ----------------------------------------------------------------------------------------------
  Rhode Island - 1.7%
  Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (NR/Aaa)
     180,000              5.70                       12/01/2012                         178,083
     190,000              5.75                       12/01/2013                         187,701
     205,000              5.80                       12/01/2014                         202,216
     125,000              5.90                       12/01/2015                         123,739
                                                                                    -----------
                                                                                        691,739
 ----------------------------------------------------------------------------------------------
  South Carolina - 1.3%
  York County School District #1 GO Bonds Series A (MBIA SCSDE) (AAA/Aaa)
     500,000              7.00                       07/01/2003                         529,910
 ----------------------------------------------------------------------------------------------
  South Dakota - 5.0%
  South Dakota Building Authority Revenue Bonds (A+/A1)
     300,000              6.00                       09/01/2003                         309,531

 ------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  South Dakota - (continued)
  South Dakota Housing Development Authority Revenue Bonds (AAA/Aa1)
  $  660,000              4.60%                      05/01/2005                     $   635,989
     315,000              4.65                       05/01/2006                         306,546
  South Dakota State Health & Educational Revenue Bonds (BBB+/Baa2)
     250,000              7.25                       04/01/2022                         269,167
  South Dakota State Health & Educational Revenue Bonds (MBIA) (AAA/Aaa)
     500,000              5.00                       09/01/2004                         498,620
                                                                                    -----------
                                                                                      2,019,853
 ----------------------------------------------------------------------------------------------
  Tennessee - 1.2%
  Shelby County GO Bonds Series A (AA+/Aa3)
     500,000              5.63                       06/01/2008                         512,760
 ----------------------------------------------------------------------------------------------
  Texas - 3.1%
  Guadalupe County TX Revenue Bonds (NR/Aaa)
     340,000              5.60                       02/01/2005                         347,915
  Katy TX Independent School District GO Bonds Series A (AAA/Aaa)
     200,000              4.75                       02/15/2027                         164,518
  San Antonio GO Bonds (AA+/Aa2)
     200,000              5.20                       08/01/2002                         201,794
  Tarrant County Water Control & Improvement Revenue Bonds (AAA/Aaa)
     140,000              5.00                       03/01/2009                         137,445
  Texas A&M University Revenue Bonds (AA+/Aa2)
     200,000              5.55                       05/15/2001                         202,396
  Texas State GO Bonds Series A (AA/Aa1)
     200,000              5.65                       10/01/2008                         204,368
                                                                                    -----------
                                                                                      1,258,436
 ----------------------------------------------------------------------------------------------
  Utah - 3.3%
  Alpine School District GO Bonds (FGIC-TCRS) (AAA/Aaa)
     250,000              5.40                       03/15/2005                         251,613
  Intermountain Power Agency Revenue Bonds Series A (AAA/Aaa)
     800,000              6.00                       07/01/2008                         834,496
  Intermountain Power Agency Revenue Bonds Series B (A+/A1)
     250,000              5.10                       07/01/2003                         250,777
                                                                                    -----------
                                                                                      1,336,886
 ----------------------------------------------------------------------------------------------
  Washington - 7.9%
  King County GO Bonds Series D (AA+/Aa1)
     500,000              6.20                       12/01/2000                         505,200
  Kitsap County School District No 400 Revenue
   Bonds (NR/A1)
     680,000              6.05                       12/01/2000                         685,916
  Metro. Washington DC Airports Authority Revenue Bonds Series B (AAA/Aaa)
     500,000              5.25                       10/01/2012                         490,600

 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Municipal Bond Obligations - (continued)
  Washington - (continued)
  Pierce County Sewer Improvements Revenue
   Bonds (A+/A1)
  $  290,000              5.45%                      02/01/2008                     $   291,438
  Seattle GO Bonds Series A (AA+/Aa1)
     150,000              5.30                       08/01/2013                         147,191
  Spokane County School District #354 GO Bonds (A+/A2)
     120,000              5.20                       12/01/2006                         119,664
  Vancouver Water & Sewer Revenue Bonds (FGIC)
   (AAA/Aaa)
     250,000              4.70                       06/01/2001                         250,902
  Washington Higher Educational Facility University of Puget Sound Revenue
   Bonds (A+/A2)
     500,000              5.00                       10/01/2006                         489,090
  Washington State GO Bonds Series DD-12 & CC-9 (AA+/Aa1)
     250,000              5.38                       03/01/2008                         253,245
                                                                                    -----------
                                                                                      3,233,246
 ----------------------------------------------------------------------------------------------
  Wisconsin - 1.1%
  Milwaukee GO Bonds Series E (AA+/Aa1)
     250,000              5.50                       06/15/2010                         253,218
  Wisconsin State GO Bonds Series 3 (AA/Aa2)
     200,000              5.25                       11/01/2002                         202,232
                                                                                    -----------
                                                                                        455,450
 ----------------------------------------------------------------------------------------------
  Wyoming - 0.5%
  Wyoming Community Development Authority Housing Revenue Bonds Series 5
   (AA/Aa2)
     200,000              4.80                       06/01/2009                         187,820
 ----------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BOND OBLIGATIONS
  (Cost $39,386,116)                                                                $38,520,629
 ----------------------------------------------------------------------------------------------
  Short-Term Obligations # - 6.2%
  Nevada - 1.5%
  Reno Nevada Hospital Revenue Bonds (St. Mary's Regional Medical Ctr)
   Series B (A1+/VMIG1)
  $  600,000              6.00%                      05/01/2000                     $   600,000
 ----------------------------------------------------------------------------------------------
  Texas - 4.7%
  Grapevine Industrial Development Corp. Revenue Bonds American Airlines-
   B2 (Bayerische Landesbank LOC, Expire 12/31/02) (NR/P1)
     500,000              6.00                       05/01/2000                         500,000

 ------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value

  Short-Term Obligations - (continued)
  Texas - (continued)
  Harris County Health Facilities Development Corp. Revenue Bonds St.
   Luke's Episcopal Hospital Series 1997 A (A1+/NR)
  $   95,000              6.00%                      05/01/2000                     $    95,000
  Harris County Health Facilities Development Corp. Revenue Bonds St.
   Luke's Episcopal Hospital Series 1997 B (A1+/NR)
   1,300,000              6.00                       05/01/2000                       1,300,000
                                                                                    -----------
                                                                                      1,895,000
 ----------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBILIGATIONS
  (Cost $2,495,000)                                                                 $ 2,495,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $41,881,116)                                                                $41,015,629
 ----------------------------------------------------------------------------------------------

 # Variable rate security. Coupon rate disclosed is that which is in effect at
   April 30, 2000.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:
 AMBAC--Insured by American Municipal Bond Assurance Corp.
 AMT--Alternative Minimum Tax
 FGIC--Insured by Financial Guaranty Insurance Co.
 FHA--Insured by Federal Housing Administration
 FSA--Insured by Financial Security Assurance Co.
 GO--General Obligation
 LOC--Letter of Credit
 MBIA--Insured by Municipal Bond Investors Assurance
 NR--Not Rated
 Q-SBLF--Qualified-School Bond Loan Fund
 TCRS--Transferable Custodial Receipts
 ------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Missouri Tax-Free Intermediate Bond Fund Overview
 Dear Shareholder,

 We are pleased to report on the performance of the Commerce Missouri Tax-Free Intermediate Bond Fund (the "Fund") for the six-month period ended April 30, 2000.

                   Performance Review

                   For the six months ended April 30, 2000, the Institutional Shares of the Fund had a cumulative total return of 1.89%, based on Net Asset Value (NAV) (assumes fee waivers and ex-pense reimbursements). This compares to the Lipper Interme-diate Municipal Funds Index six-month cumulative return of 1.74% and the Merrill Lynch Municipal Intermediate Index six-month cumulative return of 1.97%. Past performance is no guarantee of future results. (The Fund's NAV and yield are not guaranteed by the FDIC or the U.S. Government or by its agencies, instrumentalities, or sponsored enterprises.)

                   Portfolio Highlights

                   .The strong domestic economy, rising commodity prices and
                    wage pressures have led the Federal Reserve to increase short-term interest rates by 1.25% from May 1999 to April 2000. In response, the municipal bond yield curve has flattened. Over the last six months, short-term municipal bond yields rose 0.80% while long-term municipal bond yields have actually declined by 0.09%.

                   .In addition to the rising interest rates, the municipal
                    market has been hampered by a fall in demand on the insti-tutional level, which began in the fourth quarter of 1998. Municipal bond mutual funds have experienced net redemp-tions, as the continued rise in interest rates has dimin-ished their appeal. In addition, an industry-wide profitability squeeze has motivated property and casualty insurers to reduce their purchases of municipals in favor of taxable fixed-income securities. Retail or individual investors have provided the only consistent source of li-quidity.

                   .Our main focus for the Fund continues to be improving its relative yield. To accomplish this, we have concentrated on adding higher yielding sectors such as housing, higher education, and transportation. One exception has been the health care sector, where we continue to cut back the Fund's exposure. We've seen that even the most profitable hospitals are having a difficult time adjusting to the re-duction in Medicare reimbursement laid out in the 1997 Balanced Budget Act.

                   .The last six months have been a continuation of the long-
                    standing trend of underperformance by municipal bonds ver-sus U.S. Treasury securities. Since 1996, municipal yields have risen an average of 60 basis points, whereas U.S. Treasury bond yields are flat to slightly higher. When yields rise, the values of existing bonds fall. Because of this trend, we believe municipal bonds now offer investors very attractive yields relative to U.S. Treasury bonds.

                   We thank you for your investment and look forward to your continued confidence.

                   Sincerely,
                   Fixed-Income Funds Team
                   Investment Management Group
                   Commerce Bank, N.A.
                   May 26, 2000

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments
April 30, 2000 (Unaudited)

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Municipal Bond Obligations - 96.6%
  Michigan - 2.7%
  Michigan State Hospital Finance Authority Revenue Bonds Series A
   (AAA/Aaa)
  $  500,000              5.50%                      11/15/2010                     $   497,620
     500,000              6.13                       11/15/2026                         493,850
                                                                                    -----------
                                                                                        991,470
 ----------------------------------------------------------------------------------------------
  Missouri - 90.6%
  American National Fish & Wildlife Museum District Revenue Bonds (NR/NR)
     500,000              5.70                       09/01/2005                         493,420
  Belton Capital Improvement Sales Tax Revenue Bonds (MBIA) (AAA/Aaa)
     200,000              5.00                       03/01/2005                         199,816
     200,000              5.00                       03/01/2006                         198,590
  Belton MO Certificate Participation Series B (NR/Aaa)
     500,000              4.75                       03/01/2013                         459,630
  Branson MO Reorganized School District Revenue Bonds (AAA/Aaa)
     300,000              5.50                       03/01/2014                         302,580
  Chesterfield GO Bonds (NR/Aa1)
     200,000              4.90                       02/15/2019                         174,890
  Clay County Public Building Authority Leasehold Revenue Bonds Series A
   (FSA) (AAA/Aaa)
     665,000              5.00                       05/15/2009                         655,025
  Clay County Public Building Authority Leasehold Revenue Bonds Series C
   (FSA) (AAA/Aaa)
      40,000              5.00                       05/15/2009                          39,400
  Columbia Water & Electricity Revenue Bonds Series A (AA/A1)
     300,000              5.40                       10/01/2002                         304,038
  Fallon MO Certificate Participation (AMBAC) (AAA/Aaa)
     300,000              5.75                       12/01/2004                         309,090
  Hazelwood School District GO Bonds (NR/Aa3)
     150,000              5.15                       03/01/2004                         151,181
  Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
     635,000              5.25                       03/01/2007                         618,300
  Independence MO School District GO Bonds (AA+/Aa3)
     230,000              5.25                       03/01/2013                         226,819
     540,000              5.00                       03/01/2018                         486,319
  Jackson County MO Leasehold Revenue Bonds (AMBAC) (AAA/Aaa)
     300,000              4.00                       12/01/2004                         280,554
  Jackson County MO School District #7 Lee's Summit GO Bonds (NR/Aa3)
     250,000              5.60                       03/01/2008                         252,120
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  Jackson County Reorganized School District #7 Lee's Summit Direct
   Deposit Program (AA+/Aa1)
  $  360,000              5.10%                      03/01/2011                     $   354,388
  Jackson County Reorganized School District #7 Lee's Summit Lease
   Partnership COP Bonds (AMBAC) (AAA/Aaa)
     265,000              4.50                       03/01/2004                         259,308
  Kansas City MO GO Bonds (AA/Aa3)
     200,000              4.50                       06/01/2004                         194,918
  Kansas City MO Water Revenue Bonds Series A (AA/Aa3)
     735,000              5.80                       12/01/2018                         743,070
  Kansas City MO Water Revenue Bonds Series B (AA/Aa3)
     270,000              5.60                       12/01/2001                         273,972
  Lebanon MO Reorganized School District #R-3 Direct Deposit Program GO
   Bonds (AA+)
     270,000              5.45                       03/01/2014                         267,651
  Missouri Higher Education Student Loan Revenue Bonds Series EE (NR/Aaa)
     500,000              4.50                       02/15/2010                         452,050
  Missouri Higher Education Student Loan Revenue Bonds Series RR (NR/A2)
     500,000              5.85                       07/15/2010                         496,165
  Missouri Sate Development Finance Board Infrastructure Facilities
   (Hartman Heritage Centre PJ-A) (AMBAC) (NR/Aaa)
     500,000              5.55                       04/01/2012                         502,415
  Missouri State Certificate Participation (AAA/Aaa)
     500,000              5.13                       06/01/2017                         459,360
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds (Elec Coop Thomas Hill) (AA/A1)
     250,000              5.50                       12/01/2004                         253,415
     500,000              5.50                       12/01/2006                         506,575
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds (Tri-County Water Authority Project)
   (AA/NR)
     445,000              5.60                       04/01/2011                         453,410
     500,000              6.00                       04/01/2022                         488,655
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds Series A (NR/Aa1)
     150,000              5.25                       07/01/2002                         151,667
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds Series B (State Revolving Funds
   Program) (NR/Aaa)
     400,000              5.75                       07/01/2020                         397,604
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds Series C (NR/Aa1)
     205,000              4.75                       01/01/2001                         205,584
     500,000              4.90                       01/01/2002                         501,550
 ----------------------------------------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Statement of Investments (continued)
April 30, 2000 (Unaudited)

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  Missouri State Environmental Improvement & Energy Resources Authority
   Pollution Control Revenue Bonds Series E (NR/Aa1)
  $  290,000              4.38%                      07/01/2000                     $   289,983
  Missouri State Fourth State Building GO Bonds Series A (AAA/Aaa)
     500,000              7.00                       04/01/2004                         536,015
     150,000              5.30                       08/01/2008                         151,655
  Missouri State GO Bonds Series A (AAA/Aaa)
     500,000              4.50                       08/01/2002                         497,860
     500,000              6.50                       08/01/2014                         511,440
  Missouri State Health & Educational Facility Revenue Bonds (Barnes-
   Jewish, Inc.) (AA/Aa2)
     400,000              6.00                       05/15/2007                         413,644
     150,000              6.00                       05/15/2011                         154,015
  Missouri State Health & Educational Facility Revenue Bonds (Central
   Institute for the Deaf) (AA/NR)
     500,000              5.85                       01/01/2022                         480,975
  Missouri State Health & Educational Facility Revenue Bonds (Children
   Mercy Hosp.) (A+/NR)
     750,000              5.25                       05/15/2018                         669,945
  Missouri State Health & Educational Facility Revenue Bonds (Freeman
   Health Systems Project) (BBB+/NR)
     500,000              4.75                       02/15/2005                         470,265
  Missouri State Health & Educational Facility Revenue Bonds (prerefunded to 06/01/01) (MBIA) (AAA/Aaa)
     300,000              6.63                       06/01/2011                         312,501
  Missouri State Health & Educational Facility Revenue Bonds (The Barstow
   School) (NR/NR)
     405,000              4.75                       10/01/2010                         364,658
  Missouri State Health & Educational Facility Revenue Bonds Series B
   (Health Midwest) (MBIA) (AAA/Aaa)
     150,000              6.10                       06/01/2011                         155,528
  Missouri State Housing Development Community Mortgage Revenue Bonds
   (AMT-Singlefam-Homeowner Loan A-1) (GNMA/FNMA) (AAA/NR)
     640,000              5.90                       09/01/2012                         642,214
  Missouri State Housing Development Community Mortgage Revenue Bonds
   (AMT-Singlefam-Homeowner Loan A-2) (GNMA/FNMA) (AAA/NR)
     180,000              5.40                       03/01/2006                         180,788
  Missouri State Housing Development Community Mortgage Revenue Bonds
   (AMT-Singlefam-Homeowner Loan B-2) (GNMA/FNMA) (AAA/NR)
     350,000              4.55                       03/01/2004                         342,083
     350,000              5.20                       03/01/2008                         345,552
  Missouri State Housing Development Community Mortgage Revenue Bonds
   (Single Family Homeownership-B) (GNMA/FNMA) (AAA/NR) #
     140,000              5.50                       03/01/2006                         141,376
  Missouri State Housing Development Community Mortgage Revenue Bonds
   Series C (GNMA/FNMA) (AAA/NR) #
     180,000              4.80                       09/01/2001                         180,263
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  Missouri State Housing Development Community Mortgage Revenue Bonds
   Series C-2 (GNMA/FNMA) (AAA/NR)
  $  210,000              4.90%                      03/01/2007                     $   203,881
  Missouri State Regional Convention & Sports Complex Authority Revenue
   Bonds (A+/Aa3)
     640,000              4.75                       08/15/2004                         631,674
     500,000              5.20                       08/15/2007                         498,165
  Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
     300,000              5.60                       08/01/2010                         306,783
  New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
     375,000              4.25                       12/01/2002                         365,591
     515,000              5.00                       12/01/2010                         496,851
     380,000              5.13                       12/01/2012                         369,520
  Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)
     220,000              4.75                       12/01/2011                         203,139
     575,000              4.95                       12/01/2013                         532,910
  Richmond Heights CTFS Partnership Capital Improvement Projects Series A
   Certificate Participation (MBIA) (AAA/Aaa)
     550,000              4.60                       02/15/2005                         532,543
     575,000              4.70                       02/15/2006                         557,186
  Rolla MO Recreational Center GO Bonds (AMBAC) (AAA/Aaa)
     500,000              4.80                       03/01/2007                         493,675
  Springfield MO School Dist #12 Revenue Bonds Series B (FGIC) (AAA/Aaa)
     620,000              9.50                       03/01/2007                         776,773
  Springfield Public Building Corp. Leasehold Revenue Bonds (AAA/NR)
     225,000              4.50                       03/01/2008                         210,607
     250,000              4.85                       03/01/2010                         237,842
  St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)
     890,000              5.00                       02/15/2016                         824,932
  St. Charles County MO Industrial Development Revenue Bonds (Housing
   Vanderbilt Apts) (NR/NR)
     350,000              5.00                       02/01/2029                         330,957
  St. Charles County MO School District Series A (AAA/Aaa)
     400,000              5.05                       03/01/2019                         362,976
  St. Charles County MO School District GO Bonds Series A (AMBAC)
   (AAA/Aaa)
     150,000              5.75                       03/01/2011                         151,617
  St. Francois County MO School District R-III GO Bonds (AA+/NR)
     285,000              4.95                       03/01/2016                         257,936
  St. Louis Board of Education GO Bonds Series A (FGIC State Aid Direct
   Deposit) (AAA/Aaa)
     500,000              4.40                       04/01/2007                         475,870
  St. Louis County MO Certificate Partnership (AA/Aa2)
     500,000              4.40                       05/15/2011                         451,010
 ----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                               COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

  Principal             Interest                      Maturity
    Amount                Rate                          Date                             Value
  Municipal Bond Obligations - (continued)
  Missouri - (continued)
  St. Louis County MO GO Bonds Series B (NR/Aaa)
  $  200,000              5.25%                      02/01/2007                     $   200,490
     750,000              5.30                       02/01/2008                         752,782
  St. Louis County MO Regional Convention & Sports Complex Authority
   Revenue Bonds Series C (NR/Aaa)
     530,000              7.90                       08/15/2021                         577,122
  St. Louis County MO School District GO Bonds (FGIC) (AAA/Aaa)
     200,000              5.40                       04/01/2003                         203,324
  St. Louis County MO School District GO Bonds Lindbergh (NR/Aa2)
     715,000              6.60                       02/15/2003                         746,388
     200,000              5.40                       02/15/2010                         202,586
  St. Louis MO Airport Revenue Bonds (Lambert St. Louis International)
   Series B AMT (FGIC) (AAA/Aaa)
     395,000              6.00                       07/01/2009                         413,079
  St. Peters GO Bonds (NR/Aaa)
     500,000              7.20                       01/01/2009                         569,350
     150,000              5.80                       01/01/2010                         155,154
  St. Peters GO Bonds (FGIC) (NR/Aaa)
     695,000              7.20                       01/01/2008                         784,655
  University Missouri Development Foundation Power Leasehold Revenue Bonds
   (AAA/NR)
     500,000              5.75                       05/01/2013                         519,215
  University Missouri Health Facilities Revenue Bonds Series A (AMBAC)
   (AAA/Aaa)
     150,000              5.20                       11/01/2010                         148,329
  University of Missouri Systems Facilities Revenue Bonds (AA+/Aa2)
     250,000              4.60                       11/01/2000                         250,300
                                                                                    -----------
                                                                                     33,749,501
 ----------------------------------------------------------------------------------------------
  Puerto Rico - 3.3%
  Puerto Rico Commonwealth GO Bonds (FSA-CR) (AAA/NR)
     500,000              5.38                       07/01/2025                         471,385
  Puerto Rico Commonwealth GO Bonds (MBIA) (AAA/Aaa)
     350,000              5.38                       07/01/2021                         334,022
  Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA)
   (AAA/Aaa)
     455,000              5.50                       08/01/2018                         446,742
                                                                                    -----------
                                                                                      1,252,149
 ----------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BOND OBLIGATIONS
  (Cost $37,027,782)                                                                $35,993,120
 ----------------------------------------------------------------------------------------------

  Principal             Interest                      Maturity
   Amount                 Rate                          Date                             Value
  Short-Term Obligations # - 3.0%
  Missouri - 3.0%
  Missouri State Health & Educational Facility Revenue Bonds (A1+/VMIG1)
  $ 300,000               5.80%                      05/01/2000                     $   300,000
  Missouri State Health & Educational Facility Revenue Bonds (Drury
   College) (Mercantile Bank NA LOC, Expire 12/14/04) (NR/A1)
    400,000               6.15                       05/01/2000                         400,000
  Missouri State Health & Educational Facility Revenue Bonds (St. Louis
   University) Series A (Bank of America NA SPA, Expire 07/01/04) (AA-
   /A1)
    100,000               6.05                       05/01/2000                         100,000
  Missouri State Health & Educational Facility Revenue Bonds (The
   Washington University) Series C (Morgan Guaranty Trust SPA, Expire
   02/06/01) (A-1+/VMIG1)
    300,000               5.80                       05/01/2000                         300,000
 ----------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS
  (Cost $1,100,000)                                                                 $ 1,100,000
 ----------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS
  (Cost $38,127,782)                                                                $37,093,120
 ----------------------------------------------------------------------------------------------

 # Variable rate security. Coupon rate disclosed is that which is in effect at
   April 30, 2000.
 The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
 ------------------------------------------------------------------------------
 Investment Abbreviations:

  AMBAC --Insured by American Municipal Bond Assurance Corp.
  AMT   --Alternative Minimum Tax
  COP   --Certificate of Participation
  CTFS  --Certificates
  FGIC  --Insured by Financial Guaranty Insurance Co.
  FNMA  --Insured by Federal National Mortgage Association
  FSA   --Insured by Financial Security Assurance Co.
  GNMA  --Insured by Government National Mortgage Association
  GO    --General Obligation
  LOC   --Letter of Credit
  MBIA  --Insured by Municipal Bond Investors Assurance
  NR    --Not Rated
  TCRS  --Transferable Custodial Receipts
 ------------------------------------------------------------

      The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS
Statements of Assets and Liabilities
April 30, 2000 (Unaudited)

                                         Short-Term
                                         Government                   Balanced
                                            Fund       Bond Fund        Fund
 Assets:

  Investments in securities, at value
  (Cost $102,805,173, $353,497,392,
  $103,427,725, $69,835,909,
  $358,354,904, $147,244,158,
  $148,316,606, $41,881,116 and
  $38,127,782, respectively)            $100,185,203  $336,048,428  $117,657,798
  Cash and Foreign Currency                    1,514           325           181
  Receivables:
   Investment securities sold, at
   value                                      11,598        26,920     1,450,136
   Dividend and Interest, at value           991,692     3,777,070       497,153
   Fund shares sold                           60,331       746,670        89,005
  Deferred organization expenses, net            532           245           548
  Other                                        4,091         3,121         1,060
 -------------------------------------------------------------------------------
  Total assets                           101,254,961   340,602,779   119,695,881
 -------------------------------------------------------------------------------

 Liabilities:

  Payables:
   Due to Bank                                    --            --            --
   Investment securities purchased, at
   value                                          --            --       303,285
   Fund shares redeemed                      671,775     3,010,134        15,332
   Dividends and distributions               242,415       634,620            --
   Advisory fees                              20,450       140,678        61,776
   Administrative fees                        12,716        42,203        15,009
   Shareowner servicing fees                   4,476        23,707        21,076
   Distribution fees-service shares              396            --         5,125
  Accrued expenses and other liabili-
  ties                                        43,299       133,085        58,240
 -------------------------------------------------------------------------------
  Total liabilities                          995,527     3,984,427       479,843
 -------------------------------------------------------------------------------

 Net Assets:

  Paid-in capital                        103,740,391   355,094,255    98,675,562
  Accumulated undistributed (distribu-
  tion in excess of) net investment
  income (loss)                                7,351         2,797       369,203
  Accumulated net realized gain (loss)
  on investment transactions and
  foreign currency transactions             (868,338)   (1,029,736)    5,941,200
  Net unrealized gain (loss) on in-
  vestments and translation of assets
  and liabilities denominated in for-
  eign currency                           (2,619,970)  (17,448,964)   14,230,073
 -------------------------------------------------------------------------------
  Net Assets                            $100,259,434  $336,618,352  $119,216,038
 -------------------------------------------------------------------------------

 Shares Outstanding:

  Total shares outstanding, no par
  value (unlimited number of shares
  authorized):
   Institutional Shares                    5,566,947    18,579,344     4,469,514
   Service Shares                             57,126        60,477       109,662
  Institutional Shares: Net asset
  value and maximum public offering
  price per share (net assets/shares
  outstanding)                          $      17.83  $      18.06  $      26.03
  Service Shares: Net asset value per
  share (net assets/shares outstand-
  ing)                                  $      17.83  $      18.06  $      26.01
   Maximum public offering price per
   share(a)                             $      18.19  $      18.72  $      26.95
 -------------------------------------------------------------------------------

 (a) For the Short-Term Government Fund, the maximum public offering price per share is calculated as (NAV per share x 1.0204). For all other Funds, the maximum public offering price per share is calculated as (NAV per share x 1.0363).

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                             National      Missouri
                                                             Tax-Free      Tax-Free
  Growth and                     MidCap     International  Intermediate  Intermediate
  Income Fund   Growth Fund       Fund       Equity Fund    Bond Fund     Bond Fund


  $73,393,238   $504,548,894  $202,321,048   $181,948,275   $41,015,629   $37,093,120
          616             --           285        846,369        75,666         5,997
           --      3,727,158            --       202,445            --            --
       85,933        130,116        15,929       397,978       639,363       541,529
      443,104        338,974       333,172     1,039,382       248,799            --
           --            587           538            530         1,656         1,646
          589          4,039         1,367          1,242           418           354
 -------------------------------------------------------------------------------------
   73,923,480    508,749,768   202,672,339    184,436,221    41,981,531    37,642,646
 -------------------------------------------------------------------------------------


           --        910,431            --            --            --            --
      144,990             --     1,058,501       124,412     1,228,763       270,000
      678,466      1,557,241       636,978       751,162            --            --
           --             --            --            --        98,729       100,789
       43,228        313,749       120,878       142,689         5,322           727
        8,649         62,750        24,182        22,940         5,021         4,616
       16,990         58,220         7,403            --            --            --
          838         19,656         4,276            --            --            --
       36,590        128,048        62,996         54,024        19,199        20,502
 -------------------------------------------------------------------------------------
      929,751      3,050,095     1,915,214      1,095,227     1,357,034       396,634
 -------------------------------------------------------------------------------------


   69,645,186    317,775,078   129,255,229    143,671,475    41,602,107    38,395,052
       19,732       (867,993)     (694,623)      (205,536)       26,798        27,620
     (228,518)    42,598,598    17,119,629      6,267,797      (138,921)     (141,998)
    3,557,329    146,193,990    55,076,890     33,607,258      (865,487)   (1,034,662)
 -------------------------------------------------------------------------------------
  $72,993,729   $505,699,673  $200,757,125   $183,340,994   $40,624,497   $37,246,012
 -------------------------------------------------------------------------------------


    3,152,957     12,210,309     4,583,600     6,170,732     2,232,629     2,066,387
       40,138        375,811        95,700        27,487            --            --
  $     22.86   $      40.19  $      42.91   $      29.58   $     18.20   $     18.02
  $     22.87   $      39.93  $      42.47   $      29.50            --            --
  $     23.70   $      41.38  $      44.01   $      30.57            --            --
 -------------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Operations
For the Six Months Ended April 30, 2000 (Unaudited)

                                          Short-Term
                                          Government                 Balanced
                                             Fund       Bond Fund      Fund
  Investment Income:
  Interest                                $ 3,504,940  $12,497,215  $ 1,876,707
  Dividends(a)                                     --           --      384,176
 -------------------------------------------------------------------------------
  Total income                              3,504,940   12,497,215    2,260,883
 -------------------------------------------------------------------------------
  Expenses:
  Advisory fees                               273,500      874,809      626,051
  Administration fees                          82,051      262,443       93,908
  Shareowner servicing fees                    20,191       89,075       79,662
  Transfer agent fees                          32,858       28,892       33,936
  Custodian fees                               33,147       46,681       40,287
  Professional fees                            14,787       40,954       14,787
  Registration fees                            15,532       23,794       16,793
  Trustee fees                                  1,236        3,532        1,236
  Distribution fees -- Service Shares           1,277        1,389        3,471
  Amortization of deferred organization
  expenses                                        530          881          541
  Other                                        14,981       35,955       14,627
 -------------------------------------------------------------------------------
  Total expenses                              490,090    1,408,405      925,299
 -------------------------------------------------------------------------------
  Less -- Investment advisory fees
  waived and expense reimbursements          (116,850)          --     (245,535)
 -------------------------------------------------------------------------------
  Net expenses                                373,240    1,408,405      679,764
 -------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)              3,131,700   11,088,810    1,581,119
 -------------------------------------------------------------------------------
  Realized and unrealized gain (loss) on
  investment and foreign currency trans-
  actions:
  Net realized gain (loss) from:
  Investment transactions                    (861,106)  (1,027,037)   5,960,488
  Foreign currency related transactions            --           --           --
  Net change in unrealized gain (loss)
  on:
  Investments                                (518,433)  (7,355,652)   2,481,438
  Translation of assets and liabilities
  denominated in foreign currencies                --           --           --
 -------------------------------------------------------------------------------
  Net realized and unrealized gain
   (loss) on investments and foreign
   currency transactions                   (1,379,539)  (8,382,689)   8,441,926
 -------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                        $ 1,752,161  $ 2,706,121  $10,023,045
 -------------------------------------------------------------------------------

 (a) Amount is net of $470, $1,190, $6,370 and $115,594 respectively, for the Balanced, Growth and Income, Growth and International Equity Fund in withholding taxes.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                           National      Missouri
                                          International    Tax-Free      Tax-Free
   Growth and     Growth       MidCap        Equity      Intermediate  Intermediate
   Income Fund     Fund         Fund          Fund        Bond Fund     Bond Fund
   $   25,558   $ 1,476,059  $    98,066    $   283,619     $ 958,811     $ 964,406
      587,896       322,185      223,957        758,640            --            --
 -----------------------------------------------------------------------------------
      613,454     1,798,244      322,023      1,042,259       958,811       964,406
 -----------------------------------------------------------------------------------
      245,592     1,849,123      684,554      1,298,343        97,203        97,672
       49,118       369,825      136,911        129,834        29,161        29,301
       26,853       194,269       56,570         23,166            --            --
       10,996        76,931       55,823         36,824        14,053        15,176
       24,706        39,390       28,064        124,754        24,402        24,029
        6,930        50,657       16,757         15,773         4,928         5,127
       11,630        23,759       15,599         16,902         3,378         3,146
          823         4,528        1,400          1,317           411           427
        1,140        18,534        4,804            862            --            --
           --           573          526            522         1,631         1,628
        2,765        38,648       15,638         10,711         8,110         7,764
 -----------------------------------------------------------------------------------
      380,553     2,666,237    1,016,646      1,659,008       183,277       184,270
 -----------------------------------------------------------------------------------
           --            --           --       (488,211)      (47,193)      (57,297)
 -----------------------------------------------------------------------------------
      380,553     2,666,237    1,016,646      1,170,797       136,084       126,973
 -----------------------------------------------------------------------------------
      232,901      (867,993)    (694,623)      (128,538)      822,727       837,433
 -----------------------------------------------------------------------------------
    3,594,585    42,599,454   17,182,027      6,248,970      (138,767)     (141,947)
           --            --           --         76,158            --            --
      598,114    32,796,755   21,454,060     11,674,118        62,135        36,029
           --            --           --         (9,818)           --            --
 -----------------------------------------------------------------------------------
    4,192,699    75,396,209   38,636,087     17,989,428       (76,632)     (105,918)
 -----------------------------------------------------------------------------------
   $4,425,600   $74,528,216  $37,941,464    $17,860,890     $ 746,095     $ 731,515
 -----------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Changes in Net Assets
For the Six Months Ended April 30, 2000 (Unaudited)

                                       Short-Term
                                       Government                   Balanced
                                          Fund       Bond Fund        Fund
  From operations:
  Net investment income (loss)        $  3,131,700  $ 11,088,810  $  1,581,119
  Net realized gain (loss) on
  investments and foreign currency
  related transactions                    (861,106)   (1,027,037)    5,960,488
  Net change in unrealized gain
  (loss) on investments and
  translation of assets and
  liabilities denominated in foreign
  currencies                              (518,433)   (7,355,652)    2,481,438
 ------------------------------------------------------------------------------
  Net Increase in net assets
  resulting from operations              1,752,161     2,706,121    10,023,045
 ------------------------------------------------------------------------------
  zDistributions to Shareholders:
  From net investment income
  Institutional Shares                  (3,151,386)  (11,498,522)   (1,654,761)
  Service Shares                           (28,382)      (35,223)      (33,515)
  From net realized gain on
  investment transactions
  Institutional Shares                          --      (865,117)   (4,484,147)
  Service Shares                                --        (2,859)      (99,499)
 ------------------------------------------------------------------------------
  Total distributions to
  shareholders                          (3,179,768)  (12,401,721)   (6,271,922)
 ------------------------------------------------------------------------------
  From share transactions:
  Proceeds from sale of shares          22,950,666    48,979,088    12,041,030
  Reinvestment of dividends and
  distributions                          1,953,447     7,964,624     6,191,330
  Cost of shares redeemed              (40,401,999)  (85,930,855)  (29,747,735)
 ------------------------------------------------------------------------------
  Net increase (decrease) in net
  assets resulting from share
  transactions                         (15,497,886)  (28,987,143)  (11,515,375)
 ------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)            (16,925,493)  (38,682,743)   (7,764,252)
 ------------------------------------------------------------------------------
  Net assets:
  Beginning of period                  117,184,927   375,301,095   126,980,290
 ------------------------------------------------------------------------------
  End of period                       $100,259,434  $336,618,352  $119,216,038
 ------------------------------------------------------------------------------
  Accumulated undistributed
  (distribution in excess of) net
  investment income (loss)            $      7,351  $      2,797  $    369,203
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                               National      Missouri
                                                               Tax-Free      Tax-Free
    Growth and                     MidCap     International  Intermediate  Intermediate
    Income Fund   Growth Fund       Fund       Equity Fund    Bond Fund     Bond Fund
    $   232,901   $   (867,993) $   (694,623)  $   (128,538)  $   822,727   $   837,433
      3,594,585     42,599,454    17,182,027      6,325,128      (138,767)     (141,947)
        598,114     32,796,755    21,454,060     11,664,300        62,135        36,029
 ---------------------------------------------------------------------------------------
      4,425,600     74,528,216    37,941,464     17,860,890       746,095       731,515
 ---------------------------------------------------------------------------------------
       (237,339)            --            --       (356,026)     (822,727)     (837,748)
         (2,221)            --            --             --            --            --
             --    (46,852,787)  (22,788,341)    (6,663,121)      (21,523)       (5,121)
             --     (1,491,603)     (520,840)       (24,299)           --            --
 ---------------------------------------------------------------------------------------
       (239,560)   (48,344,390)  (23,309,181)    (7,043,446)     (844,250)     (842,869)
 ---------------------------------------------------------------------------------------
     22,835,092     93,315,130    63,327,265     67,420,292     7,412,126     4,018,662
        153,603     41,898,348    17,643,572      5,221,782       251,539       219,428
    (29,760,786)  (116,088,828)  (42,122,185)   (28,635,456)   (7,183,545)   (9,522,072)
 ---------------------------------------------------------------------------------------
     (6,772,091)    19,124,650    38,848,652     44,006,618       480,120    (5,283,982)
 ---------------------------------------------------------------------------------------
     (2,586,051)    45,308,476    53,480,935     54,824,062       381,965    (5,395,336)
 ---------------------------------------------------------------------------------------
     75,579,780    460,391,197   147,276,190    128,516,932    40,242,532    42,641,348
 ---------------------------------------------------------------------------------------
    $72,993,729   $505,699,673  $200,757,125   $183,340,994   $40,624,497   $37,246,012
 ---------------------------------------------------------------------------------------
    $    19,732   $   (867,993) $   (694,623)  $   (205,536)  $    26,798   $    27,620
 ---------------------------------------------------------------------------------------

COMMERCE FUNDS
Statements of Changes in Net Assets
For the Year Ended October 31, 1999

                                       Short-Term
                                       Government                   Balanced
                                          Fund       Bond Fund        Fund
  From operations:
  Net investment income (loss)        $  5,588,879  $ 21,388,651  $  3,593,919
  Net realized gain (loss) on
  investments and foreign currency
  related transactions                      (7,178)    1,193,228     4,617,346
  Net change in unrealized gain
  (loss) on investments and
  translation of assets and
  liabilities denominated in foreign
  currencies                            (3,616,622)  (21,271,439)    1,416,483
 ------------------------------------------------------------------------------
  Net Increase (decrease) in net
  assets resulting from operations       1,965,079     1,310,440     9,627,748
 ------------------------------------------------------------------------------
  Distributions to Shareholders:
  From net investment income
  Institutional Shares                  (5,506,354)  (21,322,484)   (3,446,941)
  Service Shares                           (55,661)      (65,548)      (69,451)
  From net realized gain on
  investment transactions
  Institutional Shares                     (47,999)   (3,616,243)  (13,708,760)
  Service Shares                              (693)      (12,411)     (298,062)
 ------------------------------------------------------------------------------
  Total distributions to
  shareholders                          (5,610,707)  (25,016,686)  (17,523,214)
 ------------------------------------------------------------------------------
  From share transactions:
  Proceeds from sale of shares          99,593,163   163,869,981    33,364,727
  Reinvestment of dividends and
  distributions                          3,659,370    16,796,721    17,475,887
  Cost of shares redeemed              (52,927,680)  (88,113,992)  (42,276,072)
 ------------------------------------------------------------------------------
  Net increase (decrease) in net
  assets resulting from share
  transactions                          50,324,853    92,552,710     8,564,542
 ------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE)             46,679,225    68,846,464       669,076
 ------------------------------------------------------------------------------
  Net assets:
  Beginning of year                     70,505,702   306,454,631   126,311,214
 ------------------------------------------------------------------------------
  End of year                         $117,184,927  $375,301,095  $126,980,290
 ------------------------------------------------------------------------------
  Accumulated undistributed net
  investment income                   $     55,419  $    447,732  $    476,360
 ------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                 National      Missouri
                                                                 Tax-Free      Tax-Free
     Growth and                      MidCap     International  Intermediate  Intermediate
    Income Fund     Growth Fund       Fund       Equity Fund    Bond Fund     Bond Fund
    $    576,112   $    (610,986) $   (936,785)  $    433,881   $ 1,509,578  $  1,563,315
      (3,794,493)     48,947,726    23,720,190      8,196,242        21,369         5,120
       4,583,016      30,096,197    14,562,053     11,122,600    (2,046,587)   (2,061,534)
 -----------------------------------------------------------------------------------------
       1,364,635      78,432,937    37,345,458     19,752,723      (515,640)     (493,099)
 -----------------------------------------------------------------------------------------
        (573,720)       (151,250)           --       (447,364)   (1,509,578)   (1,563,355)
          (4,883)             --            --           (952)           --            --
      (1,000,492)    (60,788,010)   (7,035,654)            --      (282,626)     (185,341)
         (14,161)     (1,370,831)      (63,725)            --            --            --
 -----------------------------------------------------------------------------------------
      (1,593,256)    (62,310,091)   (7,099,379)      (448,316)   (1,792,204)   (1,748,696)
 -----------------------------------------------------------------------------------------
      31,324,695     164,584,725    42,483,286     48,107,117    16,441,369    21,667,860
       1,053,891      53,058,451     5,038,648        303,849       316,392       355,572
     (50,560,491)   (192,136,802)  (70,763,234)   (40,738,397)   (7,735,169)  (11,191,281)
 -----------------------------------------------------------------------------------------
     (18,181,905)     25,506,374   (23,241,300)     7,672,569     9,022,592    10,832,151
 -----------------------------------------------------------------------------------------
     (18,410,526)     41,629,220     7,004,779     26,976,976     6,714,748     8,590,356
 -----------------------------------------------------------------------------------------
      93,990,306     418,761,977   140,271,411    101,539,956    33,527,784    34,050,992
 -----------------------------------------------------------------------------------------
    $ 75,579,780   $ 460,391,197  $147,276,190   $128,516,932   $40,242,532  $ 42,641,348
 -----------------------------------------------------------------------------------------
    $     26,391   $          --  $         --   $    279,028   $    26,798  $     27,935
 -----------------------------------------------------------------------------------------

COMMERCE FUNDS
Notes to Financial Statements
April 30, 2000 (Unaudited)
 1. ORGANIZATION

 The Commerce Funds (the "Trust") is a Delaware business trust registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust consists of nine portfo-lios (individually, a "Fund" and collectively, the "Funds"): Short-Term Gov-ernment Fund, Bond Fund, Balanced Fund, Growth and Income Fund, Growth Fund, MidCap Fund, International Equity Fund, National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund (formerly National Tax-Free Bond Fund and Missouri Tax-Free Bond Fund, respectively). Each of the Funds offers two classes of shares, Institutional Shares and Service Shares (except National Tax-Free Intermediate Bond Fund and Missouri Tax-Free Intermediate Bond Fund which only offer Institutional Shares). Each Fund is registered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund, which is registered as non-diversified under the 1940 Act.

 2. SIGNIFICANT ACCOUNTING POLICIES

 The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make es-timates and assumptions that may affect the reported amounts.

 A. Investment Valuation -- Investments in securities traded on a U.S. or for-eign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale oc-curs, securities are valued at the last bid price. Debt securities are valued at prices supplied by an independent pricing service, broker / dealer-sup-plied valuations or matrix pricing systems. Unlisted equity and debt securi-ties for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust's Board of Trustees.
   Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States. These risks in-clude revaluation of currencies, high rates of inflation, repatriation re-strictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liq-uid, may be subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

 B. Security Transactions and Dividend Income -- Security transactions are re-corded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date. Dividends for which a Fund has the choice to receive either cash or stock are recognized as investment income in an amount equal to the cash dividend.

 C. Premiums and Discounts on Debt Securities Owned -- The National Tax-Free Intermediate Bond and the Missouri Tax-Free Intermediate Bond Funds amortize premiums on debt securities on the effective yield basis, and do not accrete market discounts on debt securities. The Growth, MidCap and International Eq-uity Funds accrete market discounts and amortize premiums on a yield to matu-rity basis. The Short-Term Government, Bond, Balanced and Growth and Income Funds do not accrete market discounts or amortize premiums on long-term debt securities.

                                                                 COMMERCE FUNDS
   The Short-Term Government, Bond and Balanced Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income. Such paydown gains and losses increase or de-crease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, original issue discounts ("OID") on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. OID amortization on mortgage backed REMIC securities is initially recorded based on estimates of principal paydowns us-ing the most recent OID factors available from the issuer. Recorded amortiza-tion amounts are adjusted when actual OID factors are received.

 D. Foreign Currency Translations -- The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valua-tions, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; and (ii) purchases and sales of foreign invest-ments, income and expenses are converted into U.S. dollars based upon cur-rency exchange rates prevailing on the respective dates of such transactions.
   Net realized gain (loss) on foreign currency transactions represent: (i) foreign exchange gains and losses from the sale of foreign currencies; (ii) foreign exchange gains and losses between trade date and settlement date on investment securities transactions and foreign exchange contracts; and (iii) foreign exchange gains and losses from the difference between amounts of div-idends and interest recorded and the amounts actually received. Net unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies arises from changes in the value of assets and liabili-ties.

 E. Forward Foreign Currency Exchange Contracts -- The International Equity Fund may enter into forward foreign currency exchange contracts for the pur-chase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio posi-tions. The Fund may also purchase and sell forward contracts to seek to in-crease total return. All commitments are "marked-to-market" daily at the applicable translation rates. The Fund realizes gains or losses at the time a forward contract is offset by entry into a closing transaction or extin-guished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

 F. Segregation Transactions -- The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency ex-change contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liq-uid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

 G. Repurchase Agreements -- During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying se-curities for all repurchase agreements are held in safekeeping in the custom-er-only account, at the Funds' custodian, or at sub-custodians.

COMMERCE FUNDS
Notes to Financial Statements (continued)
April 30, 2000 (Unaudited)
 H. Dividend Distributions to Shareholders -- Dividends from net investment income are declared daily and paid monthly by the Short-Term Government, Bond, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds; declared and paid quarterly by the Balanced and Growth and Income Funds; and declared and paid annually by the MidCap, Growth and International Equity Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.
 I. Deferred Organization Expenses -- Organization costs are being amortized on a straight-line basis over a period of five years beginning with the com-mencement of each Fund's operations.

 J. Expenses -- Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative average daily net assets for the period. Service Class share-holders bear all expenses and fees relating to the Distribution Plan.

 K. Federal Taxes -- It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-ex-empt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.
   The characterization of distributions to shareholders for financial report-ing purposes is determined in accordance with income tax rules. Therefore, the source of a portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, de-pending on the type of book/tax differences that may exist as well as timing differences associated with having different book and tax year ends.
   As of the Trust's most recent tax year-end, the Short-Term Government and Growth and Income Funds had capital loss carryforwards for U.S. federal in-come tax purposes. These amounts are available to be carried forward to off-set future capital gains of the Funds to the extent permitted by applicable laws or regulations.

 Fund                                 Amount                           Year of Expiration
 ----------------------------------------------------------------------------------------
 Short-Term Government              $    7,232                                       2007
 ----------------------------------------------------------------------------------------
 Growth and Income                   3,823,103                                       2007
 ----------------------------------------------------------------------------------------

                                                                 COMMERCE FUNDS

   At April 30, 2000, the Fund's aggregate cost of portfolio securities, gross unrealized gain on investments and gross unrealized loss on investments for federal income tax purposes are as follows:

                                                                              Net
                                              Gross           Gross        Unrealized
  Fund                        Tax Cost   Unrealized Gain Unrealized Loss  Gain (Loss)
 --------------------------------------------------------------------------------------
  Short-Term Government     $102,805,173    $     91,343    $ (2,711,313) $ (2,619,970)
 --------------------------------------------------------------------------------------
  Bond                       353,497,392       1,544,589     (18,993,553)  (17,448,964)
 --------------------------------------------------------------------------------------
  Balanced                   103,427,725      19,625,496      (5,395,423)   14,230,073
 --------------------------------------------------------------------------------------
  Growth and Income           69,835,909       7,667,166      (4,109,837)    3,557,329
 --------------------------------------------------------------------------------------
  Growth                     358,354,904     165,598,195     (19,404,205)  146,193,990
 --------------------------------------------------------------------------------------
  MidCap                     147,306,336      62,622,194      (7,607,482)   55,014,712
 --------------------------------------------------------------------------------------
  International Equity       148,450,777      39,817,261      (6,319,763)   33,497,498
 --------------------------------------------------------------------------------------
  National Tax-Free Inter-
  mediate Bond                41,881,116         150,951      (1,016,438)     (865,487)
 --------------------------------------------------------------------------------------
  Missouri Tax-Free Inter-
  mediate Bond                38,127,782          88,180      (1,122,842)   (1,034,662)
 --------------------------------------------------------------------------------------

 3. AGREEMENTS

 The Funds have entered into an Advisory Agreement with Commerce Bank, N.A. (the "Advisor"). Pursuant to the terms of the Advisory Agreement, the Advisor is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Advisor is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund's average daily net assets. For the six months ended April 30, 2000, the Advisor had contractually agreed to waive a portion of its advisory fee for certain portfolios. The contrac-tual annual rate, actual annual rate and waiver amount are listed below.

                                                                  Waiver
                                       Contractual   Actual    --------------
  Fund                                 Annual Rate Annual Rate Rate   Amount
 ----------------------------------------------------------------------------
  Short-Term Government                   0.50%       0.30%    0.20% $109,399
 ----------------------------------------------------------------------------
  Bond                                    0.50        0.50       --        --
 ----------------------------------------------------------------------------
  Balanced                                1.00        0.70     0.30   187,815
 ----------------------------------------------------------------------------
  Growth and Income                       0.75        0.75       --        --
 ----------------------------------------------------------------------------
  Growth                                  0.75        0.75       --        --
 ----------------------------------------------------------------------------
  MidCap                                  0.75        0.75       --        --
 ----------------------------------------------------------------------------
  International Equity                    1.50        0.94     0.56   488,211
 ----------------------------------------------------------------------------
  National Tax-Free Intermediate Bond     0.50        0.35     0.15    29,161
 ----------------------------------------------------------------------------
  Missouri Tax-Free Intermediate Bond     0.50        0.30     0.20    39,069
 ----------------------------------------------------------------------------

   As authorized by the Advisory Agreement, the Advisor has entered into a Sub-Advisory Agreement with Rowe Price-Fleming International, Inc. (the "Sub-Advisor") whereby the Sub-Advisor manages the investment assets of the Inter-national Equity Fund. As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Advisor is entitled to a fee from the Advisor at the following annual rate:

           Average Daily Net
           Assets              Annual Rate
              ----------------------------
           First $20 million          .75%
              ----------------------------
           Next $30 million           .60
              ----------------------------
           Over $50 million           .50
              ----------------------------

COMMERCE FUNDS
Notes to Financial Statements (continued)
April 30, 2000 (Unaudited)

   In addition, when the International Equity Fund's average net assets reach $200 million, the Sub-Advisor has agreed to waive fees in excess of 0.50% of the average daily net assets of the Fund.
   In addition, for the six months ended April 30, 2000, the Advisor has vol-untarily agreed to reimburse expenses (excluding interest, taxes, service share distribution expenses and extraordinary expenses) to the extent that such expenses exceed, on an annualized basis, .68%, .88%, 1.20%, 1.13%, 1.72%, .70% and .65% of average net assets of the Short-Term Government, Bond, Growth and Income, Growth, International Equity, National Tax-Free In-termediate Bond Fund and Missouri Tax-Free Intermediate Bond Funds, respec-tively. Effective March 1, 2000, the Advisor has voluntarily agreed to reimburse expenses (excluding interest, taxes, service share distribution ex-penses and extraordinary expenses) for the Balanced Fund to the extent that such expenses exceed, on an annualized basis 1.03% of average net assets. Prior thereto, the expense limitation was 1.13% of average net assets. The effect of these reimbursements by the Advisor for the six months ended April 30, 2000, was to reduce expenses by $7,451, $57,720, $18,032 and $18,228 for the Short-Term Government, Balanced, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds, respectively. The amount reimburs-able to the Short-Term Government, Balanced, National Tax-Free Intermediate Bond and Missouri Tax-Free Intermediate Bond Funds at April 30, 2000, was $4,983, $8,260, $6,392 and $8,506 respectively, and are netted in "Advisory fees payable" in the accompanying Statements of Assets and Liabilities.
   As of September 1, 1999, Goldman, Sachs & Co. established a new operating division named the Investment Management Division. This newly created entity includes Goldman Sachs Asset Management ("GSAM"). GSAM serves as the Trust's administrator, pursuant to an Administration Agreement. Under the Administra-tion Agreement, GSAM administers the Trust's business affairs. As compensa-tion for the services rendered under the Administration Agreement and its assumption of related expenses, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate of .15% of the average daily net assets of each Fund.
   Goldman Sachs & Co. serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and may receive a portion of the sales charge im-posed on the sale of shares of the Funds. The maximum sales charge imposed on the sale of Service Shares of the Short-Term Government Fund is 2.00%; for all other Funds' Service Shares, the maximum sales charge is 3.50%. Goldman Sachs & Co. has advised the Trust that it has retained approximately $5,000 on the sale of shares of the Funds for the six months ended April 30, 2000.
   The Trust, on behalf of each Fund (except the National Tax-Free Intermedi-ate Bond Fund and Missouri Tax-Free Intermediate Bond Fund), has adopted a Distribution Plan for Service Shares pursuant to Rule 12b-1 under the 1940 Act. Under the distribution plan, payments by each Fund for distribution ex-penses may not exceed .25% (annualized) of the average daily net assets of the Fund's Service Shares.
   Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Advisor and its affiliates ("Service Organizations"), under which they will render share-holder administration support services. For these services, the Service Orga-nizations are entitled to receive fees from a Fund at an annual rate of up to .25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations.

                                                                 COMMERCE FUNDS
 4. INVESTMENT TRANSACTIONS

 Purchases and proceeds of sales or maturities of long-term securities for the six months ended April 30, 2000, were as follows:

                                               Purchases       Sales or
                              Purchase of     (excluding     maturities of  Sales or maturities
                            U.S. Government U.S. Government U.S. Government     (excluding
                              and agency      and agency      and agency    U.S. Government and
                              obligations    obligations)     obligations   agency obligations)
 ----------------------------------------------------------------------------------------------
  Short-Term Government
  Fund                          $28,058,334    $  7,094,995     $22,601,504        $  8,745,563
 ----------------------------------------------------------------------------------------------
  Bond Fund                      33,251,963      24,036,654      54,323,566          19,265,692
 ----------------------------------------------------------------------------------------------
  Balanced Fund                  28,274,901      25,272,526      47,243,955          35,259,094
 ----------------------------------------------------------------------------------------------
  Growth and Income Fund                 --      27,878,331              --          34,795,070
 ----------------------------------------------------------------------------------------------
  Growth Fund                            --     111,495,593              --         119,811,197
 ----------------------------------------------------------------------------------------------
  MidCap Fund                            --     105,703,523              --          83,876,720
 ----------------------------------------------------------------------------------------------
  International Equity
  Fund                                   --      83,259,232              --          42,699,324
 ----------------------------------------------------------------------------------------------
  National Tax-Free Inter-
  mediate Bond Fund                      --       8,155,228              --           7,871,459
 ----------------------------------------------------------------------------------------------
  Missouri Tax-Free Inter-
  mediate Bond Fund                      --       6,274,678              --           9,799,183
 ----------------------------------------------------------------------------------------------

 5. CONCENTRATION OF RISK

   Under normal conditions, the Missouri Tax-Free Intermediate Bond and Na-tional Tax-Free Intermediate Bond Funds will invest at least 80% of their net assets in tax-exempt securities. Although they do not expect to do so, the Funds may invest up to 20% of their net assets in private activity bonds that may subject certain investors to the federal alternative minimum tax.
   In addition, the Missouri Tax-Free Intermediate Bond Fund invests substantially all of its assets in debt obligations of issuers located in the State of Missouri. The National Tax-Free Intermediate Bond Fund invests substantially all of its assets in debt securities issued by or on behalf of states, territories and possessions of the U.S. The issuers' abilities to meet their obligations may be affected by the states' economic and political developments.
   The International Equity Fund invests a portion of its assets in emerging markets. Emerging markets securities are volatile. They are subject to sub-stantial currency fluctuations and sudden economic and political develop-ments. At times, the securities held by the International Equity Fund may be subject to abrupt and severe price declines.

COMMERCE FUNDS
Notes to Financial Statements (continued)
April 30, 2000 (Unaudited)
 6. SUMMARY OF SHARE TRANSACTIONS

 Share activity is as follows:

                                    Short-
                             Term Government Fund            Bond Fund
                            ------------------------  ------------------------
                                Shares       Dollars      Shares       Dollars

 For the Six Months Ended April 30, 2000 (Unaudited)

 Institutional Shares
 Shares sold                 1,274,419  $ 22,868,830   2,672,953  $ 48,925,491
 Reinvestment of dividends
and distributions              108,226     1,937,701     434,555     7,929,907
 Shares repurchased         (2,247,558)  (40,314,313) (4,679,327)  (85,786,413)
                                -----------------------------------------------
                              (864,913)  (15,507,782) (1,571,819)  (28,931,015)
 ------------------------------------------------------------------------------
 Service Shares
 Shares sold                     4,572        81,836       2,921        53,597
 Reinvestment of dividends
and distributions                  880        15,746       1,902        34,717
 Shares repurchased             (4,903)      (87,686)     (7,917)     (144,442)
                                -----------------------------------------------
                                   549         9,896      (3,094)      (56,128)
 ------------------------------------------------------------------------------
 NET INCREASE (DECREASE)      (864,364) $(15,497,886) (1,574,913) $(28,987,143)
 ------------------------------------------------------------------------------


 For the Year Ended October 31, 1999

 Institutional Shares
 Shares sold                 5,324,843  $ 97,584,178   8,522,605  $163,524,792
 Reinvestment of dividends
and distributions              198,345     3,625,923     873,736    16,727,317
 Shares repurchased         (2,793,935)  (50,976,935) (4,634,455)  (87,897,150)
                                -----------------------------------------------
                             2,729,253    50,233,166   4,761,886    92,354,959
 ------------------------------------------------------------------------------
 Service Shares
 Shares sold                   108,982     2,008,985      18,010       345,189
 Reinvestment of dividends
and distributions                1,825        33,447       3,621        69,404
 Shares repurchased           (105,731)   (1,950,745)    (11,402)     (216,842)
                                -----------------------------------------------
                                 5,076        91,687      10,229       197,751
 ------------------------------------------------------------------------------
 NET INCREASE (DECREASE)     2,734,329  $ 50,324,853   4,772,115  $ 92,552,710
 ------------------------------------------------------------------------------

                                                                 COMMERCE FUNDS


     Balanced Fund         Growth and Income Fund          Growth Fund
-------------------------  ------------------------  -------------------------
     Shares       Dollars      Shares       Dollars      Shares        Dollars


    467,855  $ 11,839,643   1,046,458  $ 22,810,876   2,413,276  $  92,420,701
    240,678     6,064,007       6,989       151,477   1,091,179     40,439,195
 (1,152,282)  (29,454,121) (1,386,061)  (29,606,039) (2,955,220)  (113,568,860)
-------------------------------------------------------------------------------
   (443,749)  (11,550,471)   (332,614)   (6,643,686)    549,235     19,291,036
-------------------------------------------------------------------------------
      8,004       201,387       1,088        24,216      23,710        894,429
      5,059       127,323          98         2,126      39,592      1,459,153
    (11,657)     (293,614)     (7,230)     (154,747)    (67,547)    (2,519,968)
-------------------------------------------------------------------------------
      1,406        35,096      (6,044)     (128,405)     (4,245)      (166,386)
-------------------------------------------------------------------------------
   (442,343) $(11,515,375)   (338,658) $ (6,772,091)    544,990  $  19,124,650
-------------------------------------------------------------------------------




  1,256,913  $ 32,435,728   1,413,116  $ 31,187,726   4,120,844  $ 158,670,973
    686,412    17,127,136      48,213     1,035,320   1,466,203     51,701,347
 (1,605,963)  (41,312,525) (2,239,584)  (50,030,942) (4,893,060)  (190,127,841)
-------------------------------------------------------------------------------
    337,362     8,250,339    (778,255)  (17,807,896)    693,987     20,244,479
-------------------------------------------------------------------------------
     35,703       928,999       6,081       136,969     153,499      5,913,752
     13,993       348,751         865        18,571      38,598      1,357,104
    (37,465)     (963,547)    (23,575)     (529,549)    (52,465)    (2,008,961)
-------------------------------------------------------------------------------
     12,231       314,203     (16,629)     (374,009)    139,632      5,261,895
-------------------------------------------------------------------------------
    349,593  $  8,564,542    (794,884) $(18,181,905)    833,619  $  25,506,374
-------------------------------------------------------------------------------

COMMERCE FUNDS
Notes to Financial Statements (continued)
April 30, 2000 (Unaudited)
 6. SUMMARY OF SHARE TRANSACTIONS (continued)



                                                    MidCap Fund
                                                     ------------------
                                                  Shares       Dollars

 For the Six Months Ended April 30, 2000 (Unaudited)

 Institutional Shares
 Shares sold                                   1,522,143  $ 62,586,620
 Reinvestment of dividends and distributions     455,290    17,132,572
 Shares repurchased                             (984,645)  (41,301,136)
                                                     ------------------
                                                 992,788    38,418,056
 ----------------------------------------------------------------------
 Service Shares
 Shares sold                                      17,793       740,645
 Reinvestment of dividends and distributions      13,711       511,000
 Shares repurchased                              (20,934)     (821,049)
                                                     ------------------
                                                  10,570       430,596
 ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                       1,003,358  $ 38,848,652
 ----------------------------------------------------------------------



 For the Year Ended October 31, 1999

 Institutional Shares
 Shares sold                                   1,126,851  $ 40,683,097
 Reinvestment of dividends and distributions     148,906     4,974,933
 Shares repurchased                           (1,953,751)  (70,571,822)
                                                     ------------------
                                                (677,994)  (24,913,792)
 ----------------------------------------------------------------------
 Service Shares
 Shares sold                                      50,321     1,800,189
 Reinvestment of dividends and distributions       1,918        63,715
 Shares repurchased                               (5,267)     (191,412)
                                                     ------------------
                                                  46,972     1,672,492
 ----------------------------------------------------------------------
 NET INCREASE (DECREASE)                        (631,022) $(23,241,300)
 ----------------------------------------------------------------------

                                                                 COMMERCE FUNDS


                                National Tax-Free        Missouri Tax-Free
 International Equity Fund    Intermediate Bond Fund   Intermediate Bond Fund
----------------------------  -----------------------  -----------------------
      Shares         Dollars     Shares       Dollars     Shares       Dollars


   2,276,487  $   67,128,847    406,686  $  7,412,126    222,548  $  4,018,662
     183,328       5,198,030     13,818       251,539     12,169       219,428
    (962,783)    (28,595,240)  (393,538)   (7,183,545)  (528,417)   (9,522,072)
-------------------------------------------------------------------------------
   1,497,032      43,731,637     26,966       480,120   (293,700)   (5,283,982)
-------------------------------------------------------------------------------
       9,701         291,445         --            --         --            --
         842          23,752         --            --         --            --
      (1,341)        (40,216)        --            --         --            --
-------------------------------------------------------------------------------
       9,202         274,981         --            --         --            --
-------------------------------------------------------------------------------
   1,506,234  $   44,006,618     26,966  $    480,120   (293,700) $ (5,283,982)
-------------------------------------------------------------------------------


   1,820,690  $   46,399,339    867,967  $ 16,441,369  1,155,718  $ 21,667,860
      12,621         302,904     16,862       316,392     19,118       355,572
  (1,558,848)    (39,065,251)  (413,480)   (7,735,169)  (600,753)  (11,191,281)
-------------------------------------------------------------------------------
     274,463       7,636,992    471,349     9,022,592    574,083    10,832,151
-------------------------------------------------------------------------------
      68,876       1,707,778         --            --         --            --
          39             945         --            --         --            --
     (67,189)     (1,673,146)        --            --         --            --
-------------------------------------------------------------------------------
       1,726          35,577         --            --         --            --
-------------------------------------------------------------------------------
     276,189  $    7,672,569    471,349  $  9,022,592    574,083  $ 10,832,151
-------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from           Distributions
                                      investment operations(a)    to shareholders
                                      ------------------------- -------------------
                            Net asset
                             value,      Net      Net realized   From net  From net
                            beginning investment and unrealized investment realized
                            of period   income    gain (loss)     income    gains
 SHORT-TERM GOVERNMENT FUND
  For the Six Months Ended
  April 30, 2000 (Unau-
  dited)
  Institutional Shares       $18.06     $0.51        $(0.22)      $(0.52)   $   --
  Service Shares              18.07      0.49         (0.23)       (0.50)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares        18.78      1.04         (0.71)       (1.04)    (0.01)
  Service Shares              18.79      1.00         (0.72)       (0.99)    (0.01)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        18.47      1.10          0.32        (1.11)       --
  Service Shares              18.48      1.06          0.31        (1.06)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        18.43      1.11          0.04        (1.11)       --
  Service Shares (com-
  menced January 2, 1997)     18.37      0.92          0.11        (0.92)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        18.83      1.09         (0.18)       (1.09)    (0.22)
 ----------------------------------------------------------------------------------
  For the Period Ended
   October 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00      1.06          0.83        (1.06)       --
 BOND FUND
  For the Six Months Ended
  April 30, 2000 (Unau-
  dited)
  Institutional Shares       $18.57     $0.58        $(0.45)      $(0.60)   $(0.04)
  Service Shares              18.57      0.56         (0.45)       (0.58)    (0.04)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares        19.84      1.16         (1.04)       (1.16)    (0.23)
  Service Shares              19.85      1.11         (1.05)       (1.11)    (0.23)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        19.43      1.15          0.41        (1.15)       --
  Service Shares              19.43      1.11          0.42        (1.11)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        19.07      1.17          0.39        (1.18)    (0.02)
  Service Shares (com-
  menced January 2, 1997)     19.00      0.94          0.43        (0.94)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        19.61      1.16         (0.28)       (1.16)    (0.26)
 ----------------------------------------------------------------------------------
  For the Period Ended
   October 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00      1.12          1.61        (1.12)       --
 ----------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (c) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                                Ratios assuming no voluntary
                                                                           waiver of fees or expense limitations
                                                                           -------------------------------------
                         Net assets                         Ratio of                               Ratio of
  Net asset              at end of       Ratio of        net investment         Ratio of        net investment    Portfolio
  value, end     Total     period    net expenses to        income to         expenses to          income to      turnover
  of period    return(b) (in 000s)  average net assets  average net assets average net assets  average net assets   rate
    $17.83        1.62%   $ 99,241         0.68%(c)           5.73%(c)            0.89%(c)           5.52%(c)         25%
     17.83        1.44       1,018         0.93(c)            5.47(c)             1.14(c)            5.26(c)          25
---------------------------------------------------------------------------------------------------------------------------
     18.06        1.83     116,163         0.68               5.65                0.92               5.41             10
     18.07        1.57       1,022         0.93               5.46                1.17               5.22             10
---------------------------------------------------------------------------------------------------------------------------
     18.78        7.94      69,538         0.68               5.90                1.04               5.55             48
     18.79        7.67         968         0.93               5.63                1.29               5.28             48
---------------------------------------------------------------------------------------------------------------------------
     18.47        6.45      48,840         0.68               6.04                1.11               5.61             36
     18.48        5.81         450         0.93(c)            5.64(c)             1.36(c)            5.21(c)          36
---------------------------------------------------------------------------------------------------------------------------
     18.43        5.02      33,839         0.68               5.90                1.11               5.47             12
---------------------------------------------------------------------------------------------------------------------------
     18.83       10.72      20,211         0.68(c)            6.38(c)             1.14(c)            5.92(c)         158
    $18.06        0.74%   $335,526         0.80%(c)           6.34%(c)            0.80%(c)           6.34%(c)         10%
     18.06        0.62       1,092         1.05(c)            6.09(c)             1.05(c)            6.09(c)          10
---------------------------------------------------------------------------------------------------------------------------
     18.57        0.59     374,121         0.81               6.05                0.81               6.05             16
     18.57        0.29       1,180         1.06               5.80                1.06               5.80             16
---------------------------------------------------------------------------------------------------------------------------
     19.84        8.27     305,396         0.83               5.86                0.83               5.86             30
     19.85        8.05       1,059         1.08               5.59                1.08               5.59             30
---------------------------------------------------------------------------------------------------------------------------
     19.43        8.50     217,803         0.85               6.14                0.85               6.14             19
     19.43        7.48         739         1.10(c)            5.67(c)             1.10(c)            5.67(c)          19
---------------------------------------------------------------------------------------------------------------------------
     19.07        4.71     151,205         0.84               6.10                0.84               6.10             31
---------------------------------------------------------------------------------------------------------------------------
     19.61       15.59      98,504         0.88(c)            6.64(c)             0.88(c)            6.64(c)          58
---------------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from          Distributions
                                      investment operations(a)    to shareholders
                                      ------------------------- -------------------
                            Net asset
                             value,      Net      Net realized   From net  From net
                            beginning investment and unrealized investment realized
                            of period   income    gain (loss)     income    gains
 BALANCED FUND
  For the Six Months Ended
  April 30, 2000 (Unau-
  dited)
  Institutional Class        $25.29     $0.32        $ 1.68       $(0.34)   $(0.92)
  Service Class               25.27      0.28          1.68        (0.30)    (0.92)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares        27.04      0.70          1.22        (0.69)    (2.98)
  Service Shares              27.01      0.64          1.22        (0.62)    (2.98)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        26.67      0.59          1.67        (0.59)    (1.30)
  Service Shares              26.66      0.53          1.65        (0.53)    (1.30)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        24.00      0.59          3.93        (0.59)    (1.26)
  Service Shares (com-
  menced January 2, 1997)     23.25      0.40          3.42        (0.41)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        22.10      0.54          2.56        (0.54)    (0.66)
 ----------------------------------------------------------------------------------
  For the Period Ended Oc-
   tober 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00      0.59          4.06        (0.55)       --
 GROWTH AND INCOME FUND
  For the Six Months Ended
  April 30, 2000 (Unau-
  dited)
  Institutional Class        $21.40     $0.08        $ 1.46       $(0.08)   $   --
  Service Class               21.41      0.06          1.45        (0.05)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares        21.72      0.15         (0.09)       (0.15)    (0.23)
  Service Shares              21.73      0.11         (0.11)       (0.09)    (0.23)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        21.82      0.18         (0.05)       (0.19)    (0.04)
  Service Shares              21.81      0.16         (0.09)       (0.11)    (0.04)
 ----------------------------------------------------------------------------------
  For the Period Ended Oc-
   tober 31, 1997
  Institutional Shares
  (commenced March 3,
  1997)                       18.00      0.15          3.80        (0.13)       --
  Service Shares (com-
  menced March 3, 1997)       18.00      0.12          3.80        (0.11)       --
 ----------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (c) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                            Ratios assuming no voluntary
                                                                        waiver of fees or expense limitations
                                                                        -------------------------------------
                           Net
                          assets
                          at end
                            of                            Ratio of                              Ratio of
  Net asset               period       Ratio of        net investment        Ratio of        net investment   Portfolio
  value, end     Total     (in     net expenses to       income to         expenses to         income to      turnover
  of period    return(b)  000's)  average net assets average net assets average net assets average net assets   rate
    $26.03        8.12%  $116,363        1.08%(c)           2.53%(c)           1.47%(c)           2.14%(c)        23%
     26.01        8.00      2,853        1.33(c)            2.28(c)            1.72(c)            1.89(c)         23
-----------------------------------------------------------------------------------------------------------------------
     25.29        7.60    124,245        1.13               2.71               1.49               2.35            11
     25.27        7.38      2,735        1.38               2.47               1.74               2.11            11
-----------------------------------------------------------------------------------------------------------------------
     27.04        8.68    123,717        1.13               2.20               1.49               1.84            68
     27.01        8.36      2,594        1.38               1.99               1.74               1.63            68
-----------------------------------------------------------------------------------------------------------------------
     26.67       19.92    105,782        1.13               2.44               1.53               2.04            31
     26.66       16.53      1,219        1.38(c)            2.13(c)            1.78(c)            1.73(c)         31
-----------------------------------------------------------------------------------------------------------------------
     24.00       14.45     69,880        1.13               2.47               1.45               2.15            58
-----------------------------------------------------------------------------------------------------------------------
     22.10       26.14     48,329        1.13(c)            3.28(c)            1.45(c)            2.96(c)         59
    $22.86        7.22%  $ 72,076        1.16%(c)           0.71%(c)           1.16%(c)           0.71%(c)        42%
     22.87        7.08        918        1.41(c)            0.46(c)            1.41(c)            0.46(c)         42
-----------------------------------------------------------------------------------------------------------------------
     21.40        0.29     74,591        1.15               0.67               1.15               0.67            64
     21.41        0.02        989        1.40               0.42               1.40               0.42            64
-----------------------------------------------------------------------------------------------------------------------
     21.72        0.53     92,625        1.16               0.82               1.16               0.82            55
     21.73        0.30      1,365        1.41               0.60               1.41               0.60            55
-----------------------------------------------------------------------------------------------------------------------
     21.82       22.00     45,173        1.20(c)            1.30(c)            2.02(c)            0.48(c)          5
     21.81       21.81      2,588        1.45(c)            1.02(c)            2.27(c)            0.20(c)          5
-----------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from           Distributions
                                      investment operations(a)     to shareholders
                                      --------------------------- -------------------
                            Net asset    Net
                             value,   investment    Net realized   From net  From net
                            beginning   income     and unrealized investment realized
                            of period   (loss)          gain        income    gains
 GROWTH FUND
  For the Six Months Ended
  April 30, 2000 (Unau-
  dited)
  Institutional Shares       $38.24     $(0.07)        $5.96        $  --     $(3.94)
  Service Shares              38.07      (0.12)         5.92           --      (3.94)
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares        37.37      (0.05)         6.40        (0.01)     (5.47)
  Service Shares              37.29      (0.12)         6.37           --      (5.47)
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        34.54       0.07          5.06        (0.06)     (2.24)
  Service Shares              34.50      (0.01)         5.05        (0.01)     (2.24)
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        28.95       0.19          7.51        (0.19)     (1.92)
  Service Shares (com-
  menced January 2, 1997)     28.26       0.09          6.25        (0.10)        --
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        24.68       0.19          5.40        (0.19)     (1.13)
 ------------------------------------------------------------------------------------
  For the Period Ended
   October 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00       0.15          6.68        (0.15)        --
 MIDCAP FUND
  For the Six Months Ended
  April 30, 2000 (Unau-
  dited)
  Institutional Shares       $40.07     $(0.15)        $9.01        $  --     $(6.02)
  Service Shares              39.75      (0.20)         8.94           --      (6.02)
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares        32.57      (0.23)(d)      9.34(d)        --      (1.61)
  Service Shares              32.40      (0.31)(d)      9.27(d)        --      (1.61)
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        33.02      (0.13)         1.48           --      (1.80)
  Service Shares              32.94      (0.16)         1.42           --      (1.80)
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        28.06      (0.13)         5.38           --      (0.29)
  Service Shares (com-
  menced January 2, 1997)     28.64      (0.11)         4.41           --         --
 ------------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        25.30      (0.07)         3.51           --      (0.68)
 ------------------------------------------------------------------------------------
  For the Period Ended
   October 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00      (0.04)         7.34           --         --
 ------------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (c) Annualized.
 (d) Calculated based on average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                           Net
                          assets
                          at end
                            of                            Ratio of
  Net asset               period       Ratio of        net investment   Portfolio
  value, end     Total     (in     net expenses to    income (loss) to  turnover
  of period    return(b)  000's)  average net assets average net assets   rate
    $40.19       16.29%  $490,695        1.07%(c)          (0.34)%(c)       23%
     39.93       16.11     15,005        1.32(c)           (0.59)(c)        23
---------------------------------------------------------------------------------
     38.24       18.24    445,923        1.08              (0.12)           35
     38.07       17.97     14,468        1.33              (0.36)           35
---------------------------------------------------------------------------------
     37.37       15.38    409,797        1.08               0.20            53
     37.29       15.10      8,965        1.33              (0.06)           53
---------------------------------------------------------------------------------
     34.54       28.12    343,773        1.11               0.60            32
     34.50       22.47      5,758        1.36(c)            0.35(c)         32
---------------------------------------------------------------------------------
     28.95       23.43    208,908        1.08               0.72            36
---------------------------------------------------------------------------------
     24.68       38.06    141,735        1.11(c)            0.81(c)         33
    $42.91       24.22%  $196,693        1.14%(c)          (0.76)%(c)       47%
     42.47       24.10      4,064        1.39(c)           (1.00)(c)        47
---------------------------------------------------------------------------------
     40.07       28.96    143,892        1.14              (0.63)           98
     39.75       28.63      3,384        1.39              (0.86)           98
---------------------------------------------------------------------------------
     32.57        3.96    139,035        1.16              (0.58)           76
     32.40        3.68      1,236        1.41              (0.82)           76
---------------------------------------------------------------------------------
     33.02       18.88    112,442        1.23              (0.61)           89
     32.94       15.01        658        1.48(c)           (0.95)(c)        89
---------------------------------------------------------------------------------
     28.06       13.78     74,641        1.22              (0.37)           71
---------------------------------------------------------------------------------
     25.30       40.56     41,665        1.32(c)           (0.29)(c)        59
---------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from         Distributions
                                      investment operations(a)   to shareholders
                                      ------------------------- -------------------
                            Net asset
                             value,      Net      Net realized   From net  From net
                            beginning investment and unrealized investment realized
                            of period   Income        gain        income    gains
 INTERNATIONAL EQUITY FUND
  For the Six Months Ended
  April 30, 2000 (Unau-
  dited)
  Institutional Shares       $27.39     $(0.03)      $3.57        $(0.06)   $(1.29)
  Service Shares              27.30      (0.06)       3.55            --     (1.29)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1999
  Institutional Shares        23.00       0.09        4.40         (0.10)       --
  Service Shares              22.92       0.10        4.34         (0.06)       --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1998
  Institutional Shares        22.10       0.10        1.45         (0.08)    (0.57)
  Service Shares              22.06       0.05        1.44         (0.06)    (0.57)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1997
  Institutional Shares        20.96       0.06        1.42         (0.10)    (0.24)
  Service Shares (com-
  menced January 2, 1997)     21.70       0.01        0.35            --        --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31, 1996
  Institutional Shares        18.64       0.11        2.35         (0.07)    (0.07)
 ----------------------------------------------------------------------------------
  For the Period Ended
   October 31, 1995
  Institutional Shares
  (commenced December 12,
  1994)                       18.00       0.12        0.55         (0.03)       --
 ----------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment of the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
 (c) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                             Ratios assuming no voluntary waiver
                                                                               of fees or expense limitations
                                                                            -------------------------------------
                           Net assets                         Ratio of                              Ratio of
  Net asset                at end of       Ratio of        net investment        Ratio of        net investment   Portfolio
  value, end     Total       period    net expenses to       Income to         expenses to      income (loss) to  turnover
  of period    return(b)   (in 000's) average net assets average net assets average net assets average net assets   rate
    $29.58       13.18%(d)  $182,530         1.35%(c)          (0.15)%(c)          1.91%(c)          (0.71)%(c)       27%
     29.50       13.02(d)        811         1.60(c)           (0.38)(c)           2.16(c)           (0.94)(c)        27
---------------------------------------------------------------------------------------------------------------------------
     27.39       19.58       128,018         1.53               0.40               2.07              (0.14)           32
     27.30       19.39           499         1.78               0.33               2.32              (0.21)           32
---------------------------------------------------------------------------------------------------------------------------
     23.00        7.16       101,161         1.62               0.46               2.14              (0.06)           22
     22.92        6.88           379         1.87               0.19               2.39              (0.33)           22
---------------------------------------------------------------------------------------------------------------------------
     22.10        7.15        78,273         1.72               0.35               2.23              (0.16)           22
     22.06        1.66           231         1.97(c)            0.14(c)            2.48(c)           (0.37)(c)        22
---------------------------------------------------------------------------------------------------------------------------
     20.96       13.25        51,589         1.72               0.74               2.64              (0.18)           21
---------------------------------------------------------------------------------------------------------------------------
     18.64        3.73        21,014         1.81(c)            1.06(c)            3.50(c)           (0.63)(c)        25
---------------------------------------------------------------------------------------------------------------------------

COMMERCE FUNDS
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

                                             Income from         Distributions
                                      investment operations(a)   to shareholders
                                      ------------------------- -------------------
                            Net asset
                             value,      Net      Net realized   From net  From net
                            beginning investment and unrealized investment realized
                            of period   income    gain (loss)     income    gains
 NATIONAL TAX-FREE INTERMEDIATE BOND FUND
  For the Six Months Ended
  April 30, 2000 (Unau-
  dited)                     $18.24     $0.39        $(0.03)      $(0.39)   $(0.01)
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31,
  1999                        19.33      0.74         (0.93)       (0.74)    (0.16)
  1998                        18.85      0.74          0.48        (0.74)       --
  1997                        18.46      0.72          0.39        (0.72)       --
  1996                        18.54      0.73         (0.07)       (0.73)    (0.01)
  For the Period Ended Oc-
   tober 31, 1995 (com-
   menced February 21,
   1995)                      18.00      0.54          0.54        (0.54)       --
 MISSOURI TAX-FREE INTERMEDIATE BOND FUND
  For the Six Months Ended
  April 30, 2000 (Unau-
  dited)                     $18.07     $0.39        $(0.05)      $(0.39)   $   --
 ----------------------------------------------------------------------------------
  For the Year Ended Octo-
  ber 31,
  1999                        19.07      0.73         (0.90)       (0.73)    (0.10)
  1998                        18.61      0.74          0.47        (0.74)    (0.01)
  1997                        18.26      0.76          0.37        (0.76)    (0.02)
  1996                        18.40      0.76         (0.14)       (0.76)       --
  For the Period Ended Oc-
   tober 31, 1995 (com-
   menced February 21,
   1995)                      18.00      0.57          0.40        (0.57)       --
 ----------------------------------------------------------------------------------

 (a) Includes the balancing effect of calculating per share amounts.
 (b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if a sales charge were taken into account.
 (c) Annualized.

The accompanying notes are an integral part of these financial statements.

                                                                 COMMERCE FUNDS

                                                                          Ratios assuming no voluntary waiver of
                                                                               fees or expense limitations
                                                                          --------------------------------------
                         Net assets                         Ratio of                              Ratio of
  Net asset              at end of       Ratio of        net investment        Ratio of        net investment    Portfolio
  value, end     Total     period    net expenses to       income to         expenses to          income to      turnover
  of period    return(b) (in 000's) average net assets average net assets average net assets average net  assets   rate
    $18.20        1.96%   $40,624          0.70%(c)           4.23%(c)           0.94%(c)           3.99%(c)         21%
--------------------------------------------------------------------------------------------------------------------------
     18.24       (1.08)    40,243          0.70               3.90               0.93               3.67             35
     19.33        6.59     33,528          0.74               3.87               1.04               3.57             41
     18.85        6.16     25,281          0.85               3.89               1.15               3.59              6
     18.46        3.60     17,613          0.85               3.93               1.55               3.23             34
     18.54        6.06     10,721          0.85(c)            4.19(c)            1.90(c)            3.14(c)          19
    $18.02        1.89%   $37,246          0.65%(c)           4.29%(c)           0.94%(c)           4.00%(c)         17%
--------------------------------------------------------------------------------------------------------------------------
     18.07       (0.95)    42,641          0.65               3.91               0.92               3.64             21
     19.07        6.65     34,051          0.65               3.93               1.03               3.55             34
     18.61        6.31     24,434          0.65               4.14               1.21               3.58             13
     18.26        3.43     17,034          0.65               4.14               1.58               3.21             49
     18.40        5.45      8,889          0.65(c)            4.41(c)            2.12(c)            2.94(c)          52
--------------------------------------------------------------------------------------------------------------------------

              The Commerce Funds


              Trustees

              J. Eric Helsing, Chairman
              Randall D. Barron
              David L. Bodde
              John J. Holland
              Warren Weaver

              Officers

              Warren Weaver, President
              James A. McNamara, Vice President
              Nancy L. Mucker, Vice President
              John M. Perlowski, Vice President
              Randall D. Barron, Treasurer
              Philip V. Giuca Jr., Assistant Treasurer
              W. Bruce McConnel III, Secretary
              Michael J. Richman, Assistant Secretary
              Howard B. Surloff, Assistant Secretary


This Semiannual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

Shares of the Funds are not deposits or obligations of, or guaranteed, endorsed, or otherwise supported by Commerce Bank, N.A., its parent, or affiliates, and the shares are not federally insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Funds involves investment risks including the possible loss of the principal amount invested. The Commerce Funds are advised by Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

INVESTMENT ADVISOR
Commerce Bank, N.A.

INVESTMENT SUB-ADVISOR,
INTERNATIONAL EQUITY FUND
Rowe Price-Fleming International, Inc.
100 East Pratt Street
Baltimore, Maryland 21202

CUSTODIAN
State Street Bank & Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT
National Financial Data Services, Inc.
330 W. 9th
4th Floor
Kansas City, Missouri 64105

DISTRIBUTOR
Goldman, Sachs & Co.
85 Broad Street
New York, New York 10004

ADMINISTRATOR
Goldman Sachs Asset Management
32 Old Slip
New York, New York 10005

INDEPENDENT AUDITORS
KPMG LLP
1000 Walnut Street
Kansas City, Missouri 64106

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996


                           [LOGO OF COMMERCE FUNDS]

                            8000 Forsyth Boulevard
                                   Suite 606
                           St. Louis, Missouri 63105

                              1000 Walnut Street
                                 Eighth Floor
                          Kansas City, Missouri 64106

                             www.commercefunds.com

                                1-800-995-6365

                                                                         CB 5026

                                                      Date of first use: 6/28/00